UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Consumer Products – 8.5%
Apparel, Shoes and Accessories - 2.8%
Carter’s [a]	50,000	$1,507,500
Columbia Sportswear	362,088	19,020,483
Daphne International Holdings	1,830,800	1,782,638
Fossil [a]	41,900	1,581,306
Gildan Activewear [a]	37,900	996,391
Guess?	291,407	13,690,301
Hengdeli Holdings	1,762,200	748,979
K-Swiss Cl. A [a]	654,450	6,845,547
Luk Fook Holdings (International)	3,010,000	3,035,490
Movado Group [a]	195,720	2,207,722
Stella International Holdings	1,025,200	2,096,812
Steven Madden [a]	628,070	30,649,816
Timberland Company (The) Cl. A [a]	232,500	4,961,550
True Religion Apparel [a]	539,400	16,376,184
Volcom [a,b]	124,850	2,437,072
Warnaco Group (The) [a]	162,000	7,729,020
Weyco Group [c]	590,500	13,888,560
Wolverine World Wide	834,140	24,323,522

		153,878,893

Consumer Electronics - 0.8%
Dolby Laboratories Cl. A [a]	553,250	32,459,178
Harman International Industries [a]	292,000	13,659,760

		46,118,938

Food/Beverage/Tobacco - 0.8%
Cal-Maine Foods	379,001	12,844,344
Hain Celestial Group [a]	125,500	2,177,425
Industrias Bachoco ADR	77,253	1,705,746
J & J Snack Foods	272,718	11,855,051
Lancaster Colony	181,678	10,711,735
National Beverage	15,000	166,800
Thai Beverage PCL	8,366,000	1,764,159

		41,225,260

Health, Beauty and Nutrition - 1.4%
Inter Parfums	1,140,450	16,901,469
NBTY [a]	603,800	28,970,324
Nu Skin Enterprises Cl. A	552,500	16,077,750
Nutraceutical International [a,c]	737,810	11,022,881
NutriSystem	156,900	2,794,389

		75,766,813

Home Furnishing and Appliances - 1.9%
American Woodmark	645,774	12,521,558
Ethan Allen Interiors [c]	1,573,910	32,469,763
Furniture Brands International [a]	1,029,400	6,619,042
La-Z-Boy [a]	907,300	11,377,542
Mohawk Industries [a]	414,900	22,562,262
Natuzzi ADR [a]	2,096,300	9,433,350
Stanley Furniture [a,c]	689,924	7,009,628

		101,993,145

Sports and Recreation - 0.8%
Callaway Golf	250,000	2,205,000
Polaris Industries	64,500	3,299,820
RC2 Corporation [a]	182,400	2,730,528
Thor Industries	580,250	17,529,352
Winnebago Industries [a]	1,374,450	20,080,715

		45,845,415

Total		464,828,464

Consumer Services – 6.0%
Leisure and Entertainment - 0.7%
DreamWorks Animation SKG Cl. A [a]	427,300	16,831,347
International Speedway Cl. A	487,700	12,568,029
World Wrestling Entertainment Cl. A	655,901	11,347,087

		40,746,463

Media and Broadcasting - 0.1%
Scripps Networks Interactive Cl. A	73,000	3,237,550

Restaurants and Lodgings - 0.2%
Ark Restaurants	34,413	469,394
CEC Entertainment [a]	340,670	12,976,120

		13,445,514

Retail Stores - 5.0%
American Eagle Outfitters	834,100	15,447,532
America’s Car-Mart [a]	451,600	10,892,592
Buckle (The)	709,658	26,087,028
CarMax [a]	495,000	12,434,400
Cash America International	45,200	1,784,496
Cato Corporation (The) Cl. A	1,315,302	28,200,075
Charming Shoppes [a]	3,523,700	19,239,402
Dress Barn (The) [a]	1,438,013	37,618,420
EZCORP Cl. A [a]	113,000	2,327,800
Family Dollar Stores	23,200	849,352
GameStop Corporation Cl. A [a,b]	209,100	4,581,381
Jos. A. Bank Clothiers [a,b]	388,849	21,250,598
Le Chateau Cl. A	685,000	9,442,229
Men’s Wearhouse (The)	173,543	4,154,619
O’Reilly Automotive [a]	14,400	600,624
Penske Automotive Group [a]	389,200	5,612,264
Pier 1 Imports [a]	2,548,800	16,235,856
Regis Corporation	565,300	10,559,804
Rent-A-Center [a]	114,400	2,705,560
Tiffany & Co.	642,000	30,488,580
Tuesday Morning [a]	370,000	2,438,300
Urban Outfitters [a]	200,000	7,606,000

		270,556,912

Other Consumer Services - 0.0%
First Cash Financial Services [a]	78,400	1,691,088

Total		329,677,527

Diversified Investment Companies – 0.0%
Exchange Traded Funds - 0.0%
UltraShort 20+ Year Treasury ProShares [a,b]	5,700	277,533

Total		277,533

Financial Intermediaries – 8.3%
Banking - 0.0%
Comerica	11,200	426,048
Fifth Third Bancorp	39,000	530,010

		956,058

Insurance - 5.4%
Alleghany Corporation [a]	103,069	29,972,593
Allied World Assurance Company Holdings	363,900	16,320,915
American Safety Insurance Holdings [a]	358,640	5,949,838
Amerisafe [a]	520,961	8,528,132
Aspen Insurance Holdings	754,309	21,754,272
Baldwin & Lyons Cl. B	306,000	7,371,540
Berkley (W.R.)	38,500	1,004,465
CNA Surety [a]	818,200	14,555,778
Donegal Group Cl. A	43,267	627,804
E-L Financial	34,600	15,159,750
EMC Insurance Group	92,571	2,084,699
Enstar Group [a]	175,900	12,165,244
Erie Indemnity Cl. A	508,180	21,917,803
Fidelity National Financial Cl. A	734,400	10,883,808
Greenlight Capital Re Cl. A [a]	31,300	835,084
Harleysville Group	316,688	10,691,387
HCC Insurance Holdings	117,600	3,245,760
Leucadia National [a]	300,000	7,443,000
Markel Corporation [a]	9,382	3,515,060
Max Capital Group	629,744	14,477,815
Meadowbrook Insurance Group	1,396,806	11,034,767
Montpelier Re Holdings	829,821	13,949,291
PartnerRe	4,500	358,740
ProAssurance Corporation [a]	276,154	16,166,055
Reinsurance Group of America	362,300	19,027,996
RLI	65,231	3,719,472
State Auto Financial	56,650	1,016,867
Stewart Information Services	116,600	1,609,080
Validus Holdings	540,500	14,879,965
Wesco Financial	1,951	752,110
White Mountains Insurance Group	7,550	2,680,250

		293,699,340

Real Estate Investment Trusts - 0.3%
Colony Financial [c]	806,701	16,134,020

Securities Brokers - 2.1%
Cowen Group Cl. A [a]	832,929	4,714,378
Diamond Hill Investment Group	34,511	2,367,455
DundeeWealth	157,500	2,312,140
FBR Capital Markets [a]	115,000	523,250
GFI Group	580,000	3,352,400
Interactive Brokers Group Cl. A [a]	829,900	13,402,885
International Assets Holding Corporation [a]	37,917	567,618
Jefferies Group	721,300	17,073,171
Knight Capital Group Cl. A [a]	1,668,320	25,441,880
Lazard Cl. A	699,400	24,968,580
Raymond James Financial	50,000	1,337,000
Sanders Morris Harris Group	383,091	2,371,333
Stifel Financial [a]	283,799	15,254,196

		113,686,286

Securities Exchanges - 0.3%
TMX Group	623,500	18,367,666

Other Financial Intermediaries - 0.2%
NASDAQ OMX Group (The) [a]	414,000	8,743,680

Total		451,587,050

Financial Services – 8.1%
Diversified Financial Services - 0.4%
CIT Group [a,b]	150,000	5,844,000
Discover Financial Services	150,000	2,235,000
Duff & Phelps Cl. A	115,300	1,930,122
Franco-Nevada Corporation	300,000	8,049,032
World Acceptance [a,b]	114,360	4,126,109

		22,184,263

Information and Processing - 2.4%
Equifax	29,600	1,059,680
FactSet Research Systems	279,900	20,536,263
Fiserv [a]	16,700	847,692
Interactive Data	470,100	15,043,200
MoneyGram International [a]	2,013,400	7,671,054
Morningstar [a]	614,800	29,565,732
MSCI Cl. A [a]	329,500	11,894,950
SEI Investments	1,912,750	42,023,117

		128,641,688

Insurance Brokers - 0.9%
Brown & Brown	1,698,355	30,434,522
Gallagher (Arthur J.) & Co.	718,900	17,648,995

		48,083,517

Investment Management - 4.4%
Affiliated Managers Group [a,b]	170,865	13,498,335
AGF Management Cl. B	846,600	15,037,330
AllianceBernstein Holding L.P.	1,320,550	40,488,063
Artio Global Investors Cl. A	686,500	16,984,010
CI Financial	480,000	10,160,981
Cohen & Steers	999,970	24,959,251
Eaton Vance	170,500	5,718,570
Evercore Partners Cl. A	150,400	4,512,000
Federated Investors Cl. B	1,702,058	44,900,290
GAMCO Investors Cl. A	145,200	6,606,600
JZ Capital Partners	50,000	220,796
MVC Capital	223,600	3,034,252
Sprott Resource [a]	2,510,000	11,615,222
Value Partners Group	3,367,900	2,593,946
Waddell & Reed Financial Cl. A	910,700	32,821,628
Westwood Holdings Group	243,013	8,942,878

		242,094,152

Special Purpose Acquisition Corporation - 0.0%
Westway Group	368,500	1,661,935

Total		442,665,555

Health – 7.8%
Commercial Services - 0.6%
AmerisourceBergen Corporation	19,400	561,048
Chemed Corporation	190,330	10,350,146
Owens & Minor	386,000	17,906,540
PAREXEL International [a]	220,000	5,128,200

		33,945,934

Drugs and Biotech - 1.3%
Celera Corporation [a]	446,300	3,168,730
Emergent Biosolutions [a]	994,155	16,691,862
Endo Pharmaceuticals Holdings [a]	778,130	18,433,900
Genoptix [a]	28,000	993,720
Hi-Tech Pharmacal [a]	530,400	11,743,056
Lexicon Pharmaceuticals [a]	1,522,400	2,253,152
Perrigo Company	242,800	14,257,216
Regeneron Pharmaceuticals [a]	100,000	2,649,000

		70,190,636

Health Services - 3.6%
Advisory Board (The) [a]	717,179	22,591,139
Almost Family [a]	371,841	14,014,687
Covance [a]	340,000	20,872,600
Cross Country Healthcare [a]	240,700	2,433,477
eResearch Technology [a]	120,820	834,866
Gentiva Health Services [a]	730,197	20,649,971
Healthcare Services Group	434,850	9,736,292
HealthSouth Corporation [a]	915,000	17,110,500
Hooper Holmes [a]	2,392,970	2,081,884
ICON ADR [a]	197,100	5,203,440
Lincare Holdings [a]	350,000	15,708,000
MEDNAX [a]	368,402	21,437,312
On Assignment [a]	85,000	606,050
Pharmaceutical Product Development	1,069,067	25,390,341
Res-Care [a]	246,227	2,952,262
U.S. Physical Therapy [a,c]	905,675	15,758,745
VCA Antech [a]	69,500	1,948,085

		199,329,651

Medical Products and Devices - 2.3%
IDEXX Laboratories [a]	499,599	28,751,922
Kensey Nash [a]	165,940	3,914,525
Medical Action Industries [a]	304,262	3,733,295
Merit Medical Systems [a]	427,669	6,521,952
Obagi Medical Products [a]	991,952	12,081,975
Patterson Companies	372,535	11,567,212
Schein (Henry) [a]	92,800	5,465,920
STERIS Corporation	577,600	19,442,016
SurModics [a,b]	330,500	6,920,670
Techne Corporation	174,300	11,101,167
Thoratec Corporation [a]	366,600	12,262,770
Young Innovations	111,350	3,135,616

		124,899,040

Total		428,365,261

Industrial Products – 15.9%
Automotive - 0.8%
Dorman Products [a]	573,651	10,893,632
Gentex Corporation	450,000	8,739,000
Hertz Global Holdings [a]	50,993	509,420
SORL Auto Parts [a,b]	134,500	1,242,780
Strattec Security [a]	150,000	3,048,000
Superior Industries International	443,600	7,133,088
WABCO Holdings [a]	444,200	13,290,464
Wonder Auto Technology [a,b]	35,477	375,347
Xinyi Glass Holdings	697,200	635,757

		45,867,488

Building Systems and Components - 2.0%
AAON	704,500	15,935,790
Apogee Enterprises	26,900	425,289
Armstrong World Industries [a]	889,900	32,312,269
Drew Industries [a]	742,514	16,350,158
NCI Building Systems [a]	78,940	871,498
Preformed Line Products	253,596	9,674,687
Quanex Building Products	30,000	495,900
Simpson Manufacturing	1,279,400	35,516,144

		111,581,735

Construction Materials - 0.6%
Ash Grove Cement	50,018	8,503,060
Owens Corning [a]	850,700	21,641,808

		30,144,868

Industrial Components - 2.0%
CLARCOR	625,400	21,570,046
Donaldson Company	386,300	17,429,856
FARO Technologies [a]	12,100	311,575
GrafTech International [a]	2,691,749	36,796,209
Graham Corporation	55,750	1,002,942
PerkinElmer	945,420	22,595,538
Powell Industries [a]	317,000	10,312,010

		110,018,176

Machinery - 3.2%
Astec Industries [a,b]	22,500	651,600
Briggs & Stratton	252,600	4,925,700
Cascade Corporation	228,008	7,344,138
Chart Industries [a]	17,000	340,000
Columbus McKinnon [a]	140,100	2,223,387
Franklin Electric	636,500	19,088,635
FreightCar America	9,000	217,440
Gorman-Rupp Company	39,787	1,012,181
Hollysys Automation Technologies [a,b]	94,455	1,087,177
Jinpan International	123,880	2,576,704
Lincoln Electric Holdings	469,180	25,490,549
Nordson Corporation	472,032	32,060,414
Rofin-Sinar Technologies [a]	1,325,780	29,989,144
Sun Hydraulics	356,000	9,248,880
Tennant Company	712,000	19,501,680
Wabtec Corporation	403,900	17,012,268

		172,769,897

Metal Fabrication and Distribution - 3.3%
Allegheny Technologies	284,700	15,370,953
Carpenter Technology	117,500	4,300,500
Castle (A.M.) & Co. [a]	132,700	1,735,716
Commercial Metals	184,400	2,777,064
Encore Wire	357,579	7,437,643
Foster (L.B.) Company Cl. A [a]	23,500	678,915
Fushi Copperweld [a]	98,700	1,107,414
Gibraltar Industries [a]	615,120	7,756,663
Haynes International	159,615	5,671,121
Horsehead Holding Corporation [a]	58,400	691,456
Insteel Industries	223,708	2,391,439
Kennametal	878,671	24,708,228
Olympic Steel	125,000	4,081,250
RBC Bearings [a]	397,400	12,665,138
Reliance Steel & Aluminum	708,100	34,859,763
Schnitzer Steel Industries Cl. A	426,810	22,420,329
Sims Metal Management ADR	1,279,015	25,119,855
Steel Dynamics	380,521	6,647,702
Universal Stainless & Alloy Products [a]	50,000	1,199,500

		181,620,649

Miscellaneous Manufacturing - 1.3%
Acuity Brands	19,900	839,979
AZZ	242,226	8,199,350
Brady Corporation Cl. A	475,700	14,803,784
Crane Company	37,500	1,331,250
Mettler-Toledo International [a]	231,500	25,279,800
Raven Industries	407,135	12,006,411
Steelcase Cl. A	100,000	647,000
Teleflex	60,000	3,844,200
Valmont Industries	70,200	5,814,666

		72,766,440

Paper and Packaging - 0.8%
AptarGroup	221,700	8,723,895
Greif Cl. A	498,118	27,356,641
Orchids Paper Products [a]	316,018	5,198,496

		41,279,032

Pumps, Valves and Bearings - 1.1%
Flowserve Corporation	2,540	280,086
Gardner Denver	555,756	24,475,494
Graco	630,449	20,174,368
IDEX Corporation	343,500	11,369,850
Kaydon Corporation	75,600	2,842,560
Robbins & Myers	39,162	932,839

		60,075,197

Specialty Chemicals and Materials - 0.7%
Albemarle Corporation	20,200	861,126
Balchem Corporation	274,237	6,759,942
Cabot Corporation	421,900	12,825,760
Lubrizol Corporation (The)	11,410	1,046,525
Olin Corporation	78,500	1,540,170
OM Group [a]	14,800	501,424
Park Electrochemical	32,200	925,428
Sensient Technologies	50,000	1,453,000
Westlake Chemical	426,700	11,004,593

		36,917,968

Other Industrial Products - 0.1%
Harbin Electric [a,b]	39,165	845,573
MTS Systems	148,774	4,318,909

		5,164,482

Total		868,205,932

Industrial Services – 15.6%
Advertising and Publishing - 0.3%
Scholastic Corporation	493,000	13,804,000
ValueClick [a]	226,600	2,297,724

		16,101,724

Commercial Services - 8.2%
Administaff	559,100	11,931,194
ATC Technology [a]	703,215	12,067,170
Barrett Business Services	146,200	1,982,472
Brink’s Company (The)	673,900	19,024,197
Cintas Corporation	838,700	23,559,083
Convergys Corporation [a]	86,000	1,054,360
Copart [a]	737,800	26,265,680
Corinthian Colleges [a]	746,940	13,138,675
Corporate Executive Board	619,700	16,477,823
CRA International [a]	509,874	11,686,312
Electro Rent	77,074	1,011,982
Exponent [a]	323,893	9,237,428
Forrester Research [a]	298,200	8,966,874
FTI Consulting [a]	327,000	12,857,640
Gartner [a]	880,000	19,571,200
Hewitt Associates Cl. A [a]	702,500	27,945,450
Korn/Ferry International [a]	119,448	2,108,257
Landauer	174,928	11,408,804
LECG Corporation [a]	1,054,448	3,142,255
Manpower	456,800	26,092,416
ManTech International Cl. A [a]	676,786	33,047,460
MAXIMUS	601,985	36,678,946
Monster Worldwide [a]	317,600	5,275,336
Navigant Consulting [a]	10,000	121,300
Quanta Services [a]	72,000	1,379,520
Rentrak Corporation [a]	56,100	1,208,955
Ritchie Bros. Auctioneers [b]	1,252,300	26,962,019
Robert Half International	365,500	11,122,165
Sotheby’s	888,900	27,635,901
Team [a]	392,660	6,514,230
Towers Watson & Company Cl. A	325,300	15,451,750
TrueBlue [a]	173,200	2,684,600
Universal Technical Institute [a]	754,300	17,213,126
Viad Corporation	203,666	4,185,336

		449,009,916

Engineering and Construction - 2.0%
Baker (Michael) [a]	155,400	5,358,192
Cavco Industries [a]	900	30,726
Comfort Systems USA	553,491	6,913,103
Desarrolladora Homex ADR [a]	142,400	4,027,072
EMCOR Group [a]	965,740	23,786,176
Integrated Electrical Services [a]	671,156	3,792,031
Jacobs Engineering Group [a]	35,000	1,581,650
KBR	1,054,300	23,363,288
NVR [a]	44,551	32,366,302
Skyline Corporation	183,400	3,411,240
Sterling Construction [a]	267,671	4,207,788

		108,837,568

Food, Tobacco and Agriculture - 1.0%
American Italian Pasta Cl. A [a]	407,072	15,822,889
China Green (Holdings)	2,121,600	2,675,141
Harbinger Group [a,c]	1,009,600	6,834,992
Intrepid Potash [a]	352,303	10,685,350
Sanderson Farms	350,600	18,795,666

		54,814,038

Industrial Distribution - 1.0%
Applied Industrial Technologies	514,958	12,796,706
Houston Wire & Cable	22,700	262,866
Mine Safety Appliances	350,200	9,791,592
MSC Industrial Direct Cl. A	532,000	26,983,040
Pool Corporation	261,400	5,918,096
Russel Metals	27,750	552,732

		56,305,032

Transportation and Logistics - 3.1%
Arkansas Best	704,435	21,048,518
Dynamex [a]	12,817	220,452
Forward Air	768,900	20,222,070
Hub Group Cl. A [a]	25,000	699,500
Kirby Corporation [a]	720,445	27,484,977
Landstar System	808,000	33,919,840
Pacer International [a]	792,040	4,768,081
Patriot Transportation Holding [a,b]	84,800	7,163,904
Star Bulk Carriers	45,694	132,969
Tidewater	503,778	23,813,586
Universal Truckload Services [a]	655,343	11,520,930
UTI Worldwide	1,176,650	18,026,278

		169,021,105

Total		854,089,383

Natural Resources – 12.0%
Energy Services - 6.3%
Atwood Oceanics [a]	314,301	10,884,244
Calfrac Well Services	254,000	5,301,826
CARBO Ceramics	459,900	28,670,166
CE Franklin [a]	304,253	2,065,878
ENSCO International ADR	25,900	1,159,802
Ensign Energy Services	2,230,000	32,275,882
Exterran Holdings [a,b]	408,100	9,863,777
Helmerich & Payne	746,364	28,421,541
ION Geophysical [a]	816,700	4,018,164
Lufkin Industries	154,000	12,189,100
Major Drilling Group International	261,900	6,601,329
Oil States International [a]	880,761	39,933,704
Pason Systems	2,303,000	25,917,679
Patterson-UTI Energy	419,800	5,864,606
Pioneer Drilling [a]	450,175	3,169,232
Rowan Companies [a]	660,800	19,235,888
RPC	569,100	6,334,083
SEACOR Holdings [a]	329,600	26,585,536
ShawCor Cl. A	325,400	9,015,661
T-3 Energy Services [a]	269,000	6,606,640
Trican Well Service	1,525,000	19,729,730
Unit Corporation [a]	862,180	36,452,970
Willbros Group [a]	310,100	3,724,301

		344,021,739

Oil and Gas - 1.1%
Arena Resources [a]	56,700	1,893,780
Cimarex Energy	351,908	20,896,297
Energen Corporation	353,800	16,462,314
Frontier Oil [a]	496,407	6,701,495
Gran Tierra Energy [a,b]	189,000	1,115,100
St. Mary Land & Exploration	434,400	15,121,464

		62,190,450

Precious Metals and Mining - 3.6%
Agnico-Eagle Mines	633,800	35,283,646
Cliffs Natural Resources	159,500	11,316,525
Eldorado Gold [a]	2,050,650	24,762,631
Hecla Mining [a,b]	2,961,200	16,197,764
International Coal Group [a]	1,109,640	5,071,055
Ivanhoe Mines [a]	1,829,700	31,855,077
Pan American Silver	894,100	20,698,415
Randgold Resources ADR	259,500	19,937,385
Red Back Mining [a]	391,700	8,002,535
Seabridge Gold [a,b]	338,000	8,233,680
Silver Standard Resources [a]	684,000	12,168,360

		193,527,073

Real Estate - 1.0%
Jones Lang LaSalle	313,300	22,836,437
PICO Holdings [a]	334,400	12,436,336
St. Joe Company (The) [a]	496,024	16,046,376
Tejon Ranch [a]	38,900	1,187,228

		52,506,377

Other Natural Resources - 0.0%
Magma Energy [a]	85,400	119,400
Sino-Forest Corporation [a]	58,900	1,154,049

		1,273,449

Total		653,519,088

Technology – 14.4%
Aerospace and Defense - 1.3%
Ceradyne [a]	75,000	1,701,750
Curtiss-Wright	255,620	8,895,576
FLIR Systems [a]	750,000	21,150,000
HEICO Corporation	505,100	26,042,956
HEICO Corporation Cl. A	77,800	3,087,104
Integral Systems [a]	212,078	2,042,311
Mercury Computer Systems [a]	31,884	437,449
Rockwell Collins	10,300	644,677
Teledyne Technologies [a]	147,800	6,099,706

		70,101,529

Components and Systems - 3.2%
AAC Acoustic Technologies Holdings	417,600	698,129
AVX Corporation	445,158	6,321,244
Benchmark Electronics [a]	900,000	18,666,000
Celestica [a]	220,000	2,404,600
Diebold	651,000	20,675,760
Dionex Corporation [a]	320,526	23,968,934
Energy Conversion Devices [a,b]	478,200	3,744,306
Intermec [a]	105,000	1,488,900
Lexmark International Cl. A [a]	349,000	12,591,920
Logitech International [a,b]	607,100	9,920,014
Nam Tai Electronics [a]	311,397	1,556,985
Newport Corporation [a]	242,000	3,025,000
Plexus Corporation [a]	935,000	33,688,050
Rimage Corporation [a,c]	648,314	9,374,620
Stratasys [a,b]	209,335	5,103,587
Technitrol	1,609,739	8,499,422
Teradata Corporation [a]	207,900	6,006,231
Thomas & Betts [a]	46,550	1,826,622
Western Digital [a]	44,500	1,735,055
Zebra Technologies Cl. A [a]	53,625	1,587,300

		172,882,679

Distribution - 0.6%
Anixter International [a]	45,800	2,145,730
Arrow Electronics [a]	291,900	8,794,947
ScanSource [a]	51,500	1,482,170
Tech Data [a]	473,391	19,835,083

		32,257,930

Internet Software and Services - 0.2%
EarthLink	1,383,329	11,813,630
Support.com [a]	15,000	49,050

		11,862,680

IT Services - 1.9%
Black Box	317,502	9,766,362
Sapient Corporation	1,860,000	17,000,400
SRA International Cl. A [a]	1,362,505	28,326,479
Syntel	501,400	19,288,858
Total System Services	1,753,800	27,464,508
Yucheng Technologies [a]	171,125	667,387

		102,513,994

Semiconductors and Equipment - 3.2%
Cabot Microelectronics [a]	251,976	9,532,252
Cirrus Logic [a]	1,501,900	12,600,941
Cognex Corporation	888,835	16,434,559
Coherent [a]	655,800	20,959,368
Cymer [a]	63,000	2,349,900
Diodes [a]	1,133,700	25,394,880
Exar Corporation [a]	824,441	5,812,309
Fairchild Semiconductor International [a]	1,170,300	12,463,695
International Rectifier [a]	819,350	18,763,115
IXYS Corporation [a]	266,600	2,276,764
Lam Research [a]	25,000	933,000
MEMC Electronic Materials [a]	200,000	3,066,000
Micrel	1,181,600	12,595,856
MKS Instruments [a]	608,700	11,924,433
OmniVision Technologies [a]	301,700	5,183,206
Supertex [a]	334,000	8,547,060
TTM Technologies [a]	300,000	2,664,000
Varian Semiconductor Equipment Associates [a]	14,000	463,680
Virage Logic [a]	200,300	1,574,358

		173,539,376

Software - 2.6%
ACI Worldwide [a]	427,600	8,812,836
ANSYS [a]	615,400	26,548,356
Blackbaud	674,291	16,985,390
Blackboard [a,b]	335,000	13,956,100
CA	27,200	638,384
Fair Isaac	670,400	16,987,936
Manhattan Associates [a]	440,000	11,211,200
National Instruments	928,800	30,975,480
NCR Corporation [a]	616,400	8,506,320
Pervasive Software [a,c]	1,461,500	7,395,190
SkillSoft ADR [a]	180,000	1,857,600

		143,874,792

Telecommunications - 1.4%
ADTRAN	798,515	21,040,870
Atlantic Tele-Network	45,000	2,021,850
Citic 1616 Holdings	1,260,300	423,658
Cogo Group [a]	82,101	573,886
Comtech Telecommunications [a]	857,304	27,425,155
Digi International [a]	388,644	4,135,172
Harmonic [a]	420,100	2,650,831
NETGEAR [a]	393,400	10,267,740
Premiere Global Services [a]	516,500	4,266,290
Tekelec [a]	211,900	3,848,104

		76,653,556

Total		783,686,536

Utilities – 0.0%
UGI Corporation	24,100	639,614

Total		639,614

Miscellaneous[d] – 0.6%
Total		33,089,128

TOTAL COMMON STOCKS
(Cost $4,558,105,769)		5,310,631,071

REPURCHASE AGREEMENT – 4.2%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $228,769,032 (collateralized by obligations of various U.S. Government Agencies, 0.42%-5.125% due 7/14/10-9/21/10, valued at $234,488,750)

(Cost $228,769,000)		228,769,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $24,406,743)		24,406,743

TOTAL INVESTMENTS – 101.8%
(Cost $4,811,281,512)		5,563,806,814

LIABILITIES LESS CASH AND OTHER ASSETS – (1.8)%		(99,428,854)

NET ASSETS – 100.0%		$5,464,377,960

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.1%

Consumer Products – 7.9%
Apparel, Shoes and Accessories - 2.9%
LaCrosse Footwear [c]	532,669	$8,176,469
Luk Fook Holdings (International)	4,305,000	4,341,456
True Religion Apparel [a]	198,300	6,020,388
Van De Velde	83,208	3,737,923
Volcom [a,b]	609,240	11,892,365

		34,168,601

Food/Beverage/Tobacco - 2.6%
Asian Citrus Holdings	11,610,000	9,513,809
Binggrae Company	107,000	4,477,838
Sipef	151,000	9,554,974
Societe Internationale de Plantations d’Heveas	106,000	6,993,803

		30,540,424

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	223,100	3,333,114

Home Furnishing and Appliances - 0.6%
AS Creation Tapeten	129,212	5,474,700
Lumber Liquidators Holdings [a,b]	87,600	2,336,292

		7,810,992

Sports and Recreation - 1.3%
Arctic Cat [a]	665,884	7,224,841
Piscines Desjoyaux	296,485	3,203,581
RC2 Corporation [a]	345,600	5,173,632

		15,602,054

Other Consumer Products - 0.2%
Shamir Optical Industry	221,700	2,157,141

Total		93,612,326

Consumer Services – 3.6%
Direct Marketing - 0.4%
Manutan International	87,000	4,817,770

Leisure and Entertainment - 0.3%
Multimedia Games [a,b]	711,294	2,774,047

Online Commerce - 1.0%
CryptoLogic [c]	751,575	2,863,501
GS Home Shopping	60,500	3,726,943
Vitacost.com [a]	417,400	5,029,670

		11,620,114

Retail Stores - 1.9%
Buckle (The)	161,275	5,928,469
Cache [a]	292,273	1,610,424
Cato Corporation (The) Cl. A	243,250	5,215,280
Jos. A. Bank Clothiers [a]	118,720	6,488,048
Lewis Group	420,000	3,257,937

		22,500,158

Total		41,712,089

Financial Intermediaries – 4.1%
Banking - 1.3%
Bancorp (The) [a]	373,567	3,324,746
BCB Holdings [a]	2,760,860	4,503,823
Canadian Western Bank	165,000	3,931,472
Pacific Continental	356,897	3,747,419

		15,507,460

Insurance - 1.3%
American Physicians Service Group	80,000	2,000,000
American Safety Insurance Holdings [a]	298,000	4,943,820
Argo Group International Holdings	103,605	3,376,487
Navigators Group [a]	75,900	2,985,147
United Fire & Casualty	100,000	1,799,000

		15,104,454

Securities Brokers - 1.4%
FBR Capital Markets [a]	848,900	3,862,495
GMP Capital	403,800	5,665,485
Sanders Morris Harris Group	780,000	4,828,200
Thomas Weisel Partners Group [a]	509,506	1,997,264

		16,353,444

Securities Exchanges - 0.1%
Hellenic Exchanges	209,000	1,834,858

Total		48,800,216

Financial Services – 3.8%
Investment Management - 2.9%
CapMan Cl. B	1,950,000	4,582,757
Deutsche Beteiligungs	99,000	2,282,505
Endeavour Financial [a,b]	1,971,000	4,715,729
Gluskin Sheff + Associates	360,000	7,886,575
Sprott Resource [a]	2,039,700	9,438,871
U.S. Global Investors Cl. A	166,000	1,641,740
Westwood Holdings Group	107,700	3,963,360

		34,511,537

Other Financial Services - 0.9%
Kennedy-Wilson Holdings [a]	1,028,423	10,438,494

Total		44,950,031

Health – 11.7%
Commercial Services - 0.9%
OdontoPrev	124,500	4,323,038
PDI [a,c]	811,394	6,101,683

		10,424,721

Drugs and Biotech - 3.9%
Anika Therapeutics [a]	237,048	1,690,152
Bukwang Pharmaceutical	253,000	3,611,251
CombiMatrix Corporation [a,b]	311,900	1,565,738
Daewoong Pharmaceutical	22,853	1,009,899
Dyax Corporation [a]	877,484	2,992,220
Genoptix [a]	240,676	8,541,591
Lexicon Pharmaceuticals [a]	3,159,591	4,676,195
Maxygen [a]	215,800	1,417,806
Orchid Cellmark [a]	1,461,322	2,776,512
Simcere Pharmaceutical Group ADR [a]	196,500	1,672,215
Sinovac Biotech [a]	975,000	5,762,250
3SBio ADR [a]	209,000	2,587,420
ULURU [a,b,c]	4,423,519	743,151
Vetoquinol	175,000	5,530,914
YM Biosciences [a,b]	1,457,600	1,719,968

		46,297,282

Health Services - 1.0%
BioClinica [a]	569,400	2,533,830
CorVel Corporation [a]	142,855	5,107,067
U.S. Physical Therapy [a]	231,840	4,034,016

		11,674,913

Medical Products and Devices - 5.9%
ArthroCare Corporation [a]	146,800	4,362,896
Bruker Corporation [a]	358,637	5,254,032
Cerus Corporation [a,b]	592,700	1,653,633
Cynosure Cl. A [a]	447,000	5,024,280
Exactech [a]	336,378	7,053,847
Merit Medical Systems [a]	246,900	3,765,225
Neogen Corporation [a]	124,885	3,134,613
SenoRx [a]	592,267	4,335,394
Solta Medical [a]	1,108,077	2,382,366
Somanetics Corporation [a]	133,700	2,559,018
STRATEC Biomedical Systems	53,100	1,882,996
SurModics [a,b]	209,954	4,396,437
Syneron Medical [a]	1,162,674	12,708,027
Virtual Radiologic [a]	568,430	6,252,730
Young Innovations	192,754	5,427,953

		70,193,447

Total		138,590,363

Industrial Products – 12.2%
Building Systems and Components - 2.0%
AAON	226,069	5,113,681
Drew Industries [a]	491,100	10,814,022
LSI Industries	934,636	6,374,218
WaterFurnace Renewable Energy	42,000	1,182,277

		23,484,198

Industrial Components - 1.0%
Graham Corporation	444,200	7,991,158
Voltamp Transformers	239,300	4,551,471

		12,542,629

Machinery - 3.0%
Burckhardt Compression Holding	53,500	10,553,870
FreightCar America	176,600	4,266,656
Hollysys Automation Technologies [a]	100,000	1,151,000
Jinpan International	180,000	3,744,000
Kadant [a]	417,529	6,016,593
Key Technology [a,c]	444,814	6,116,192
Schoeller-Bleckmann Oilfield Equipment	61,000	3,214,021

		35,062,332

Metal Fabrication and Distribution - 4.2%
Castle (A.M.) & Co. [a]	333,779	4,365,829
Foster (L.B.) Company Cl. A [a]	207,442	5,993,000
Horsehead Holding Corporation [a]	1,024,674	12,132,140
Olympic Steel	443,300	14,473,745
RBC Bearings [a]	327,821	10,447,655
Samuel Manu-Tech [a]	367,600	1,784,343

		49,196,712

Miscellaneous Manufacturing - 1.0%
Semperit AG Holding	268,100	10,468,582
Synalloy Corporation	190,700	1,548,484

		12,017,066

Pumps, Valves and Bearings - 0.4%
Pfeiffer Vacuum Technology	68,000	5,189,199

Specialty Chemicals and Materials - 0.6%
American Vanguard	276,533	2,253,744
Huchems Fine Chemical (Rights) [a,e]	20,285	104,881
Phoscan Chemical [a]	2,968,200	1,168,985
Victrex	256,500	3,427,245

		6,954,855

Total		144,446,991

Industrial Services – 11.1%
Advertising and Publishing - 0.2%
Saraiva SA Livreiros Editores	114,300	2,275,266

Commercial Services - 4.1%
ATC Technology [a]	433,169	7,433,180
Begbies Traynor	1,959,000	2,289,041
CRA International [a]	229,877	5,268,781
Electro Rent	214,400	2,815,072
Exponent [a]	240,609	6,862,169
Forrester Research [a]	78,800	2,369,516
GP Strategies [a,c]	1,109,900	9,278,764
Healthcare Locums	820,900	2,242,287
Heritage-Crystal Clean [a,c]	566,033	6,396,173
Intersections [a]	153,633	636,040
Lincoln Educational Services [a]	113,319	2,866,971

		48,457,994

Engineering and Construction - 2.0%
Cavco Industries [a]	324,078	11,064,023
Layne Christensen [a]	136,616	3,649,014
Sterling Construction [a]	585,706	9,207,298

		23,920,335

Food, Tobacco and Agriculture - 0.6%
BioExx Specialty Proteins [a]	1,570,200	3,292,991
Harbinger Group [a]	634,900	4,298,273

		7,591,264

Industrial Distribution - 0.3%
Houston Wire & Cable	277,200	3,209,976

Printing - 1.3%
Courier Corporation	266,132	4,393,839
CSS Industries	140,700	2,828,070
Domino Printing Sciences	619,400	3,639,444
Ennis	250,400	4,074,008

		14,935,361

Transportation and Logistics - 2.6%
Baltic Trading [a,b]	215,500	2,920,025
Euroseas	1,425,402	5,473,543
Marten Transport [a]	358,508	7,066,193
Patriot Transportation Holding [a]	138,623	11,710,871
Vitran Corporation [a]	310,650	3,758,865

		30,929,497

Total		131,319,693

Natural Resources – 17.5%
Energy Services - 7.0%
Boots & Coots [a]	2,973,600	7,225,848
Dawson Geophysical [a,b]	282,733	8,267,113
Gulf Island Fabrication	303,138	6,593,251
Lamprell	3,465,000	12,724,685
OYO Geospace [a]	206,574	9,876,303
Pioneer Drilling [a]	331,900	2,336,576
T-3 Energy Services [a]	529,505	13,004,643
Tesco Corporation [a]	305,800	3,568,686
TGC Industries [a,c]	1,432,999	5,789,316
Total Energy Services	1,121,300	9,273,786
Union Drilling [a]	552,031	3,400,511
World Energy Solutions [a]	428,100	1,327,110

		83,387,828

Oil and Gas - 1.4%
Approach Resources [a]	423,300	3,843,564
Gran Tierra Energy [a]	916,700	5,408,530
VAALCO Energy [a]	749,527	3,702,663
Vantage Drilling [a]	2,118,000	3,134,640

		16,089,397

Precious Metals and Mining - 8.8%
Alamos Gold [a]	651,500	8,704,628
Allied Nevada Gold [a]	860,200	14,253,514
Bear Creek Mining [a]	697,600	2,610,033
Eldorado Gold [a]	327,000	3,950,160
Endeavour Silver [a,b]	1,031,800	3,312,078
Entree Gold [a]	1,721,700	4,975,713
Fronteer Development Group [a]	2,165,000	11,149,750
Gammon Gold [a]	430,486	3,095,194
Great Basin Gold [a]	2,648,600	4,511,473
Keegan Resources [a]	700,000	4,197,312
Lumina Copper [a]	1,715,900	1,942,879
Quaterra Resources [a,b]	844,000	1,246,492
Red Back Mining [a]	449,700	9,187,491
Sandstorm Resources [a]	5,450,000	4,453,800
Silvercorp Metals	1,722,700	11,852,176
Uranium Resources [a]	1,859,500	1,320,245
US Gold [a]	2,614,204	7,058,351
Victoria Gold [a,b]	4,195,000	3,056,464
Western Copper [a]	1,471,000	2,780,801

		103,658,554

Other Natural Resources - 0.3%
Magma Energy [a]	2,798,700	3,912,917

Total		207,048,696

Technology – 13.3%
Aerospace and Defense - 0.7%
Ducommun	204,800	4,302,848
LaBarge [a]	339,072	3,746,746

		8,049,594

Components and Systems - 2.1%
LaCie [a]	216,596	1,392,517
SMART Modular Technologies (WWH) [a]	1,330,768	10,260,221
Super Micro Computer [a]	263,089	4,546,178
Xyratex [a]	479,600	8,119,628

		24,318,544

Distribution - 0.6%
Diploma	2,417,000	7,280,573

IT Services - 0.7%
iGATE Corporation	463,666	4,511,470
Neurones	446,000	4,301,065

		8,812,535

Semiconductors and Equipment - 5.1%
Advanced Energy Industries [a]	291,200	4,822,272
ATMI [a]	479,800	9,264,938
CEVA [a]	631,734	7,366,019
GSI Technology [a]	783,700	3,652,042
Ikanos Communications [a]	846,100	2,538,300
Inficon Holding	32,980	4,447,796
Rudolph Technologies [a]	568,800	4,874,616
Sigma Designs [a,b]	624,175	7,321,573
Smartrac [a]	140,000	3,044,366
Supertex [a]	201,800	5,164,062
TTM Technologies [a]	830,922	7,378,587

		59,874,571

Software - 1.7%
Double-Take Software [a]	595,050	5,301,895
Fundtech [a]	328,900	4,604,600
Phoenix Technologies [a]	1,012,650	3,260,733
PROS Holdings [a]	336,450	3,324,126
Smith Micro Software [a]	439,800	3,887,832

		20,379,186

Telecommunications - 2.4%
Anaren [a]	402,632	5,733,480
Atlantic Tele-Network	263,300	11,830,069
Digi International [a]	449,600	4,783,744
KVH Industries [a]	448,100	5,910,439

		28,257,732

Total		156,972,735

Miscellaneous[d] – 2.9%
Total		34,206,818

TOTAL COMMON STOCKS
(Cost $891,056,956)		1,041,659,958

REPURCHASE AGREEMENT – 11.9%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $140,448,020 (collateralized by obligations of various U.S. Government Agencies, 0.95% due 11/30/10, valued at $143,961,675) (Cost $140,448,000)		140,448,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.7%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0150%) (Cost $8,825,702)		8,825,702

TOTAL INVESTMENTS – 100.7%
(Cost $1,040,330,658)		1,190,933,660

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(8,573,287)

NET ASSETS – 100.0%		$1,182,360,373

SCHEDULE OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.9%

Consumer Products – 10.7%
Apparel, Shoes and Accessories - 5.9%
Columbia Sportswear	856,600	$44,997,198
Fossil [a,c]	3,473,290	131,081,964
Polo Ralph Lauren Cl. A	1,294,200	110,058,768
Timberland Company (The) Cl. A [a]	2,582,279	55,105,834

		341,243,764

Food/Beverage/Tobacco - 1.0%
Cal-Maine Foods [c]	1,712,686	58,042,929

Health, Beauty and Nutrition - 1.7%
Nu Skin Enterprises Cl. A [c]	3,381,500	98,401,650

Sports and Recreation - 2.1%
Thor Industries [c]	4,023,700	121,555,977

Total		619,244,320

Consumer Services – 1.0%
Retail Stores - 1.0%
Buckle (The) [b]	1,663,536	61,151,583

Total		61,151,583

Financial Intermediaries – 5.8%
Insurance - 3.4%
Alleghany Corporation [a]	347,574	101,074,572
ProAssurance Corporation [a,c]	1,633,449	95,622,104

		196,696,676

Securities Brokers - 1.2%
Knight Capital Group Cl. A [a]	4,667,200	71,174,800

Securities Exchanges - 1.2%
TMX Group	2,272,900	66,957,286

Total		334,828,762

Financial Services – 4.8%
Information and Processing - 2.2%
Interactive Data	2,669,100	85,411,200
Morningstar [a]	932,375	44,837,914

		130,249,114

Investment Management - 2.6%
Affiliated Managers Group [a]	500,000	39,500,000
Federated Investors Cl. B	2,484,600	65,543,748
Partners Group Holding	316,613	44,831,488

		149,875,236

Total		280,124,350

Health – 5.2%
Drugs and Biotech - 3.7%
Endo Pharmaceuticals Holdings [a]	3,134,250	74,250,382
Perrigo Company	2,334,600	137,087,712

		211,338,094

Medical Products and Devices - 1.5%
IDEXX Laboratories [a]	1,536,500	88,425,575

Total		299,763,669

Industrial Products – 19.1%
Building Systems and Components - 1.6%
Simpson Manufacturing [c]	3,397,886	94,325,315

Industrial Components - 1.6%
GrafTech International [a]	4,580,176	62,611,006
PerkinElmer	1,187,100	28,371,690

		90,982,696

Machinery - 5.4%
Lincoln Electric Holdings [c]	2,512,497	136,503,962
Wabtec Corporation	1,233,237	51,943,942
Woodward Governor [c]	3,841,024	122,835,948

		311,283,852

Metal Fabrication and Distribution - 6.2%
Kennametal	1,563,500	43,965,620
Reliance Steel & Aluminum	2,419,800	119,126,754
Schnitzer Steel Industries Cl. A [c]	1,826,438	95,942,788
Sims Metal Management ADR	5,059,714	99,372,783

		358,407,945

Miscellaneous Manufacturing - 1.0%
Rational	329,966	57,847,802

Pumps, Valves and Bearings - 1.9%
Gardner Denver	2,488,400	109,589,136

Specialty Chemicals and Materials - 1.4%
Westlake Chemical	3,174,500	81,870,355

Total		1,104,307,101

Industrial Services – 13.8%
Commercial Services - 7.4%
Copart [a]	1,491,100	53,083,160
Corinthian Colleges [a]	3,973,008	69,885,211
Gartner [a]	4,607,100	102,461,904
Hewitt Associates Cl. A [a]	234,700	9,336,366
Ritchie Bros.Auctioneers [b]	3,951,500	85,075,795
Sotheby’s	2,281,294	70,925,430
Towers Watson & Company Cl. A	741,011	35,198,023

		425,965,889

Food, Tobacco and Agriculture - 1.9%
Sanderson Farms [c]	2,037,191	109,213,810

Industrial Distribution - 1.4%
MSC Industrial Direct Cl. A	952,284	48,299,844
Pool Corporation	1,511,400	34,218,096

		82,517,940

Transportation and Logistics - 3.1%
Arkansas Best [c]	1,906,902	56,978,232
Kirby Corporation [a]	1,273,635	48,589,175
Landstar System	1,155,300	48,499,494
UTI Worldwide	1,799,500	27,568,340

		181,635,241

Total		799,332,880

Natural Resources – 13.0%
Energy Services - 6.1%
Ensign Energy Services	7,103,000	102,805,199
Pason Systems	3,778,500	42,522,773
Trican Well Service [c]	6,419,100	83,047,286
Unit Corporation [a,c]	2,920,474	123,477,641

		351,852,899

Precious Metals and Mining - 4.1%
Pan American Silver	4,739,244	109,713,499
Seabridge Gold [a,c]	2,403,900	58,559,004
Silver Standard Resources [a,c]	4,116,399	73,230,738

		241,503,241

Real Estate - 2.8%
Jones Lang LaSalle	1,169,700	85,259,433
St. Joe Company (The) [a,b]	2,377,450	76,910,507

		162,169,940

Total		755,526,080

Technology – 12.8%
Components and Systems - 3.4%
Benchmark Electronics [a]	2,240,000	46,457,600
Dionex Corporation [a,c]	1,329,500	99,420,010
Zebra Technologies Cl. A [a]	1,706,500	50,512,400

		196,390,010

IT Services - 0.7%
Jack Henry & Associates	1,741,640	41,903,859

Semiconductors and Equipment - 4.5%
Cabot Microelectronics [a,c]	2,136,191	80,812,106
Cognex Corporation [c]	2,957,717	54,688,187
MKS Instruments [a,c]	2,941,910	57,632,017
Varian Semiconductor Equipment Associates [a]	2,059,521	68,211,335

		261,343,645

Software - 2.2%
Fair Isaac	1,682,600	42,637,084
National Instruments	2,630,801	87,737,213

		130,374,297

Telecommunications - 2.0%
ADTRAN	2,922,029	76,995,464
Comtech Telecommunications [a]	1,153,250	36,892,468

		113,887,932

Total		743,899,743

Miscellaneous[d] – 0.7%
Total		38,573,209

TOTAL COMMON STOCKS
(Cost $3,680,071,467)		5,036,751,697

REPURCHASE AGREEMENT – 13.0%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $753,528,105 (collateralized by obligations of various U.S. Government Agencies, 0.80%-3.00% due 4/28/10-7/14/10, valued at $772,370,356)

(Cost $753,528,000)		753,528,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $15,988,596)		15,988,596

TOTAL INVESTMENTS – 100.2%
(Cost $4,449,588,063)		5,806,268,293

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(14,222,968)

NET ASSETS – 100.0%		$5,792,045,325

SCHEDULE OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.6%

Consumer Products – 7.6%
Apparel, Shoes and Accessories - 2.6%
Fossil [a]	894,650	$33,764,091
Gildan Activewear [a]	831,700	21,865,393
K-Swiss Cl. A [a]	852,000	8,911,920
Timberland Company (The) Cl. A [a]	1,501,382	32,039,492

		96,580,896

Food/Beverage/Tobacco - 0.9%
Asian Citrus Holdings	10,918,000	9,154,288
Industrias Bachoco ADR	1,031,165	22,768,123

		31,922,411

Health, Beauty and Nutrition - 2.4%
Nu Skin Enterprises Cl. A	2,201,000	64,049,100
NutriSystem	1,391,816	24,788,243

		88,837,343

Home Furnishing and Appliances - 0.6%
Helen of Troy [a]	801,996	20,900,016

Sports and Recreation - 1.1%
Callaway Golf	1,750,066	15,435,582
RC2 Corporation [a]	650,062	9,731,428
Winnebago Industries [a]	1,070,535	15,640,516

		40,807,526

Total		279,048,192

Consumer Services – 3.7%
Leisure and Entertainment - 0.3%
DreamWorks Animation SKG Cl. A [a]	131,650	5,185,693
New Frontier Media [a,c]	1,803,000	3,606,000

		8,791,693

Retail Stores - 3.4%
Buckle (The) [b]	704,575	25,900,177
Cato Corporation (The) Cl. A	597,350	12,807,184
Charming Shoppes [a]	2,423,428	13,231,917
Lewis Group	1,543,747	11,974,835
Men’s Wearhouse (The)	1,325,675	31,736,660
Pacific Sunwear of California [a]	1,366,800	7,257,708
Tuesday Morning [a]	1,291,300	8,509,667
Williams-Sonoma	540,405	14,207,247

		125,625,395

Total		134,417,088

Financial Intermediaries – 6.9%
Banking - 0.2%
Wilmington Trust	429,500	7,116,815

Insurance - 3.2%
Argo Group International Holdings	521,897	17,008,623
Aspen Insurance Holdings	753,000	21,716,520
CNA Surety [a]	424,800	7,557,192
Greenlight Capital Re Cl. A [a]	573,812	15,309,304
Montpelier Re Holdings	572,500	9,623,725
Validus Holdings	1,633,635	44,973,972

		116,189,336

Securities Brokers - 1.7%
Jefferies Group	348,200	8,241,894
Knight Capital Group Cl. A [a]	2,924,500	44,598,625
Thomas Weisel Partners Group [a,b]	1,134,500	4,447,240
TradeStation Group [a]	593,600	4,161,136

		61,448,895

Securities Exchanges - 0.8%
MarketAxess Holdings	1,062,340	16,710,608
TMX Group	470,500	13,860,444

		30,571,052

Other Financial Intermediaries - 1.0%
KKR Financial Holdings	4,636,960	38,069,442

Total		253,395,540

Financial Services – 5.3%
Diversified Financial Services - 0.3%
Duff & Phelps Cl. A	559,400	9,364,356

Insurance Brokers - 0.4%
Brown & Brown	850,000	15,232,000

Investment Management - 4.1%
Artio Global Investors Cl. A	1,234,215	30,534,479
Ashmore Group	2,269,797	9,082,922
Brait	2,700,000	7,469,367
CapMan Cl. B	2,918,978	6,859,983
Deutsche Beteiligungs	409,995	9,452,682
Endeavour Financial [a]	1,675,000	4,007,532
Federated Investors Cl. B	1,149,700	30,329,086
Sprott	5,516,400	20,910,885
Sprott Resource [a,b]	2,630,100	12,170,994
U.S. Global Investors Cl. A	661,751	6,544,718
Value Partners Group	16,430,000	12,654,332

		150,016,980

Other Financial Services - 0.5%
Kennedy-Wilson Holdings [a,b]	1,994,994	20,249,189

Total		194,862,525

Health – 5.4%
Commercial Services - 0.2%
OdontoPrev	225,000	7,812,720

Drugs and Biotech - 3.2%
Boiron	144,247	6,135,111
Cypress Bioscience [a]	968,949	4,747,850
Emergent Biosolutions [a]	1,087,900	18,265,841
Endo Pharmaceuticals Holdings [a]	1,909,200	45,228,948
Eurand [a]	889,100	10,029,048
Lexicon Pharmaceuticals [a]	2,027,300	3,000,404
Maxygen [a]	790,200	5,191,614
Sino Biopharmaceutical	16,950,000	6,723,895
Sinovac Biotech [a,b]	873,629	5,163,147
ViroPharma [a]	811,003	11,053,971
VIVUS [a]	324,150	2,826,588

		118,366,417

Health Services - 1.1%
Cross Country Healthcare [a,c]	2,328,100	23,537,091
eResearch Technology [a]	1,786,250	12,342,988
MedQuist	600,200	4,687,562

		40,567,641

Medical Products and Devices - 0.9%
Caliper Life Sciences [a]	2,009,729	7,938,430
Carl Zeiss Meditec	832,800	13,329,137
CONMED Corporation [a]	255,500	6,083,455
Medical Action Industries [a]	394,250	4,837,447

		32,188,469

Total		198,935,247

Industrial Products – 10.9%
Automotive - 0.7%
Gentex Corporation	714,232	13,870,385
Landi Renzo	2,498,000	11,058,039

		24,928,424

Building Systems and Components - 0.9%
AAON	471,250	10,659,675
WaterFurnace Renewable Energy [c]	799,500	22,505,494

		33,165,169

Industrial Components - 1.7%
GrafTech International [a]	3,877,800	53,009,526
Powell Industries [a]	314,848	10,242,005

		63,251,531

Machinery - 0.9%
Lincoln Electric Holdings	384,663	20,898,741
Woodward Governor	425,700	13,613,886

		34,512,627

Metal Fabrication and Distribution - 4.9%
Castle (A.M.) & Co. [a,c]	1,849,667	24,193,644
Horsehead Holding Corporation [a]	1,549,035	18,340,575
Kennametal	1,744,500	49,055,340
Olympic Steel	510,800	16,677,620
Reliance Steel & Aluminum	180,000	8,861,400
Schnitzer Steel Industries Cl. A	317,100	16,657,263
Sims Metal Management ADR	2,423,950	47,606,378

		181,392,220

Pumps, Valves and Bearings - 0.9%
Gardner Denver	700,618	30,855,217

Specialty Chemicals and Materials - 0.9%
Schulman (A.)	421,190	10,306,519
Victrex	600,000	8,016,948
Westlake Chemical	604,800	15,597,792

		33,921,259

Total		402,026,447

Industrial Services – 9.7%
Advertising and Publishing - 0.3%
ValueClick [a]	1,152,600	11,687,364

Commercial Services - 5.5%
CBIZ [a]	597,600	3,926,232
Copart [a]	311,795	11,099,902
Corinthian Colleges [a,b]	2,066,192	36,344,317
Exponent [a]	250,400	7,141,408
Forrester Research [a]	518,300	15,585,281
Kforce [a]	648,774	9,867,853
Korn/Ferry International [a]	1,804,663	31,852,302
LECG Corporation [a]	1,722,490	5,133,020
MAXIMUS	246,891	15,043,069
Monster Worldwide [a]	225,000	3,737,250
TeleTech Holdings [a]	488,600	8,345,288
TrueBlue [a]	2,115,491	32,790,110
Universal Technical Institute [a]	937,800	21,400,596

		202,266,628

Engineering and Construction - 0.2%
Dycom Industries [a]	694,100	6,087,257

Food, Tobacco and Agriculture - 1.9%
Imperial Sugar [c]	663,740	10,294,608
Intrepid Potash [a]	1,843,000	55,898,190
Omega Protein [a]	396,000	2,277,000

		68,469,798

Industrial Distribution - 0.5%
Houston Wire & Cable [c]	1,591,200	18,426,096

Printing - 0.4%
Ennis	1,004,600	16,344,842

Transportation and Logistics - 0.9%
Heartland Express	688,366	11,358,039
Universal Truckload Services [a]	387,561	6,813,322
Werner Enterprises	690,600	16,001,202

		34,172,563

Total		357,454,548

Natural Resources – 24.5%
Energy Services - 9.6%
Calfrac Well Services	1,155,300	24,114,961
Ensign Energy Services	3,254,100	47,098,183
Global Industries [a]	1,586,950	10,188,219
Lamprell	5,790,000	21,262,893
Major Drilling Group International	860,800	21,696,923
Oil States International [a]	786,200	35,646,308
Pason Systems	2,250,700	25,329,101
RPC	1,070,564	11,915,377
Tesco Corporation [a,c]	3,077,305	35,912,149
Total Energy Services [c]	1,966,700	16,265,722
Trican Well Service	4,611,500	59,661,409
Unit Corporation [a]	1,013,400	42,846,552

		351,937,797

Oil and Gas - 0.5%
Frontier Oil [a]	500,000	6,750,000
St. Mary Land & Exploration	328,000	11,417,680

		18,167,680

Precious Metals and Mining - 13.9%
Agnico-Eagle Mines	249,200	13,872,964
Alamos Gold [a]	4,748,400	63,442,906
Allied Nevada Gold [a,b]	1,900,050	31,483,828
Centamin Egypt [a]	8,199,400	17,276,341
Denison Mines [a,b]	3,096,300	4,520,598
Fronteer Development Group [a]	3,835,500	19,752,825
Gammon Gold [a]	5,033,900	36,193,741
Hecla Mining [a,b]	3,328,115	18,204,789
Hochschild Mining	3,221,868	13,777,714
Ivanhoe Mines [a]	3,477,600	60,545,016
Northam Platinum	2,040,000	13,443,625
Pan American Silver	2,404,053	55,653,827
Red Back Mining [a]	2,248,200	45,931,325
Seabridge Gold [a,b]	1,102,700	26,861,772
Silver Standard Resources [a,b]	2,458,300	43,733,157
Silvercorp Metals	4,299,700	29,581,936
Thompson Creek Metals [a]	1,178,000	15,938,340
US Gold [a]	900,000	2,430,000

		512,644,704

Other Natural Resources - 0.5%
China Forestry Holdings [a]	23,300,000	10,383,231
Magma Energy [a]	5,532,900	7,735,655

		18,118,886

Total		900,869,067

Technology – 17.3%
Aerospace and Defense - 2.6%
Ceradyne [a,c]	1,491,667	33,845,924
HEICO Corporation Cl. A	1,201,563	47,678,020
Integral Systems [a,c]	1,316,294	12,675,911

		94,199,855

Components and Systems - 1.1%
Brocade Communications Systems [a]	1,449,676	8,277,650
Littelfuse [a]	258,400	9,821,784
Methode Electronics	1,126,000	11,147,400
Teradata Corporation [a]	308,835	8,922,243
Trimble Navigation [a]	138,000	3,963,360

		42,132,437

Internet Software and Services - 0.3%
RealNetworks [a]	1,973,900	9,533,937

IT Services - 1.2%
Jack Henry & Associates	297,100	7,148,226
SRA International Cl. A [a]	1,362,500	28,326,375
Syntel	203,141	7,814,834

		43,289,435

Semiconductors and Equipment - 6.8%
Advanced Energy Industries [a]	664,100	10,997,496
Brooks Automation [a]	1,846,182	16,283,325
CEVA [a]	781,286	9,109,795
Cirrus Logic [a]	1,478,400	12,403,776
Cognex Corporation	477,738	8,833,376
Exar Corporation [a]	461,700	3,254,985
Fairchild Semiconductor International [a]	1,500,800	15,983,520
FormFactor [a,b]	474,100	8,420,016
International Rectifier [a]	390,000	8,931,000
IPG Photonics [a]	448,900	6,643,720
Lam Research [a]	343,800	12,830,616
Microsemi Corporation [a]	375,000	6,502,500
MKS Instruments [a]	1,419,600	27,809,964
Novellus Systems [a]	650,000	16,250,000
OmniVision Technologies [a]	1,027,191	17,647,141
QLogic Corporation [a]	300,000	6,090,000
Sigma Designs [a,c]	2,045,558	23,994,395
Trident Microsystems [a]	2,050,143	3,567,249
TTM Technologies [a]	1,750,035	15,540,311
Varian Semiconductor Equipment Associates [a]	399,200	13,221,504
Verigy [a]	660,200	7,381,036

		251,695,725

Software - 1.0%
Aveva Group	595,000	10,699,506
Avid Technology [a]	674,543	9,295,203
DivX [a]	1,103,758	7,902,907
NICE Systems ADR [a]	143,300	4,549,775
THQ [a]	462,500	3,242,125

		35,689,516

Telecommunications - 4.3%
ADTRAN	1,795,000	47,298,250
Arris Group [a]	1,341,971	16,117,072
Citic 1616 Holdings	19,837,000	6,668,329
Harmonic [a]	1,722,500	10,868,975
KVH Industries [a,c]	1,100,200	14,511,638
NETGEAR [a]	1,242,800	32,437,080
Novatel Wireless [a,c]	2,292,176	15,426,344
PC-Tel [a,c]	1,295,592	8,006,759
Tekelec [a]	400,000	7,264,000

		158,598,447

Total		635,139,352

Miscellaneous[d] – 1.3%
Total		46,268,093

TOTAL COMMON STOCKS
(Cost $2,685,066,651)		3,402,416,099

REPURCHASE AGREEMENT – 7.3%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $267,262,037 (collateralized by obligations of various U.S. Government Agencies, 0.50%-4.375% due 9/30/10-10/26/10, valued at $273,947,188)

(Cost $267,262,000)		267,262,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $31,564,908)		31,564,908

TOTAL INVESTMENTS – 100.8%
(Cost $2,983,893,559)		3,701,243,007

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(28,105,914)

NET ASSETS – 100.0%		$3,673,137,093

SCHEDULE OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Products – 7.0%
Apparel, Shoes and Accessories - 2.5%
Cherokee	21,254	$382,572
Columbia Sportswear	197,609	10,380,401
Guess?	345,716	16,241,738
Jones Apparel Group	483,500	9,196,170
K-Swiss Cl. A [a]	158,675	1,659,740
Liz Claiborne [a,b]	9,890	73,483
Movado Group [a]	73,225	825,978
Phillips-Van Heusen	76,184	4,369,914
Steven Madden [a]	412,725	20,140,980
Weyco Group	296,158	6,965,636
Wolverine World Wide	1,228,650	35,827,434

		106,064,046

Food/Beverage/Tobacco - 2.0%
Cal-Maine Foods	83,219	2,820,292
Flowers Foods	400,000	9,896,000
Hershey Creamery	173	289,775
J & J Snack Foods	398,822	17,336,793
J.M. Smucker Company (The)	324,000	19,524,240
Lancaster Colony	409,000	24,114,640
Mannatech [a,b]	316,298	1,056,435
Tootsie Roll Industries	461,653	12,478,486

		87,516,661

Health, Beauty and Nutrition - 0.9%
Inter Parfums	1,107,483	16,412,898
NBTY [a]	341,900	16,404,362
Nu Skin Enterprises Cl. A	36,200	1,053,420
NutriSystem	175,176	3,119,885

		36,990,565

Home Furnishing and Appliances - 1.0%
Ethan Allen Interiors	1,179,050	24,323,802
Hooker Furniture	19,730	317,258
Kimball International Cl. B	724,600	5,035,970
National Presto Industries	109,917	13,070,230

		42,747,260

Household Products/Wares - 0.0%
Blyth	68,545	2,142,031

Sports and Recreation - 0.6%
Arctic Cat [a]	169,718	1,841,440
Callaway Golf	1,266,461	11,170,186
Hasbro	75,806	2,901,854
Sturm, Ruger & Company	179,504	2,152,253
Thor Industries	335,485	10,135,002

		28,200,735

Total		303,661,298

Consumer Services – 7.6%
Leisure and Entertainment - 1.2%
Ambassadors Group	289,962	3,204,080
International Speedway Cl. A	851,747	21,949,520
Regal Entertainment Group Cl. A	396,300	6,962,991
Speedway Motorsports	180,673	2,820,306
World Wrestling Entertainment Cl. A	1,138,984	19,704,423

		54,641,320

Online Commerce - 0.3%
Systemax	554,738	12,060,004

Restaurants and Lodgings - 0.4%
Bob Evans Farms	426,400	13,180,024
Brinker International	21,250	409,700
DineEquity [a,b]	61,030	2,412,516

		16,002,240

Retail Stores - 5.7%
Abercrombie & Fitch Cl. A	5,200	237,328
American Eagle Outfitters	1,414,424	26,195,132
bebe Stores	16,300	145,070
Books-A-Million	27	195
Brown Shoe	66,900	1,035,612
Buckle (The)	939,510	34,536,388
Cato Corporation (The) Cl. A	1,323,580	28,377,555
Christopher & Banks	55,723	445,784
Dress Barn (The) [a]	1,373,745	35,937,169
Family Dollar Stores	1,322,857	48,429,795
Finish Line (The) Cl. A	72,800	1,188,096
Foot Locker	103,900	1,562,656
Men’s Wearhouse (The)	182,252	4,363,113
Pep Boys-Manny, Moe & Jack (The)	742,500	7,462,125
PriceSmart	26,498	616,079
RadioShack Corporation	235,873	5,337,806
Regis Corporation	5,300	99,004
Ross Stores	205,214	10,972,793
Tiffany & Co.	509,100	24,177,159
Tuesday Morning [a]	2,528	16,660
Village Super Market Cl. A	491,480	13,776,184
Williams-Sonoma	95,300	2,505,437

		247,417,140

Total		330,120,704

Diversified Investment Companies – 0.1%
Closed-End Funds - 0.1%
Central Fund of Canada Cl. A	365,000	5,110,000

Total		5,110,000

Financial Intermediaries – 22.5%
Banking - 3.5%
Banco Latinoamericano de Exportaciones Cl. E	298,675	4,288,973
Bancorp Rhode Island [c]	261,300	7,146,555
Bank of Hawaii	432,001	19,418,445
Bank of N.T. Butterfield & Son [a]	907,173	1,315,401
Bank Sarasin & Cie Cl. B	82,000	3,402,409
Banque Privee Edmond de Rothschild	24	588,960
BOK Financial	491,382	25,768,072
Canadian Western Bank	783,200	18,661,389
Central Pacific Financial [a,b]	20,000	33,600
Centrue Financial [a,b]	173,755	599,455
Credicorp	235,800	20,792,844
Farmers & Merchants Bank of Long Beach	479	1,916,000
First Citizens BancShares Cl. A	10,800	2,146,608
First Financial Bancorp	150,000	2,668,500
First National Bank Alaska	3,110	5,535,800
HopFed Bancorp	134,000	1,608,000
Julius Baer Group	10,000	362,766
Kearny Financial	392,100	4,089,603
Oriental Financial Group	119,500	1,613,250
Peapack-Gladstone Financial [c]	463,145	7,276,008
Provident Financial Services	26,000	309,400
Provident New York Bancorp	50,000	474,000
Sun Bancorp [a,b]	284,428	1,120,646
Trustmark Corporation	80,700	1,971,501
Vontobel Holding	55,000	1,627,466
Wilmington Trust	942,100	15,610,597

		150,346,248

Insurance - 14.9%
Alleghany Corporation [a]	103,829	30,193,432
Allied World Assurance Company Holdings	625,073	28,034,524
American Financial Group	362,650	10,317,393
American National Insurance	145,093	16,473,859
American Physicians Service Group	20,503	512,575
Arch Capital Group [a]	420,890	32,092,863
Aspen Insurance Holdings	1,406,933	40,575,948
Assured Guaranty	276,500	6,074,705
Axis Capital Holdings	2,301	71,929
Baldwin & Lyons Cl. B	103,958	2,504,348
Cincinnati Financial	300,000	8,670,000
Donegal Group Cl. A	590,902	8,573,988
E-L Financial	53,588	23,479,210
EMC Insurance Group	322,530	7,263,376
Employers Holdings	73,500	1,091,475
Endurance Specialty Holdings	201,888	7,500,139
Erie Indemnity Cl. A	650,400	28,051,752
Fidelity National Financial Cl. A	969,700	14,370,954
First American	231,400	7,830,576
First Mercury Financial	5,900	76,877
Flagstone Reinsurance Holdings	220,571	2,527,744
Harleysville Group	553,188	18,675,627
HCC Insurance Holdings	738,846	20,392,150
Infinity Property & Casualty	159,437	7,244,817
Leucadia National [a]	484,800	12,027,888
Markel Corporation [a]	67,900	25,439,414
Max Capital Group	897,800	20,640,422
Meadowbrook Insurance Group	1,177,900	9,305,410
Mercury General	211,000	9,224,920
Montpelier Re Holdings	1,535,610	25,813,604
Old Republic International	1,047,000	13,275,960
OneBeacon Insurance Group Cl. A	50,000	862,500
PartnerRe	567,757	45,261,588
Platinum Underwriters Holdings	227,193	8,424,316
Reinsurance Group of America	658,018	34,559,105
RenaissanceRe Holdings	161,100	9,144,036
RLI	165,000	9,408,300
State Auto Financial	453,532	8,140,899
Transatlantic Holdings	298,350	15,752,880
United Fire & Casualty	109,136	1,963,357
Validus Holdings	845,588	23,279,038
Wesco Financial	30,623	11,805,167
White Mountains Insurance Group	15,760	5,594,800
Zenith National Insurance	800,098	30,659,755

		643,183,620

Real Estate Investment Trusts - 2.5%
Annaly Capital Management	703,900	12,093,002
Colony Financial	528,529	10,570,580
Cousins Properties	1,041,611	8,655,788
DCT Industrial Trust	1,121,600	5,865,968
Essex Property Trust	83,000	7,465,850
Lexington Realty Trust	1,228,885	8,000,041
MFA Financial	986,200	7,258,432
National Health Investors	22,070	855,433
National Retail Properties	650,000	14,839,500
PS Business Parks	168,500	8,997,900
Rayonier	529,400	24,050,642
Starhill Global REIT	400,000	160,120
Suntec Real Estate Investment Trust	400,000	383,145

		109,196,401

Securities Brokers - 0.9%
Egyptian Financial Group-Hermes Holding	1,058,022	6,056,820
Investcorp Bank GDR [a]	40,000	144,000
Knight Capital Group Cl. A [a]	1,133,200	17,281,300
Oppenheimer Holdings Cl. A	22,567	575,684
Raymond James Financial	597,925	15,988,515

		40,046,319

Securities Exchanges - 0.6%
TMX Group	884,600	26,059,402

Other Financial Intermediaries - 0.1%
KKR Financial Holdings	288,878	2,371,689

Total		971,203,679

Financial Services – 7.9%
Diversified Financial Services - 0.0%
Advanta Corporation Cl. B [a]	151,576	2,274
First Marblehead [a,b]	7,119	20,218

		22,492

Information and Processing - 1.2%
Global Payments	6,786	309,102
Interactive Data	612,900	19,612,800
SEI Investments	1,501,733	32,993,074

		52,914,976

Insurance Brokers - 1.3%
Brown & Brown	1,750,700	31,372,544
Gallagher (Arthur J.) & Co.	978,200	24,014,810

		55,387,354

Investment Management - 5.1%
A.F.P. Provida ADR	311,700	14,213,520
AGF Management Cl. B	815,600	14,486,707
AllianceBernstein Holding L.P.	1,321,200	40,507,992
AP Alternative Assets L.P. [a]	76,000	547,200
Apollo Investment	1,111,400	14,148,122
CI Financial	883,500	18,702,555
Cohen & Steers	385,630	9,625,325
Federated Investors Cl. B	1,698,363	44,802,816
GAM Holding [a]	10,000	122,818
GAMCO Investors Cl. A	278,300	12,662,650
Gladstone Capital	80,000	944,000
Janus Capital Group	497,400	7,107,846
MVC Capital	425,000	5,767,250
PennyMac Mortgage Investment Trust [a]	50,000	830,500
Schroders	90,000	1,921,609
T. Rowe Price Group	456,800	25,092,024
Teton Advisors Cl. A	1,297	14,267
Waddell & Reed Financial Cl. A	253,600	9,139,744

		220,636,945

Specialty Finance - 0.3%
Credit Acceptance [a,b]	234,005	9,650,366
GATX Corporation	59,000	1,690,350
Portfolio Recovery Associates [a]	37,580	2,062,015

		13,402,731

Total		342,364,498

Health – 4.0%
Commercial Services - 1.4%
Chemed Corporation	663,934	36,104,731
Owens & Minor	543,000	25,189,770

		61,294,501

Drugs and Biotech - 0.2%
Biovail Corporation	393,933	6,606,256
Mylan [a,b]	496	11,264

		6,617,520

Health Services - 1.0%
Computer Programs and Systems	67,050	2,620,314
Gentiva Health Services [a]	675,663	19,107,750
Healthcare Services Group	48,188	1,078,929
Omnicare	70,000	1,980,300
Pharmaceutical Product Development	674,361	16,016,074
Universal Health Services Cl. B	62,010	2,175,931

		42,979,298

Medical Products and Devices - 1.2%
Atrion Corporation	15,453	2,210,397
Hill-Rom Holdings	369,363	10,050,367
IDEXX Laboratories [a]	379,600	21,845,980
STERIS Corporation	533,383	17,953,672
Young Innovations	22,530	634,445

		52,694,861

Personal Care - 0.2%
Alberto-Culver Company	364,100	9,521,215

Total		173,107,395

Industrial Products – 16.9%
Automotive - 0.3%
Gentex Corporation	595,000	11,554,900
Spartan Motors	196,672	1,101,363
Superior Industries International	76,000	1,222,080

		13,878,343

Building Systems and Components - 1.1%
Apogee Enterprises	319,384	5,049,461
Bunka Shutter	60,000	166,863
LSI Industries	1,159,992	7,911,145
McGrath RentCorp	291,300	7,058,199
Preformed Line Products	204,410	7,798,242
Simpson Manufacturing	638,828	17,733,865

		45,717,775

Construction Materials - 0.4%
Ameron International	162,300	10,207,047
Ash Grove Cement	39,610	6,733,700
Louisiana-Pacific Corporation [a]	78,000	705,900

		17,646,647

Industrial Components - 1.5%
Bel Fuse Cl. A	22,350	413,922
Bel Fuse Cl. B	151,447	3,051,657
Chase Corporation [c]	773,974	9,767,552
CLARCOR	329,500	11,364,455
CTS Corporation	20,157	189,879
Donaldson Company	97,800	4,412,736
Hubbell Cl. B	381,577	19,242,928
Mueller Water Products Cl. A	3,500	16,730
PerkinElmer	702,600	16,792,140

		65,251,999

Machinery - 4.4%
Ampco-Pittsburgh	201,020	4,989,316
Briggs & Stratton	385,640	7,519,980
Bucyrus International	45,700	3,015,743
Cascade Corporation	147,879	4,763,183
Franklin Electric	366,900	11,003,331
FreightCar America	96,639	2,334,798
Gorman-Rupp Company	461,307	11,735,650
Jinpan International	3,200	66,560
Lincoln Electric Holdings	412,565	22,414,656
Lindsay Corporation	194,900	8,070,809
Mueller (Paul) Company [a,c]	116,700	2,474,040
Nordson Corporation	365,900	24,851,928
Regal-Beloit	6,103	362,579
Roper Industries	214,500	12,406,680
Snap-on	16,394	710,516
Starrett (L.S.) Company (The) Cl. A [c]	529,400	5,479,290
Sun Hydraulics	681,003	17,692,458
Tennant Company	577,700	15,823,203
Toro Company (The)	328,775	16,165,867
Twin Disc	2,194	26,811
Woodward Governor	609,200	19,482,216

		191,389,614

Metal Fabrication and Distribution - 2.4%
Allegheny Technologies	59,878	3,232,813
Carpenter Technology	375,888	13,757,501
Castle (A.M.) & Co. [a]	118,181	1,545,807
Commercial Metals	2,800	42,168
Dynamic Materials	8,200	128,084
Encore Wire	81,988	1,705,350
Gerdau Ameristeel [a]	8,451	66,171
Gibraltar Industries [a]	7,776	98,055
Insteel Industries	54,233	579,751
Kaiser Aluminum	31,720	1,223,440
Kennametal	154,532	4,345,440
Mueller Industries	405,762	10,870,364
Olympic Steel	66,935	2,185,428
Reliance Steel & Aluminum	678,863	33,420,426
Schnitzer Steel Industries Cl. A	252,000	13,237,560
Sims Metal Management ADR	372,275	7,311,481
Timken Company (The)	5,569	167,126
Trinity Industries	504,687	10,073,553

		103,990,518

Miscellaneous Manufacturing - 2.2%
Acuity Brands	24,268	1,024,352
American Railcar Industries [a]	389,629	4,737,889
Barnes Group	69,064	1,343,295
Brady Corporation Cl. A	456,800	14,215,616
Carlisle Companies	33,300	1,268,730
Crane Company	301,000	10,685,500
HNI Corporation	446,384	11,887,206
Matthews International Cl. A	179,300	6,365,150
Raven Industries	156,201	4,606,367
Smith (A.O.) Corporation	331,929	17,449,508
Standex International	22,808	587,762
Teleflex	309,700	19,842,479
Tredegar Corporation	4,500	76,860
Valmont Industries	15,496	1,283,534

		95,374,248

Paper and Packaging - 1.2%
Albany International Cl. A	342,500	7,374,025
AptarGroup	110,100	4,332,435
Bemis Company	464,800	13,349,056
Greif Cl. A	237,101	13,021,587
Schweitzer-Mauduit International	2,687	127,794
Sealed Air	1,213	25,570
Sonoco Products	359,778	11,077,564

		49,308,031

Pumps, Valves and Bearings - 0.2%
CIRCOR International	2,241	74,424
Kaydon Corporation	200,000	7,520,000
Robbins & Myers	65,420	1,558,304

		9,152,728

Specialty Chemicals and Materials - 3.0%
Aceto Corporation	800	4,832
Agrium	5,200	367,276
Albemarle Corporation	443,000	18,885,090
Ashland	4,300	226,911
Balchem Corporation	991,500	24,440,475
Cabot Corporation	770,700	23,429,280
Cytec Industries	235	10,984
H.B. Fuller Company	82,267	1,909,417
Hawkins	139,190	3,368,398
Innophos Holdings	31,400	876,060
Innospec [a]	57,474	652,905
International Flavors & Fragrances	175,000	8,342,250
Lubrizol Corporation (The)	249,500	22,884,140
Methanex Corporation	354,198	8,610,553
Minerals Technologies	1,812	93,934
NewMarket Corporation	6,026	620,618
Olin Corporation	11,881	233,105
Park Electrochemical	109,963	3,160,337
Quaker Chemical	405,000	10,979,550
Sensient Technologies	1,900	55,214
Spartech Corporation [a]	3,546	41,488
Stepan Company	23,595	1,318,724
Westlake Chemical	1,910	49,259

		130,560,800

Other Industrial Products - 0.2%
MTS Systems	223,691	6,493,750

Total		728,764,453

Industrial Services – 9.9%
Advertising and Publishing - 0.0%
E.W. Scripps Company Cl. A [a,b]	14,370	121,427
Journal Communications Cl. A [a]	90,000	378,000
Scholastic Corporation	5,800	162,400

		661,827

Commercial Services - 4.6%
ABM Industries	704,000	14,924,800
Brink’s Company (The)	4,585	129,434
CDI Corporation	11,099	162,711
Corporate Executive Board	140,800	3,743,872
Heidrick & Struggles International	120,298	3,371,953
Hillenbrand	243,625	5,357,314
Kelly Services Cl. A [a]	584,576	9,739,036
Landauer	377,500	24,620,550
Manpower	387,452	22,131,258
ManTech International Cl. A [a]	463,800	22,647,354
MAXIMUS	412,803	25,152,087
Ritchie Bros. Auctioneers [b]	1,464,320	31,526,810
Robert Half International	6,823	207,624
Rollins	555,750	12,048,660
Towers Watson & Company Cl. A	455,800	21,650,500
UniFirst Corporation	16,710	860,565
Viad Corporation	64,602	1,327,571

		199,602,099

Engineering and Construction - 0.4%
Comfort Systems USA	567,007	7,081,917
Granite Construction	227,775	6,883,361
KBR	104,748	2,321,216
M.D.C. Holdings	5,580	193,124
Ryland Group (The)	4,576	102,685

		16,582,303

Food, Tobacco and Agriculture - 1.2%
Corn Products International	52,183	1,808,663
Farmer Bros.	542,300	10,162,702
Hormel Foods	543,933	22,850,625
Seaboard Corporation	9,476	12,310,272
Terra Industries	66,378	3,037,457

		50,169,719

Industrial Distribution - 1.0%
Applied Industrial Technologies	555,400	13,801,690
Doshisha Company	60,000	1,556,958
Grainger (W.W.)	173,100	18,715,572
Houston Wire & Cable	139,524	1,615,688
Lawson Products	177	2,738
Mine Safety Appliances	219,800	6,145,608
Watsco	22,075	1,255,626

		43,093,880

Printing - 0.2%
Bowne & Co.	135,678	1,514,167
Courier Corporation	15,844	261,584
CSS Industries	27,803	558,840
Ennis	505,112	8,218,172

		10,552,763

Transportation and Logistics - 2.5%
Alexander & Baldwin	494,700	16,349,835
Arkansas Best	331,528	9,906,057
C. H. Robinson Worldwide	256,000	14,297,600
DryShips [a,b]	8,204	47,911
Euroseas	125,346	481,329
Expeditors International of Washington	458,400	16,924,128
Overseas Shipholding Group	7,800	305,994
SkyWest	337,806	4,823,870
TAL International Group	14,200	283,716
Tidewater	789,971	37,341,929
UTI Worldwide	492,600	7,546,632

		108,309,001

Total		428,971,592

Natural Resources – 10.5%
Energy Services - 4.5%
Boardwalk Pipeline Partners L.P.	48,000	1,428,480
CARBO Ceramics	279,100	17,399,094
Energy Transfer Equity L.P.	530,600	17,902,444
Ensign Energy Services	1,136,500	16,449,121
Exterran Partners L.P.	479,700	10,529,415
Helmerich & Payne	492,684	18,761,407
Lufkin Industries	69,968	5,537,967
Major Drilling Group International	270,000	6,805,494
National Fuel Gas	100,528	5,081,690
Nicor	372,892	15,631,633
NuStar GP Holdings	369,200	10,939,396
Ormat Technologies	7,000	196,980
Patterson-UTI Energy	280,877	3,923,852
Precision Drilling Trust [a]	861,450	6,607,321
Rowan Companies [a]	896,005	26,082,706
SEACOR Holdings [a]	326,600	26,343,556
Trican Well Service	311,700	4,032,627
World Fuel Services	27,300	727,272

		194,380,455

Oil and Gas - 4.2%
Cimarex Energy	291,690	17,320,552
Delek US Holdings	122,804	894,013
Energen Corporation	987,281	45,938,185
Enterprise GP Holdings L.P.	285,900	12,279,405
Frontier Oil [a]	40,000	540,000
Holly Corporation	75,973	2,120,406
Hugoton Royalty Trust	260,600	4,310,324
Linn Energy	4,600	118,312
Magellan Midstream Partners L.P.	423,701	20,138,509
Panhandle Oil & Gas Cl. A	1,224	28,923
Penn Virginia	633,760	15,527,120
Penn Virginia GP Holdings L.P.	525,000	9,602,250
Pioneer Southwest Energy Partners L.P.	638,821	14,961,188
Plains All American Pipeline L.P.	281,530	16,019,057
San Juan Basin Royalty Trust	31,590	658,336
St. Mary Land & Exploration	46,142	1,606,203
Sunoco Logistics Partners L.P.	231,000	15,823,500
Tesoro Corporation [a]	27,500	382,250
W&T Offshore	97,847	821,915

		179,090,448

Precious Metals and Mining - 1.4%
Agnico-Eagle Mines	256,100	14,257,087
Alliance Holdings GP L.P.	528,500	17,049,410
Alliance Resource Partners L.P.	278,000	11,650,980
AMCOL International	15,500	421,600
Gold Fields ADR	434,700	5,485,914
IAMGOLD Corporation	101,000	1,335,220
Lihir Gold ADR	111,000	3,125,760
Natural Resource Partners L.P.	308,200	8,081,004

		61,406,975

Real Estate - 0.4%
AMREP Corporation [a]	23,992	348,603
Deltic Timber	172,000	7,576,600
W.P. Carey & Co.	306,231	8,997,067

		16,922,270

Total		451,800,148

Technology – 4.9%
Aerospace and Defense - 0.6%
American Science & Engineering	11,484	860,381
Cubic Corporation	31,509	1,134,324
HEICO Corporation	190,400	9,817,024
HEICO Corporation Cl. A	200,159	7,942,309
Triumph Group	121,388	8,508,085

		28,262,123

Components and Systems - 1.1%
Analogic Corporation	141,400	6,042,022
AVX Corporation	1,042,946	14,809,833
Daktronics	3,400	25,908
Diebold	14,500	460,520
Methode Electronics	1,348,318	13,348,348
Nam Tai Electronics [a]	2,038,217	10,191,085
OPTEX Company	30,000	361,001
Sato Corporation	30,000	427,747

		45,666,464

Internet Software and Services - 0.5%
Computer Services	1,900	77,900
EarthLink	1,891,113	16,150,105
United Online	520,006	3,889,645

		20,117,650

IT Services - 1.4%
Black Box	492,722	15,156,129
iGATE Corporation	24,763	240,944
Jack Henry & Associates	685,300	16,488,318
Total System Services	1,784,425	27,944,095

		59,829,486

Semiconductors and Equipment - 0.2%
Cognex Corporation	418,300	7,734,367
Maxim Integrated Products	36,000	698,040
Melco Holdings	32,000	709,210
Micrel	5,305	56,551

		9,198,168

Software - 0.2%
Fair Isaac	350,490	8,881,417

Telecommunications - 0.9%
ADTRAN	285,100	7,512,385
Atlantic Tele-Network	322,503	14,490,060
CenturyTel	1,951	69,182
Comtech Telecommunications [a]	232,855	7,449,031
Plantronics	16,144	504,984
Shenandoah Telecommunications	108,307	2,036,172
SureWest Communications [a,b]	271,400	2,331,326
USA Mobility	481,743	6,103,684

		40,496,824

Total		212,452,132

Utilities – 2.2%
ALLETE	349,367	11,696,807
Aqua America	819,766	14,403,289
Consolidated Water	177,430	2,409,499
ITC Holdings	250,000	13,750,000
NV Energy	70,000	863,100
Otter Tail	15,000	329,400
Piedmont Natural Gas	474,500	13,086,710
PNM Resources	638,900	8,005,417
SJW	400,400	10,178,168
Southern Union	22,576	572,753
UGI Corporation	660,076	17,518,417

Total		92,813,560

Miscellaneous[d] – 0.2%
Total		7,319,570

TOTAL COMMON STOCKS
(Cost $3,292,174,360)		4,047,689,029

PREFERRED STOCKS – 0.7%
LTC Properties 8.00% Ser. F	123,600	3,094,944
MF Global Holdings 9.75% Conv.	50,000	5,681,250
Reinsurance Group of America 5.75% Conv.	94,000	6,298,000
Urstadt Biddle Properties 8.50% Ser. C	300	29,715
Urstadt Biddle Properties 7.50% Ser. D	49,200	1,143,900
Vornado Realty Trust 6.75% Ser. F	200,000	4,488,000
Vornado Realty Trust 6.625% Ser. G	400,000	8,880,000

TOTAL PREFERRED STOCKS
(Cost $27,540,025)		29,615,809

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.5%
Charming Shoppes 1.125% Conv. Senior Note due 5/1/14	$20,000,000	15,600,000
Encore Capital Group 3.375% Conv. Senior Note due 9/19/10	1,000,000	990,000
Leucadia National 3.75% Conv. Senior Note due 4/15/14	3,000,000	3,727,500
Mueller Industries 6.00% Sub. Deb. due 11/1/14	1,088,000	1,082,560

TOTAL CORPORATE BONDS
(Cost $19,429,562)		21,400,060

REPURCHASE AGREEMENT – 5.2%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $227,262,032 (collateralized by obligations of various U.S. Government Agencies, due 10/26/10-11/9/10, valued at $232,948,450) (Cost $227,262,000)		227,262,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0150%) (Cost $3,060,107)		3,060,107

TOTAL INVESTMENTS – 100.2%
(Cost $3,569,466,054)		4,329,027,005

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(8,653,711)

NET ASSETS – 100.0%		$4,320,373,294

SCHEDULE OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.4%

Consumer Products – 5.5%
Apparel, Shoes and Accessories - 1.9%
Bulgari	58,000	$472,376
Daphne International Holdings	518,500	504,860
Hengdeli Holdings	499,300	212,215
Luk Fook Holdings (International)	913,600	921,337
Marimekko	25,300	406,299
Movado Group [a]	42,941	484,374
Stella International Holdings	290,900	594,970
True Religion Apparel [a]	24,500	743,820

		4,340,251

Food/Beverage/Tobacco - 0.7%
Cal-Maine Foods	32,000	1,084,480
Thai Beverage PCL	2,604,900	549,302

		1,633,782

Health, Beauty and Nutrition - 0.6%
NBTY [a]	9,200	441,416
NutriSystem	46,600	829,946

		1,271,362

Home Furnishing and Appliances - 1.6%
Ethan Allen Interiors	42,100	868,523
Hunter Douglas	19,000	972,860
Mohawk Industries [a]	36,400	1,979,432

		3,820,815

Sports and Recreation - 0.7%
Thor Industries	55,400	1,673,634

Total		12,739,844

Consumer Services – 2.0%
Leisure and Entertainment - 0.2%
DreamWorks Animation SKG Cl. A [a]	13,000	512,070

Retail Stores - 1.6%
American Eagle Outfitters	23,800	440,776
Cash America International	12,900	509,292
DSW Cl. A [a,b]	3,400	86,802
EZCORP Cl. A [a]	32,000	659,200
GameStop Corporation Cl. A [a]	29,300	641,963
Lewis Group	67,000	519,719
Rent-A-Center [a]	32,500	768,625

		3,626,377

Other Consumer Services - 0.2%
First Cash Financial Services [a]	24,400	526,308

Total		4,664,755

Financial Intermediaries – 11.3%
Banking - 1.1%
Bank Sarasin & Cie Cl. B	12,342	512,104
Banque Privee Edmond de Rothschild	26	638,041
Julius Baer Group	40,000	1,451,062

		2,601,207

Insurance - 2.5%
Berkley (W.R.)	66,200	1,727,158
E-L Financial	2,000	876,286
Fidelity National Financial Cl. A	56,700	840,294
Greenlight Capital Re Cl. A [a]	9,800	261,464
Primerica [a]	132,000	1,980,000

		5,685,202

Real Estate Investment Trusts - 0.7%
Cousins Properties	189,282	1,572,933

Securities Brokers - 4.8%
Cowen Group Cl. A [a]	349,594	1,978,702
Egyptian Financial Group-Hermes Holding	194,000	1,110,585
FBR Capital Markets [a]	265,000	1,205,750
Interactive Brokers Group Cl. A [a]	117,400	1,896,010
Jefferies Group	39,200	927,864
Lazard Cl. A	31,400	1,120,980
Mirae Asset Securities	6,300	317,380
Raymond James Financial	54,200	1,449,308
Stifel Financial [a]	22,000	1,182,500

		11,189,079

Securities Exchanges - 1.1%
TMX Group	89,600	2,639,524

Other Financial Intermediaries - 1.1%
KKR & Company (Guernsey) L.P.	119,700	1,376,550
NASDAQ OMX Group (The) [a]	58,500	1,235,520

		2,612,070

Total		26,300,015

Financial Services – 11.2%
Diversified Financial Services - 0.3%
World Acceptance [a,b]	18,200	656,656

Information and Processing - 2.8%
Interactive Data	12,500	400,000
Morningstar [a]	35,628	1,713,351
SEI Investments	123,400	2,711,098
Western Union	104,200	1,767,232

		6,591,681

Insurance Brokers - 0.2%
Gallagher (Arthur J.) & Co.	16,000	392,800

Investment Management - 7.6%
Affiliated Managers Group [a]	9,450	746,550
AllianceBernstein Holding L.P.	37,500	1,149,750
Artio Global Investors Cl. A	82,609	2,043,747
Ashmore Group	371,000	1,484,610
Cohen & Steers	57,000	1,422,720
Evercore Partners Cl. A	13,000	390,000
Federated Investors Cl. B	66,100	1,743,718
Invesco	50,500	1,106,455
Partners Group Holding	7,200	1,019,499
Reinet Investments [a]	30,000	484,208
Sprott	164,300	622,808
T. Rowe Price Group	20,700	1,137,051
Trust Company	34,000	199,681
Value Partners Group	1,895,800	1,460,139
VZ Holding	5,800	493,693
Waddell & Reed Financial Cl. A	23,000	828,920
Westwood Holdings Group	38,297	1,409,330

		17,742,879

Other Financial Services - 0.3%
Kennedy-Wilson Holdings [a]	59,688	605,833

Total		25,989,849

Health – 4.9%
Drugs and Biotech - 0.3%
China Nuokang Bio-Pharmaceutical ADR [a]	20,330	126,046
Endo Pharmaceuticals Holdings [a]	24,700	585,143

		711,189

Health Services - 1.9%
Advisory Board (The) [a]	29,000	913,500
ICON ADR [a]	44,100	1,164,240
Pharmaceutical Product Development	67,500	1,603,125
Res-Care [a]	72,210	865,798

		4,546,663

Medical Products and Devices - 2.7%
Atrion Corporation	9,800	1,401,792
Carl Zeiss Meditec	57,000	912,297
Exactech [a]	57,000	1,195,290
Fielmann	4,700	378,407
Pall Corporation	13,000	526,370
SurModics [a]	16,400	343,416
Techne Corporation	12,100	770,649
Waters Corporation [a]	10,000	675,400

		6,203,621

Total		11,461,473

Industrial Products – 17.9%
Automotive - 1.0%
Gentex Corporation	40,000	776,800
Minth Group	153,300	257,072
Nokian Renkaat	28,000	727,244
Norstar Founders Group [a,e]	533,500	25,080
SORL Auto Parts [a]	38,000	351,120
Xinyi Glass Holdings	205,200	187,116

		2,324,432

Building Systems and Components - 2.1%
AAON	54,900	1,241,838
Armstrong World Industries [a]	26,800	973,108
Drew Industries [a]	43,900	966,678
Simpson Manufacturing	63,000	1,748,880

		4,930,504

Industrial Components - 1.7%
Amphenol Corporation Cl. A	21,900	923,961
GrafTech International [a]	169,051	2,310,927
PerkinElmer	27,900	666,810

		3,901,698

Machinery - 3.9%
Astec Industries [a]	26,700	773,232
Burckhardt Compression Holding	5,000	986,343
Franklin Electric	17,500	524,825
Hollysys Automation Technologies [a]	29,225	336,380
Jinpan International	44,798	931,798
Lincoln Electric Holdings	31,000	1,684,230
Rofin-Sinar Technologies [a]	34,500	780,390
Spirax-Sarco Engineering	48,000	1,021,945
Tennant Company	75,200	2,059,728

		9,098,871

Metal Fabrication and Distribution - 4.8%
Allegheny Technologies	21,000	1,133,790
Carpenter Technology	20,400	746,640
China Metal Recycling Holdings [a]	326,400	298,055
Commercial Metals	24,700	371,982
Foster (L.B.) Company Cl. A [a]	51,200	1,479,168
Fushi Copperweld [a]	27,946	313,554
Kennametal	43,800	1,231,656
Nucor Corporation	47,800	2,169,164
Reliance Steel & Aluminum	41,100	2,023,353
Schnitzer Steel Industries Cl. A	7,700	404,481
Sims Metal Management ADR	50,400	989,856

		11,161,699

Miscellaneous Manufacturing - 0.9%
China Automation Group	437,100	337,216
Raven Industries	60,200	1,775,298

		2,112,514

Paper and Packaging - 1.0%
Greif Cl. A	43,300	2,378,036

Pumps, Valves and Bearings - 1.3%
Gardner Denver	21,100	929,244
Kaydon Corporation	53,000	1,992,800

		2,922,044

Specialty Chemicals and Materials - 0.8%
China BlueChemical	250,600	163,317
Landec Corporation [a]	60,300	399,789
OM Group [a]	5,100	172,788
Rogers Corporation [a]	41,600	1,206,816

		1,942,710

Other Industrial Products - 0.4%
Harbin Electric [a,b]	11,600	250,444
MTS Systems	23,400	679,302

		929,746

Total		41,702,254

Industrial Services – 16.0%
Advertising and Publishing - 0.1%
ValueClick [a]	30,700	311,298

Commercial Services - 7.9%
Brink’s Company (The)	55,000	1,552,650
Copart [a]	32,900	1,171,240
Forrester Research [a]	14,200	426,994
Gartner [a]	42,600	947,424
Global Sources [a]	28,780	187,358
Grupo Aeroportuario del Centro Norte ADR	67,000	1,007,010
Grupo Aeroportuario del Pacifico ADR	29,000	1,073,580
Heritage-Crystal Clean [a]	116,164	1,312,653
Hewitt Associates Cl. A [a]	33,900	1,348,542
Manpower	36,800	2,102,016
MAXIMUS	19,500	1,188,135
Michael Page International	120,000	728,400
Ritchie Bros. Auctioneers	91,400	1,967,842
Sotheby’s	39,700	1,234,273
Team [a]	47,150	782,218
Universal Technical Institute [a]	14,000	319,480
Verisk Analytics Cl. A [a]	39,000	1,099,800

		18,449,615

Engineering and Construction - 3.4%
Cavco Industries [a]	18,400	628,176
EMCOR Group [a]	89,000	2,192,070
Fluor Corporation	32,100	1,492,971
Integrated Electrical Services [a]	145,300	820,945
KBR	72,800	1,613,248
NVR [a]	1,600	1,162,400

		7,909,810

Food, Tobacco and Agriculture - 1.6%
Chaoda Modern Agriculture	197,728	210,608
China Green (Holdings)	602,400	759,570
Hanfeng Evergreen [a]	67,100	515,976
Intrepid Potash [a]	22,900	694,557
Sanderson Farms	28,500	1,527,885

		3,708,596

Printing - 0.2%
CSS Industries	19,857	399,126

Transportation and Logistics - 2.8%
Expeditors International of Washington	20,000	738,400
Forward Air	47,800	1,257,140
Landstar System	40,800	1,712,784
Patriot Transportation Holding [a]	16,504	1,394,258
Universal Truckload Services [a]	46,600	819,228
UTI Worldwide	33,500	513,220

		6,435,030

Total		37,213,475

Natural Resources – 13.8%
Energy Services - 5.6%
CE Franklin [a]	85,600	581,224
Ensign Energy Services	24,800	358,942
Helmerich & Payne	27,000	1,028,160
Lamprell	350,000	1,285,322
Lufkin Industries	21,700	1,717,555
Major Drilling Group International	60,000	1,512,332
Oil States International [a]	42,700	1,936,018
Pason Systems	72,700	818,157
Patterson-UTI Energy	33,800	472,186
Rowan Companies [a]	20,100	585,111
SEACOR Holdings [a]	8,000	645,280
Trican Well Service	96,800	1,252,353
Unit Corporation [a]	6,700	283,276
Willbros Group [a]	37,900	455,179

		12,931,095

Oil and Gas - 0.9%
Arena Resources [a]	15,900	531,060
Cimarex Energy	16,800	997,584
Gran Tierra Energy [a]	58,800	346,920
St. Mary Land & Exploration	9,700	337,657

		2,213,221

Precious Metals and Mining - 6.2%
Agnico-Eagle Mines	27,500	1,530,925
Compass Minerals International	23,200	1,861,336
Fresnillo	132,700	1,707,636
Gold Fields ADR	127,000	1,602,740
Hochschild Mining	300,000	1,282,894
Pan American Silver	96,500	2,233,975
Randgold Resources ADR	11,900	914,277
Red Back Mining [a]	50,000	1,021,513
Seabridge Gold [a]	71,500	1,741,740
Terra Nova Royalty [a]	36,400	478,660

		14,375,696

Other Natural Resources - 1.1%
China Forestry Holdings [a]	2,409,500	1,073,751
China Hydroelectric ADR [a,b]	98,100	907,425
Magma Energy [a]	450,000	629,153

		2,610,329

Total		32,130,341

Technology – 12.0%
Aerospace and Defense - 0.5%
HEICO Corporation	23,000	1,185,880

Components and Systems - 1.4%
AAC Acoustic Technologies Holdings	118,300	197,770
Benchmark Electronics [a]	20,000	414,800
Dionex Corporation [a]	25,000	1,869,500
Teradata Corporation [a]	10,000	288,900
Western Digital [a]	12,500	487,375

		3,258,345

IT Services - 1.9%
Sapient Corporation	119,800	1,094,972
SRA International Cl. A [a]	119,100	2,476,089
Syntel	18,800	723,236
Yucheng Technologies [a]	48,690	189,891

		4,484,188

Semiconductors and Equipment - 3.2%
Advanced Energy Industries [a]	83,000	1,374,480
Analog Devices	49,000	1,412,180
ASM Pacific Technology	3,500	32,997
Chroma ATE	367,608	798,695
Cognex Corporation	50,000	924,500
Diodes [a]	48,300	1,081,920
International Rectifier [a]	33,000	755,700
IPG Photonics [a]	24,000	355,200
Molex Cl. A	30,500	538,325
Varian Semiconductor Equipment Associates [a]	4,400	145,728

		7,419,725

Software - 3.7%
Adobe Systems [a]	20,000	707,400
American Software Cl. A	73,630	427,790
ANSYS [a]	31,400	1,354,596
Autodesk [a]	23,000	676,660
Blackboard [a,b]	34,700	1,445,602
National Instruments	56,700	1,890,945
NCR Corporation [a]	87,000	1,200,600
Pegasystems	28,050	1,037,850

		8,741,443

Telecommunications - 1.3%
ADTRAN	32,400	853,740
Cogo Group [a]	39,605	276,839
Comtech Telecommunications [a]	22,200	710,178
Tekelec [a]	62,100	1,127,736

		2,968,493

Total		28,058,074

Miscellaneous[d] – 4.8%
Total		11,308,022

TOTAL COMMON STOCKS
(Cost $195,718,128)		231,568,102

REPURCHASE AGREEMENT – 4.5%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $10,548,001 (collateralized by obligations of various U.S. Government Agencies, due 7/14/10, valued at $10,815,000)
(Cost $10,548,000)		10,548,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $1,750,923)		1,750,923

TOTAL INVESTMENTS – 104.7%
(Cost $208,017,051)		243,867,025

LIABILITIES LESS CASH AND OTHER ASSETS – (4.7)%		(10,926,147)

NET ASSETS – 100.0%		$232,940,878

SCHEDULE OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.0%

Consumer Products – 4.6%
Apparel, Shoes and Accessories - 2.6%
Bernard Chaus [a]	1,006,258	$162,008
Frederick’s of Hollywood Group [a,b]	690,872	801,412
Hanesbrands [a]	498,200	13,859,924
Jones Apparel Group	643,171	12,233,112
Liz Claiborne [a,b]	1,517,919	11,278,138
Quiksilver [a]	1,552,200	7,341,906
Warnaco Group (The) [a]	94,079	4,488,509

		50,165,009

Consumer Electronics - 0.4%
Harman International Industries [a]	145,538	6,808,268

Food/Beverage/Tobacco - 0.1%
Smart Balance [a]	349,200	2,262,816

Home Furnishing and Appliances - 1.2%
American Woodmark	253,400	4,913,426
Furniture Brands International [a]	1,446,801	9,302,930
La-Z-Boy [a]	781,100	9,794,994

		24,011,350

Sports and Recreation - 0.3%
Steinway Musical Instruments [a]	298,700	5,624,521

Total		88,871,964

Consumer Services – 13.0%
Leisure and Entertainment - 0.8%
Cinemark Holdings	319,800	5,865,132
Orient-Express Hotels Cl. A [a]	737,800	10,462,004

		16,327,136

Media and Broadcasting - 0.2%
Ballantyne Strong [a]	626,150	3,381,210

Online Commerce - 0.3%
Alloy [a]	190,965	1,565,913
Autobytel [a]	781,311	820,376
1-800-FLOWERS.COM Cl. A [a]	1,496,027	3,755,028

		6,141,317

Restaurants and Lodgings - 2.4%
California Pizza Kitchen [a]	480,685	8,070,701
Einstein Noah Restaurant Group [a]	473,621	5,754,495
Jamba [a]	2,317,267	6,302,966
Krispy Kreme Doughnuts [a,b]	2,038,100	8,193,162
Red Robin Gourmet Burgers [a]	415,076	10,144,458
Ruby Tuesday [a]	647,900	6,848,303

		45,314,085

Retail Stores - 9.3%
bebe Stores	718,550	6,395,095
Brown Shoe	868,744	13,448,157
Coldwater Creek [a,b]	466,900	3,240,286
Collective Brands [a]	594,400	13,516,656
Conn’s [a,b]	299,442	2,344,631
Cost Plus [a,c]	1,318,838	2,729,995
dELiA*s [a,c]	2,031,584	3,514,640
Dillard’s Cl. A	662,100	15,625,560
Dress Barn (The) [a]	166,879	4,365,555
Genesco [a]	260,400	8,075,004
Group 1 Automotive [a,b]	186,090	5,928,827
Lithia Motors Cl. A [a]	1,009,050	6,457,920
MarineMax [a,c]	1,132,700	12,187,852
New York & Company [a]	1,392,714	6,671,100
Pacific Sunwear of California [a]	450,100	2,390,031
Penske Automotive Group [a]	521,956	7,526,606
Pep Boys-Manny, Moe & Jack (The)	247,800	2,490,390
Pier 1 Imports [a]	1,070,300	6,817,811
Rent-A-Center [a]	324,700	7,679,155
REX Stores [a,c]	559,400	9,062,280
Saks [a]	1,526,450	13,127,470
Talbots (The) [a,b]	571,000	7,400,160
West Marine [a]	969,782	10,522,135
Wet Seal (The) Cl. A [a]	430,900	2,051,084
Zumiez [a]	223,235	4,574,085

		178,142,485

Total		249,306,233

Financial Intermediaries – 6.5%
Banking - 3.6%
Berkshire Hills Bancorp	196,300	3,598,179
Boston Private Financial Holdings	1,081,430	7,970,139
Cascade Financial [a,b]	483,812	948,272
First BanCorp of Puerto Rico [a,b]	132,704	319,817
First Financial Holdings	144,800	2,180,688
Guaranty Bancorp [a]	778,101	1,237,181
Marshall & Ilsley	709,350	5,710,267
Middleburg Financial	140,100	2,112,708
Old National Bancorp	299,200	3,575,440
Pacific Mercantile Bancorp [a]	121,900	335,225
SPDR KBW Regional Banking ETF	265,100	6,950,922
Sterling Bancorp	531,900	5,345,595
Superior Bancorp [a,b]	198,200	628,294
SVB Financial Group [a]	168,700	7,871,542
Texas Capital Bancshares [a]	263,400	5,001,966
Umpqua Holdings	416,100	5,517,486
Valley National Bancorp	240,800	3,701,096
Washington Federal	283,900	5,768,848

		68,773,665

Insurance - 2.4%
Argo Group International Holdings	152,400	4,966,716
Fidelity National Financial Cl. A	495,500	7,343,310
MBIA [a,b]	777,300	4,873,671
Meadowbrook Insurance Group	716,000	5,656,400
Navigators Group [a]	195,400	7,685,082
NYMAGIC	130,600	2,772,638
Tower Group	317,400	7,036,758
Unitrin	212,100	5,949,405

		46,283,980

Real Estate Investment Trusts - 0.2%
RAIT Financial Trust [a]	1,151,900	2,280,762
Walter Investment Management	168,753	2,700,048

		4,980,810

Securities Brokers - 0.3%
Penson Worldwide [a,b]	562,030	5,659,642

Total		125,698,097

Financial Services – 0.8%
Diversified Financial Services - 0.2%
CIT Group [a]	92,900	3,619,384

Investment Management - 0.4%
Evercore Partners Cl. A	222,500	6,675,000
Harris & Harris Group [a]	418,500	1,929,285

		8,604,285

Other Financial Services - 0.2%
Hilltop Holdings [a]	287,800	3,381,650

Total		15,605,319

Health – 2.6%
Commercial Services - 0.6%
Kendle International [a]	254,546	4,449,464
PAREXEL International [a]	326,362	7,607,498

		12,056,962

Drugs and Biotech - 0.3%
Cambrex Corporation [a,c]	1,493,151	6,047,262

Health Services - 1.1%
Albany Molecular Research [a]	549,959	4,592,157
Brookdale Senior Living [a]	284,000	5,915,720
Kindred Healthcare [a]	160,900	2,904,245
PharMerica Corporation [a]	405,113	7,381,159

		20,793,281

Medical Products and Devices - 0.3%
AngioDynamics [a]	260,869	4,074,774
Del Global Technologies [a,b]	753,148	677,833
Digirad Corporation [a]	540,601	1,108,232

		5,860,839

Personal Care - 0.3%
Elizabeth Arden [a]	278,540	5,013,720

Total		49,772,064

Industrial Products – 21.4%
Automotive - 1.3%
ArvinMeritor [a]	880,005	11,748,067
Cooper Tire & Rubber	205,268	3,904,197
Dana Holding Corporation [a]	765,850	9,098,298

		24,750,562

Building Systems and Components - 0.3%
NCI Building Systems [a]	424,020	4,681,181
PGT [a]	1,057,009	1,913,186

		6,594,367

Construction Materials - 1.3%
Louisiana-Pacific Corporation [a]	1,544,300	13,975,915
Trex Company [a,b]	518,040	11,029,072

		25,004,987

Industrial Components - 1.9%
CTS Corporation	735,464	6,928,071
Gerber Scientific [a,c]	1,277,500	7,933,275
GrafTech International [a]	616,160	8,422,907
Hawk Corporation Cl. A [a]	106,600	2,078,700
Magnetek [a]	1,243,418	2,088,942
Mueller Water Products Cl. A	217,875	1,041,443
Planar Systems [a,c]	1,386,933	3,869,543
Zygo Corporation [a]	333,071	3,074,245

		35,437,126

Machinery - 1.8%
Astec Industries [a,b]	206,733	5,986,988
Baldor Electric	78,600	2,939,640
EnPro Industries [a]	106,300	3,091,204
Federal Signal	497,800	4,485,178
Flow International [a]	1,670,796	5,029,096
Hardinge	327,940	2,951,460
Hurco Companies [a]	237,495	3,997,041
Thermadyne Holdings [a,c]	692,271	5,074,346

		33,554,953

Metal Fabrication and Distribution - 3.9%
Carpenter Technology	360,481	13,193,604
Haynes International	329,154	11,694,842
Insteel Industries	509,300	5,444,417
Ladish Company [a]	449,374	9,059,380
NN [a]	783,750	4,310,625
Northwest Pipe [a]	293,120	6,404,672
RTI International Metals [a]	104,600	3,172,518
Timken Company (The)	447,400	13,426,474
Trinity Industries	427,250	8,527,910

		75,234,442

Miscellaneous Manufacturing - 1.1%
Barnes Group	371,200	7,219,840
Crane Company	147,400	5,232,700
Flanders Corporation [a]	524,665	1,993,727
Griffon Corporation [a]	582,327	7,255,795

		21,702,062

Paper and Packaging - 1.5%
Albany International Cl. A	497,900	10,719,787
Boise [a]	800,800	4,908,904
Graphic Packaging Holding Company [a]	1,326,200	4,787,582
Temple-Inland	385,700	7,879,851

		28,296,124

Pumps, Valves and Bearings - 0.9%
CIRCOR International	207,577	6,893,632
Gardner Denver	100,000	4,404,000
Robbins & Myers	269,800	6,426,636

		17,724,268

Specialty Chemicals and Materials - 6.5%
Aceto Corporation	748,945	4,523,628
Cytec Industries	190,213	8,890,556
Ferro Corporation [a]	1,555,700	13,674,603
H.B. Fuller Company	483,100	11,212,751
Lydall [a,c]	874,600	6,865,610
Material Sciences [a,c]	970,950	2,000,157
OM Group [a]	160,980	5,454,002
Park Electrochemical	410,142	11,787,481
PolyOne Corporation [a]	1,263,650	12,939,776
Quaker Chemical	346,400	9,390,904
Rockwood Holdings [a]	264,609	7,043,891
Solutia [a]	926,900	14,932,359
Spartech Corporation [a]	1,129,361	13,213,524
Zoltek Companies [a,b]	321,600	3,100,224

		125,029,466

Textiles - 0.9%
Dixie Group [a,c]	731,444	3,620,648
Interface Cl. A	556,100	6,439,638
Unifi [a]	1,915,318	6,971,757

		17,032,043

Total		410,360,400

Industrial Services – 8.0%
Advertising and Publishing - 2.2%
Harris Interactive [a]	1,982,219	2,398,485
Martha Stewart Living Omnimedia Cl. A [a]	1,197,950	6,684,561
McClatchy Company (The) Cl. A [a]	1,134,900	5,572,359
MDC Partners Cl. A	50,792	525,697
Media General Cl. A [a]	898,200	7,446,078
New York Times Cl. A [a,b]	447,600	4,981,788
Scholastic Corporation	321,100	8,990,800
ValueClick [a]	616,791	6,254,261

		42,854,029

Commercial Services - 2.0%
Central Garden & Pet [a]	396,689	3,915,320
Cinedigm Digital Cinema Cl. A [a]	1,096,300	1,776,006
Furmanite Corporation [a]	1,085,999	5,636,335
Hudson Highland Group [a]	508,678	2,238,183
Rentrak Corporation [a]	261,600	5,637,480
TRC Companies [a,c]	1,756,647	5,146,976
United Rentals [a]	957,840	8,984,539
Volt Information Sciences [a]	503,979	5,145,626

		38,480,465

Engineering and Construction - 1.6%
Comstock Homebuilding Cl. A [a,c]	1,150,865	1,265,952
Hovnanian Enterprises Cl. A [a,b]	1,359,532	5,913,964
iShares Dow Jones US Home Construction Index Fund	308,400	4,178,820
M.D.C. Holdings	254,300	8,801,323
Toll Brothers [a]	504,884	10,501,587

		30,661,646

Transportation and Logistics - 2.2%
AirTran Holdings [a]	1,073,800	5,454,904
Atlas Air Worldwide Holdings [a]	253,100	13,426,955
Horizon Lines Cl. A	669,319	3,641,095
JetBlue Airways [a]	812,600	4,534,308
Kansas City Southern [a]	114,200	4,130,614
Overseas Shipholding Group	254,600	9,987,958

		41,175,834

Total		153,171,974

Natural Resources – 4.0%
Energy Services - 1.5%
Allis-Chalmers Energy [a,b]	923,266	3,268,361
Matrix Service [a]	532,600	5,730,776
Newpark Resources [a]	1,601,600	8,408,400
Rowan Companies [a]	254,500	7,408,495
StealthGas [a]	841,434	4,249,242

		29,065,274

Oil and Gas - 1.5%
Goodrich Petroleum [a,b]	371,300	5,807,132
McMoRan Exploration [a,b]	273,700	4,004,231
St. Mary Land & Exploration	210,800	7,337,948
Stone Energy [a]	321,900	5,713,725
Swift Energy [a]	142,400	4,377,376

		27,240,412

Precious Metals and Mining - 1.0%
Century Aluminum [a]	951,700	13,095,392
James River Coal [a,b]	400,400	6,366,360

		19,461,752

Total		75,767,438

Technology – 28.6%
Aerospace and Defense - 2.1%
CPI Aerostructures [a]	9,510	76,746
GenCorp [a]	609,642	3,511,538
Hexcel Corporation [a]	687,500	9,927,500
Kaman Corporation	437,915	10,952,254
Mercury Computer Systems [a]	736,500	10,104,780
Moog Cl. A [a]	183,400	6,496,028

		41,068,846

Components and Systems - 4.6%
Analogic Corporation	139,037	5,941,051
Benchmark Electronics [a]	523,150	10,850,131
Cray [a]	888,568	5,286,980
Data I/O Corporation [a]	232,200	1,070,442
Dot Hill Systems [a]	2,091,361	3,116,128
Evans & Sutherland Computer [a,c]	766,730	84,340
Hypercom Corporation [a]	1,721,316	6,644,280
Intermec [a]	788,050	11,174,549
Interphase Corporation [a,c]	401,800	1,048,698
Keithley Instruments	305,000	2,013,000
KEMET Corporation [a,b]	1,368,464	1,902,165
Maxwell Technologies [a]	366,811	4,544,788
Methode Electronics	371,902	3,681,830
Network Engines [a]	953,746	1,783,505
Newport Corporation [a]	862,687	10,783,587
Perceptron [a]	382,813	1,665,237
SCM Microsystems [a]	907,420	1,724,098
SigmaTron International [a,c]	329,572	1,766,506
SMART Modular Technologies (WWH) [a]	311,800	2,403,978
Vishay Intertechnology [a]	1,117,823	11,435,329

		88,920,622

Distribution - 0.6%
Ingram Micro Cl. A [a]	646,200	11,340,810

Internet Software and Services - 1.9%
EarthLink	1,098,600	9,382,044
InfoSpace [a]	1,054,621	11,653,562
Lionbridge Technologies [a]	53,383	193,780
S1 Corporation [a]	567,700	3,349,430
Support.com [a]	1,573,600	5,145,672
WebMediaBrands [a,b]	1,292,982	1,280,052
Websense [a]	261,800	5,961,186

		36,965,726

Semiconductors and Equipment - 11.8%
Actel Corporation [a]	809,963	11,217,987
Advanced Energy Industries [a]	661,656	10,957,023
ANADIGICS [a]	1,361,030	6,614,606
AXT [a,c]	1,836,852	5,859,558
Brooks Automation [a]	1,022,400	9,017,568
BTU International [a,c]	622,455	3,803,200
Cascade Microtech [a]	369,372	1,532,894
Cirrus Logic [a]	310,866	2,608,166
Cohu	547,800	7,543,206
Fairchild Semiconductor International [a]	766,500	8,163,225
FEI Company [a]	378,600	8,673,726
Ikanos Communications [a]	1,228,321	3,684,963
International Rectifier [a]	302,702	6,931,876
Intevac [a]	478,708	6,615,745
Kulicke & Soffa Industries [a]	1,280,100	9,280,725
LeCroy Corporation [a,c]	886,536	4,406,084
LTX-Credence Corporation [a]	1,556,283	4,715,537
MEMC Electronic Materials [a]	641,500	9,834,195
Mentor Graphics [a]	1,096,100	8,790,722
Microsemi Corporation [a]	273,600	4,744,224
Nanometrics [a]	722,236	6,846,797
Novellus Systems [a]	490,601	12,265,025
Pericom Semiconductor [a]	831,092	8,900,995
PLX Technology [a]	1,281,012	6,750,933
Rudolph Technologies [a]	325,708	2,791,318
Sanmina-SCI Corporation [a]	600,000	9,900,000
Standard Microsystems [a]	333,700	7,768,536
SunPower Corporation Cl. B [a]	333,968	5,590,624
TranSwitch Corporation [a,b]	225,721	632,019
TriQuint Semiconductor [a]	900,272	6,301,904
TTM Technologies [a]	534,200	4,743,696
Ultra Clean Holdings [a]	439,800	3,747,096
Varian Semiconductor Equipment Associates [a]	191,100	6,329,232
Veeco Instruments [a,b]	82,400	3,584,400
Zoran Corporation [a]	428,739	4,613,232

		225,761,037

Software - 1.8%
Aspen Technology [a]	597,535	6,124,734
Avid Technology [a]	345,028	4,754,486
Bottomline Technologies [a]	817,198	13,753,442
Concurrent Computer [a,c]	459,787	2,643,775
Epicor Software [a]	407,885	3,899,381
NetScout Systems [a]	284,100	4,201,839

		35,377,657

Telecommunications - 5.8%
ADC Telecommunications [a]	947,645	6,927,285
Aviat Networks [a]	1,465,738	9,717,843
ClearOne Communications [a,c]	699,862	2,113,583
Finisar Corporation [a,b]	241,900	3,800,249
General Communication Cl. A [a]	1,014,005	5,850,809
Globecomm Systems [a]	584,053	4,491,368
Harmonic [a]	1,176,200	7,421,822
Loral Space & Communications [a]	277,109	9,732,068
MasTec [a]	641,100	8,084,271
Network Equipment Technologies [a,b,c]	1,835,887	10,115,737
Oplink Communications [a]	496,967	9,213,768
Opnext [a,b]	1,218,799	2,876,366
Optical Cable [a]	307,365	1,026,599
Powerwave Technologies [a,b]	1,975,150	2,468,937
Symmetricom [a]	952,904	5,555,430
Tekelec [a]	322,950	5,864,772
Tollgrade Communications [a]	623,388	3,921,111
UTStarcom [a]	2,567,102	7,162,215
Veraz Networks [a,b]	607,979	607,979
Westell Technologies Cl. A [a]	2,396,109	3,402,475

		110,354,687

Total		549,789,385

Utilities – 0.3%
Hawaiian Electric Industries	278,500	6,252,325

Total		6,252,325

Miscellaneous[d] – 3.2%
Total		61,933,956

TOTAL COMMON STOCKS
(Cost $1,666,851,479)		1,786,529,155

	PRINCIPAL
	AMOUNT
CORPORATE BONDS – 0.1%
ADC Telecommunications 3.50% Conv. Sub. Note due 7/15/15	$544,000	444,040
Powerwave Technologies 3.875% Conv. Sub. Note due 10/1/27	875,000	614,687

TOTAL CORPORATE BONDS
(Cost $666,923)		1,058,727

REPURCHASE AGREEMENT – 6.8%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $131,645,018 (collateralized by obligations of various U.S. Government Agencies, 0.95% due 11/9/10-11/30/10, valued at $134,938,938) (Cost $131,645,000)		131,645,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.5%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.0150%) (Cost $47,269,152)		47,269,152

TOTAL INVESTMENTS – 102.4%
(Cost $1,846,432,554)		1,966,502,034

LIABILITIES LESS CASH AND OTHER ASSETS – (2.4)%		(45,321,183)

NET ASSETS – 100.0%		$1,921,180,851

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 80.8%

Consumer Products – 14.3%
Apparel, Shoes and Accessories - 3.9%
Deckers Outdoor [a]	134,800	$18,602,400
K-Swiss Cl. A [a]	713,702	7,465,323
Movado Group [a]	1,107,500	12,492,600
Volcom [a]	443,800	8,662,976
Wolverine World Wide	418,000	12,188,880

		59,412,179

Food/Beverage/Tobacco - 4.0%
J & J Snack Foods	213,733	9,290,974
Lancaster Colony	642,800	37,899,488
National Beverage	1,240,577	13,795,216

		60,985,678

Home Furnishing and Appliances - 5.5%
Hooker Furniture [c]	615,000	9,889,200
National Presto Industries [c]	499,500	59,395,545
Universal Electronics [a]	657,800	14,695,252

		83,979,997

Sports and Recreation - 0.9%
Hasbro	348,700	13,348,236

Total		217,726,090

Consumer Services – 8.6%
Leisure and Entertainment - 0.3%
Bowl America Cl. A [c]	305,987	3,977,831

Restaurants and Lodgings - 0.7%
Frisch’s Restaurants [c]	507,500	11,215,750

Retail Stores - 7.6%
American Eagle Outfitters	1,168,500	21,640,620
Arden Group Cl. A	118,500	12,594,180
Bed Bath & Beyond [a]	131,900	5,771,944
Buckle (The)	374,800	13,777,648
Gymboree Corporation [a]	635,815	32,827,129
PetSmart	587,000	18,760,520
Tiffany & Co.	200,200	9,507,498

		114,879,539

Total		130,073,120

Financial Services – 0.7%
Information and Processing - 0.7%
Interactive Data	348,038	11,137,216

Total		11,137,216

Health – 9.1%
Commercial Services - 0.8%
Owens & Minor	248,400	11,523,276

Drugs and Biotech - 0.9%
Genoptix [a]	385,000	13,663,650

Health Services - 1.0%
Pharmaceutical Product Development	496,000	11,780,000
Psychemedics Corporation [c]	460,000	3,519,000

		15,299,000

Medical Products and Devices - 6.4%
Atrion Corporation [c]	134,392	19,223,432
Bio-Rad Laboratories Cl. A [a]	337,158	34,902,596
Mesa Laboratories [c]	296,121	7,583,659
Schein (Henry) [a]	249,500	14,695,550
STERIS Corporation	456,500	15,365,790
Utah Medical Products [c]	186,580	5,248,495

		97,019,522

Total		137,505,448

Industrial Products – 25.1%
Automotive - 1.4%
Dorman Products [a,c]	1,147,000	21,781,530

Construction Materials - 0.1%
Monarch Cement	65,818	1,941,631

Industrial Components - 3.3%
Hubbell Cl. B	757,800	38,215,854
Powell Industries [a]	354,779	11,540,961

		49,756,815

Machinery - 6.1%
Ampco-Pittsburgh [c]	600,000	14,892,000
Hurco Companies [a,c]	350,500	5,898,915
K-Tron International [a]	133,700	20,050,989
Nordson Corporation	130,500	8,863,560
Regal-Beloit	312,400	18,559,684
Rofin-Sinar Technologies [a]	493,600	11,165,232
Wabtec Corporation	317,000	13,352,040

		92,782,420

Metal Fabrication and Distribution - 3.2%
Carpenter Technology	354,700	12,982,020
Central Steel & Wire	2,500	1,687,500
Foster (L.B.) Company Cl. A [a,c]	818,011	23,632,338
Insteel Industries [c]	936,000	10,005,840

		48,307,698

Miscellaneous Manufacturing - 2.4%
Carlisle Companies	472,400	17,998,440
Met-Pro Corporation	707,000	6,928,600
Standex International	477,000	12,292,290

		37,219,330

Paper and Packaging - 1.6%
Clearwater Paper [a]	479,200	23,600,600

Pumps, Valves and Bearings - 0.7%
Kaydon Corporation	280,200	10,535,520

Specialty Chemicals and Materials - 6.3%
Hawkins	371,800	8,997,560
Lubrizol Corporation (The)	414,500	38,017,940
Park Electrochemical [c]	1,049,100	30,151,134
Schulman (A.)	743,500	18,193,445

		95,360,079

Total		381,285,623

Industrial Services – 9.6%
Advertising and Publishing - 1.3%
Meredith Corporation	594,800	20,467,068

Commercial Services - 3.1%
Cintas Corporation	514,500	14,452,305
Towers Watson & Company Cl. A	411,000	19,522,500
UniFirst Corporation	258,600	13,317,900

		47,292,705

Engineering and Construction - 1.6%
Baker (Michael) [a,c]	471,000	16,240,080
Comfort Systems USA	606,000	7,568,940

		23,809,020

Industrial Distribution - 2.7%
Applied Industrial Technologies	654,000	16,251,900
Lawson Products [c]	546,728	8,457,882
Watsco	287,800	16,370,064

		41,079,846

Printing - 0.9%
CSS Industries [c]	685,000	13,768,500

Total		146,417,139

Natural Resources – 1.3%
Energy Services - 1.3%
Lufkin Industries	153,400	12,141,610
RPC	599,849	6,676,319

Total		18,817,929

Technology – 10.0%
Components and Systems - 4.6%
AVX Corporation	2,264,254	32,152,407
Rimage Corporation [a]	298,500	4,316,310
Thomas & Betts [a]	672,300	26,381,052
Zebra Technologies Cl. A [a]	227,800	6,742,880

		69,592,649

Internet Software and Services - 0.9%
Computer Services	343,122	14,068,002

IT Services - 1.4%
Sykes Enterprises [a]	651,500	14,880,260
Virtusa Corporation [a]	543,588	5,604,392

		20,484,652

Software - 0.3%
Versant Corporation [a,c]	342,000	5,157,360

Telecommunications - 2.8%
NeuStar Cl. A [a]	415,100	10,460,520
Plantronics	637,200	19,931,616
Tekelec [a]	687,200	12,479,552

		42,871,688

Total		152,174,351

Miscellaneous[d] – 2.1%
Total		32,111,327

TOTAL COMMON STOCKS
(Cost $921,647,446)		1,227,248,243

REPURCHASE AGREEMENT – 19.7%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $299,255,042 (collateralized by obligations of various U.S. Government Agencies, 0.42% due 9/21/10-9/30/10, valued at $306,737,150)

(Cost $299,255,000)		299,255,000

TOTAL INVESTMENTS – 100.5%
(Cost $1,220,902,446)		1,526,503,243

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(6,934,374)

NET ASSETS – 100.0%		$1,519,568,869

SCHEDULE OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.9%

Consumer Products – 6.3%
Apparel, Shoes and Accessories - 3.3%
Coach	596,095	$23,557,674
Fossil [a]	714,904	26,980,477

		50,538,151

Health, Beauty and Nutrition - 2.1%
NBTY [a]	688,782	33,047,761

Sports and Recreation - 0.9%
Thor Industries	472,000	14,259,120

Total		97,845,032

Consumer Services – 11.5%
Leisure and Entertainment - 1.0%
International Speedway Cl. A	602,995	15,539,181

Retail Stores - 10.5%
American Eagle Outfitters	1,330,848	24,647,305
Buckle (The) [b]	1,203,583	44,243,711
Dress Barn (The) [a]	1,370,580	35,854,373
Family Dollar Stores	808,595	29,602,663
GameStop Corporation Cl. A [a]	1,375,400	30,135,014

		164,483,066

Total		180,022,247

Financial Intermediaries – 12.6%
Insurance - 10.1%
Allied World Assurance Company Holdings	524,922	23,542,752
Arch Capital Group [a]	354,735	27,048,544
Aspen Insurance Holdings	837,100	24,141,964
Max Capital Group	707,197	16,258,459
PartnerRe	513,005	40,896,758
Validus Holdings	964,329	26,547,977

		158,436,454

Securities Brokers - 2.4%
Knight Capital Group Cl. A [a]	2,448,522	37,339,961

Securities Exchanges - 0.1%
TMX Group	50,000	1,472,948

Total		197,249,363

Financial Services – 3.5%
Investment Management - 3.5%
Federated Investors Cl. B	1,686,211	44,482,246
Partners Group Holding	68,990	9,768,785

Total		54,251,031

Health – 6.1%
Commercial Services - 1.0%
Chemed Corporation	288,749	15,702,171

Health Services - 3.9%
Gentiva Health Services [a]	821,039	23,218,983
LHC Group [a]	643,082	21,562,539
Pharmaceutical Product Development	709,321	16,846,374

		61,627,896

Medical Products and Devices - 1.2%
Patterson Companies	575,729	17,876,385

Total		95,206,452

Industrial Products – 12.7%
Building Systems and Components - 0.9%
Simpson Manufacturing	492,200	13,663,472

Industrial Components - 1.1%
GrafTech International [a]	1,220,087	16,678,589

Machinery - 2.0%
Lincoln Electric Holdings	466,535	25,346,847
Rofin-Sinar Technologies [a]	292,686	6,620,557

		31,967,404

Metal Fabrication and Distribution - 6.0%
Reliance Steel & Aluminum	907,600	44,681,148
Schnitzer Steel Industries Cl. A	555,200	29,164,656
Sims Metal Management ADR	1,033,038	20,288,867

		94,134,671

Pumps, Valves and Bearings - 2.7%
Gardner Denver	461,291	20,315,256
Pfeiffer Vacuum Technology	281,000	21,443,602

		41,758,858

Total		198,202,994

Industrial Services – 10.6%
Commercial Services - 4.4%
FTI Consulting [a]	123,467	4,854,723
ManTech International Cl. A [a]	775,616	37,873,329
MAXIMUS	434,902	26,498,579

		69,226,631

Engineering and Construction - 1.5%
Jacobs Engineering Group [a]	527,500	23,837,725

Food, Tobacco and Agriculture - 1.8%
Hormel Foods	656,344	27,573,011

Industrial Distribution - 0.1%
Applied Industrial Technologies	89,053	2,212,967

Transportation and Logistics - 2.8%
Kirby Corporation [a]	498,949	19,034,904
Tidewater	522,869	24,716,018

		43,750,922

Total		166,601,256

Natural Resources – 23.1%
Energy Services - 10.3%
Ensign Energy Services	1,132,700	16,394,122
Helmerich & Payne	555,800	21,164,864
Major Drilling Group International	808,100	20,368,592
Oil States International [a]	497,185	22,542,368
Rowan Companies [a]	834,213	24,283,940
Tesco Corporation [a]	578,700	6,753,429
Trican Well Service	1,136,800	14,707,382
Unit Corporation [a]	845,475	35,746,683

		161,961,380

Oil and Gas - 2.3%
Cimarex Energy	140,992	8,372,105
Energen Corporation	581,666	27,064,919

		35,437,024

Precious Metals and Mining - 9.7%
Agnico-Eagle Mines	197,600	11,000,392
Fresnillo	1,281,700	16,493,418
Gammon Gold [a]	2,091,200	15,035,728
Ivanhoe Mines [a]	1,105,800	19,251,978
Pan American Silver	1,175,430	27,211,204
Red Back Mining [a]	1,040,900	21,265,864
Seabridge Gold [a]	800,900	19,509,924
Silver Standard Resources [a]	1,260,601	22,426,092

		152,194,600

Real Estate - 0.8%
PICO Holdings [a]	347,222	12,913,186

Total		362,506,190

Technology – 8.1%
Components and Systems - 0.2%
Teradata Corporation [a]	118,400	3,420,576

IT Services - 1.6%
Total System Services	1,644,100	25,746,606

Semiconductors and Equipment - 3.9%
Cabot Microelectronics [a]	298,609	11,296,378
Lam Research [a]	468,200	17,473,224
MKS Instruments [a]	777,200	15,225,348
Novellus Systems [a]	701,131	17,528,275

		61,523,225

Telecommunications - 2.4%
Comtech Telecommunications [a]	1,150,615	36,808,174

Total		127,498,581

Miscellaneous[d] – 2.4%
Total		38,109,839

TOTAL COMMON STOCKS
(Cost $1,330,329,438)		1,517,492,985

REPURCHASE AGREEMENT – 2.6%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $40,417,006 (collateralized by obligations of various U.S. Government Agencies, due 10/26/10, valued at $41,428,150)
(Cost $40,417,000)		40,417,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $4,266,996)		4,266,996

TOTAL INVESTMENTS – 99.7%
(Cost $1,375,013,434)		1,562,176,981

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		4,216,082

NET ASSETS – 100.0%		$1,566,393,063

SCHEDULE OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Consumer Products – 5.5%
Apparel, Shoes and Accessories - 2.9%
Coach	1,180,500	$46,653,360
Gildan Activewear [a]	1,872,800	49,235,912

		95,889,272

Food/Beverage/Tobacco - 0.9%
Heckmann Corporation [a,b]	2,350,000	13,630,000
Heckmann Corporation (Warrants) [a]	2,000,000	1,540,000
Lance	563,000	13,022,190

		28,192,190

Health, Beauty and Nutrition - 1.4%
Inter Parfums	1,205,304	17,862,605
NutriSystem [c]	1,683,874	29,989,796

		47,852,401

Other Consumer Products - 0.3%
Shamir Optical Industry [c]	1,023,119	9,954,948

Total		181,888,811

Consumer Services – 7.6%
Leisure and Entertainment - 1.0%
DreamWorks Animation SKG Cl. A [a]	855,548	33,700,036

Online Commerce - 1.2%
Liquidity Services [a,c]	1,748,723	20,180,263
LoopNet [a]	1,676,200	18,840,488

		39,020,751

Restaurants and Lodgings - 0.5%
Chipotle Mexican Grill [a,b]	113,000	12,731,710
Cosi [a,b,c]	4,975,812	4,403,594

		17,135,304

Retail Stores - 4.9%
A.C. Moore Arts & Crafts [a,c]	1,456,451	4,267,401
Casual Male Retail Group [a,c]	4,088,734	15,762,069
Christopher & Banks [c]	2,253,900	18,031,200
Jos. A. Bank Clothiers [a,b]	50,000	2,732,500
Men’s Wearhouse (The)	1,437,973	34,425,074
Monro Muffler Brake	623,572	22,298,935
O’Reilly Automotive [a]	931,000	38,832,010
Tractor Supply	445,900	25,884,495

		162,233,684

Total		252,089,775

Financial Intermediaries – 14.9%
Banking - 8.0%
Bancorp (The) [a,c]	1,317,170	11,722,813
Berkshire Hills Bancorp [c]	1,088,300	19,948,539
Enterprise Financial Services	599,800	6,633,788
Fifth Third Bancorp	3,400,000	46,206,000
Marshall & Ilsley	7,264,000	58,475,200
Northern Trust	643,000	35,532,180
SVB Financial Group [a]	450,000	20,997,000
Synovus Financial	6,357,000	20,914,530
Umpqua Holdings	1,162,300	15,412,098
Zions Bancorporation	1,304,000	28,453,280

		264,295,428

Insurance - 3.3%
Berkley (W.R.)	557,100	14,534,739
CNA Surety [a]	220,862	3,929,135
Hanover Insurance Group	727,200	31,713,192
PartnerRe	286,000	22,799,920
Validus Holdings	502,031	13,820,913
White Mountains Insurance Group	64,000	22,720,000

		109,517,899

Securities Brokers - 3.3%
KBW [a]	453,900	12,209,910
Knight Capital Group Cl. A [a]	2,942,700	44,876,175
Raymond James Financial	1,468,000	39,254,320
TradeStation Group [a,c]	2,190,000	15,351,900

		111,692,305

Securities Exchanges - 0.3%
MarketAxess Holdings	596,982	9,390,527

Total		494,896,159

Financial Services – 2.7%
Diversified Financial Services - 0.6%
Duff & Phelps Cl. A	1,245,500	20,849,670

Information and Processing - 0.5%
Morningstar [a]	315,701	15,182,061
SEI Investments	50,000	1,098,500

		16,280,561

Insurance Brokers - 0.8%
Brown & Brown	1,435,100	25,716,992

Investment Management - 0.5%
T. Rowe Price Group	225,600	12,392,208
U.S. Global Investors Cl. A	500,000	4,945,000

		17,337,208

Other Financial Services - 0.3%
Kennedy-Wilson Holdings [a]	900,000	9,135,000

Total		89,319,431

Health – 5.6%
Commercial Services - 1.3%
Affymetrix [a]	3,260,464	23,931,806
Genomic Health [a,b]	1,038,469	18,266,670

		42,198,476

Drugs and Biotech - 2.9%
Cypress Bioscience [a,c]	2,259,200	11,070,080
Dyax Corporation [a]	3,188,554	10,872,969
Eurand [a]	1,501,773	16,940,000
Exelixis [a]	1,187,400	7,207,518
Forest Laboratories [a]	800,000	25,088,000
Rigel Pharmaceuticals [a]	850,000	6,774,500
Theratechnologies [a,c]	3,394,600	16,978,849

		94,931,916

Medical Products and Devices - 1.4%
Caliper Life Sciences [a,c]	2,990,500	11,812,475
Cerus Corporation [a,c]	2,884,500	8,047,755
HealthTronics [a,c]	2,518,718	9,017,010
Zimmer Holdings [a]	298,000	17,641,600

		46,518,840

Total		183,649,232

Industrial Products – 10.0%
Industrial Components - 1.7%
CLARCOR	710,300	24,498,247
FARO Technologies [a,c]	1,304,800	33,598,600

		58,096,847

Machinery - 2.6%
Astec Industries [a]	760,900	22,035,664
Duoyuan Global Water ADR [a,b]	584,600	16,234,342
Rofin-Sinar Technologies [a]	953,740	21,573,599
Tennant Company [c]	944,602	25,872,648

		85,716,253

Metal Fabrication and Distribution - 3.1%
Horsehead Holding Corporation [a]	1,651,353	19,552,020
Kennametal	2,009,300	56,501,516
Sims Metal Management	506,712	10,071,560
Sims Metal Management ADR	875,125	17,187,455

		103,312,551

Miscellaneous Manufacturing - 2.1%
Smith (A.O.) Corporation	577,600	30,364,432
Valmont Industries	470,000	38,930,100

		69,294,532

Specialty Chemicals and Materials - 0.5%
Symyx Technologies [a,c]	3,444,577	15,466,151

Total		331,886,334

Industrial Services – 11.9%
Commercial Services - 4.0%
Cintas Corporation	1,378,700	38,727,683
Copart [a]	373,637	13,301,477
Resources Connection [a]	628,900	12,056,013
Ritchie Bros. Auctioneers	1,125,600	24,234,168
Robert Half International	655,800	19,955,994
TrueBlue [a]	738,488	11,446,564
UniFirst Corporation	284,400	14,646,600

		134,368,499

Food, Tobacco and Agriculture - 1.1%
Intrepid Potash [a]	450,000	13,648,500
Sanderson Farms	410,671	22,016,072

		35,664,572

Industrial Distribution - 3.7%
Grainger (W.W.)	525,600	56,827,872
MSC Industrial Direct Cl. A	736,300	37,345,136
Watsco	511,100	29,071,368

		123,244,376

Transportation and Logistics - 3.1%
Celadon Group [a,c]	1,893,600	26,396,784
Heartland Express	1,035,000	17,077,500
Kirby Corporation [a]	300,000	11,445,000
Knight Transportation	450,100	9,492,609
Universal Truckload Services [a]	593,322	10,430,601
Werner Enterprises	1,166,700	27,032,439

		101,874,933

Total		395,152,380

Natural Resources – 15.0%
Energy Services - 4.3%
Calfrac Well Services	507,600	10,595,304
Clean Energy Fuels [a,b]	639,000	14,556,420
Ensign Energy Services	1,731,700	25,063,742
Pason Systems	1,491,000	16,779,530
Patterson-UTI Energy	797,000	11,134,090
Tesco Corporation [a]	757,700	8,842,359
Trican Well Service	1,553,800	20,102,331
Unit Corporation [a]	875,400	37,011,912

		144,085,688

Oil and Gas - 2.5%
Bill Barrett [a]	818,200	25,126,922
BPZ Resources [a,b]	1,250,000	9,187,500
Comstock Resources [a]	650,000	20,670,000
Energy Partners [a,c]	2,289,108	27,881,335

		82,865,757

Precious Metals and Mining - 7.4%
Agnico-Eagle Mines	576,100	32,071,487
Alamos Gold [a]	2,881,600	38,500,775
Allied Nevada Gold [a]	2,315,000	38,359,550
Fronteer Development Group [a]	3,891,000	20,038,650
Gabriel Resources [a,b]	4,667,600	19,347,803
Gammon Gold [a]	3,476,200	24,993,878
Hecla Mining [a]	349,900	1,913,953
Ivanhoe Mines [a]	1,240,900	21,604,069
Seabridge Gold [a]	650,500	15,846,180
Silver Standard Resources [a]	1,747,900	31,095,141

		243,771,486

Real Estate - 0.8%
PICO Holdings [a]	687,222	25,557,786

Total		496,280,717

Technology – 19.9%
Aerospace and Defense - 0.9%
Mercury Computer Systems [a,c]	2,198,749	30,166,836

Components and Systems - 5.7%
Brocade Communications Systems [a]	5,250,000	29,977,500
Checkpoint Systems [a]	864,700	19,127,164
Infinera Corporation [a,b]	2,625,000	22,365,000
Intermec [a]	1,359,000	19,270,620
Littelfuse [a,c]	1,573,495	59,808,545
RADVision [a]	534,900	3,664,065
Trimble Navigation [a]	1,231,000	35,354,320

		189,567,214

IT Services - 1.5%
SRA International Cl. A [a]	2,379,100	49,461,489

Semiconductors and Equipment - 8.0%
Electro Scientific Industries [a]	1,131,100	14,489,391
Exar Corporation [a,c]	2,221,464	15,661,321
FormFactor [a,b]	1,461,756	25,960,787
GSI Group [a,b,c]	2,538,394	5,026,020
International Rectifier [a]	1,753,048	40,144,799
IPG Photonics [a]	1,910,899	28,281,305
Micrel	2,869,975	30,593,934
Microsemi Corporation [a]	1,329,000	23,044,860
MKS Instruments [a]	612,900	12,006,711
NVIDIA Corporation [a]	1,404,000	24,401,520
Supertex [a,c]	832,053	21,292,236
Tessera Technologies [a]	1,171,998	23,768,119

		264,671,003

Software - 1.1%
Avid Technology [a,c]	2,342,672	32,282,020
Intermap Technologies [a]	2,308,700	3,409,689

		35,691,709

Telecommunications - 2.7%
ADTRAN	927,500	24,439,625
Comverse Technology [a]	2,898,400	24,027,736
Digi International [a,c]	1,263,800	13,446,832
Polycom [a]	900,000	27,522,000

		89,436,193

Total		658,994,444

Miscellaneous[d] – 2.3%
Total		77,211,395

TOTAL COMMON STOCKS
(Cost $3,051,403,908)		3,161,368,678

REPURCHASE AGREEMENT – 4.4%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $147,028,020 (collateralized by obligations of various U.S. Government Agencies, due 11/9/10, valued at $150,706,381)

(Cost $147,028,000)		147,028,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.0150%)
(Cost $34,681,544)		34,681,544

TOTAL INVESTMENTS – 100.9%
(Cost $3,233,113,452)		3,343,078,222

LIABILITIES LESS CASH AND OTHER ASSETS – (0.9)%		(29,961,344)

NET ASSETS – 100.0%		$3,313,116,878

SCHEDULE OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.2%

Consumer Products – 4.9%
Apparel, Shoes and Accessories - 1.9%
Columbia Sportswear	50,300	$2,642,259
Warnaco Group (The) [a]	66,500	3,172,715

		5,814,974

Food/Beverage/Tobacco - 1.0%
Cal-Maine Foods	84,190	2,853,199

Home Furnishing and Appliances - 2.0%
Ethan Allen Interiors	164,100	3,385,383
Mohawk Industries [a]	45,300	2,463,414

		5,848,797

Total		14,516,970

Consumer Services – 1.5%
Retail Stores - 1.5%
Dress Barn (The) [a]	108,500	2,838,360
Tiffany & Co.	35,400	1,681,146

Total		4,519,506

Financial Intermediaries – 5.9%
Insurance - 2.4%
Berkley (W.R.)	110,100	2,872,509
Markel Corporation [a]	4,800	1,798,368
Validus Holdings	88,000	2,422,640

		7,093,517

Securities Brokers - 3.5%
Cowen Group Cl. A [a]	396,580	2,244,643
Interactive Brokers Group Cl. A [a]	143,200	2,312,680
Knight Capital Group Cl. A [a]	191,300	2,917,325
Lazard Cl. A	81,800	2,920,260

		10,394,908

Total		17,488,425

Financial Services – 10.8%
Information and Processing - 3.8%
Interactive Data	80,300	2,569,600
Morningstar [a]	59,772	2,874,435
MSCI Cl. A [a]	43,100	1,555,910
SEI Investments	199,500	4,383,015

		11,382,960

Insurance Brokers - 1.1%
Brown & Brown	181,900	3,259,648

Investment Management - 5.9%
Affiliated Managers Group [a]	24,397	1,927,363
AllianceBernstein Holding L.P.	70,100	2,149,266
Artio Global Investors Cl. A	95,832	2,370,884
Cohen & Steers	109,800	2,740,608
Evercore Partners Cl. A	40,500	1,215,000
Federated Investors Cl. B	102,900	2,714,502
Waddell & Reed Financial Cl. A	55,900	2,014,636
Westwood Holdings Group	67,130	2,470,384

		17,602,643

Total		32,245,251

Health – 1.2%
Health Services - 1.2%
Advisory Board (The) [a]	38,900	1,225,350
ICON ADR [a]	94,200	2,486,880

Total		3,712,230

Industrial Products – 15.5%
Building Systems and Components - 2.3%
Armstrong World Industries [a]	56,600	2,055,146
Drew Industries [a]	93,956	2,068,911
Simpson Manufacturing	100,000	2,776,000

		6,900,057

Industrial Components - 4.3%
CLARCOR	69,200	2,386,708
FARO Technologies [a]	92,387	2,378,965
GrafTech International [a]	307,400	4,202,158
PerkinElmer	156,400	3,737,960

		12,705,791

Machinery - 2.0%
Rofin-Sinar Technologies [a]	143,900	3,255,018
Wabtec Corporation	64,000	2,695,680

		5,950,698

Metal Fabrication and Distribution - 4.2%
Kennametal	106,900	3,006,028
Reliance Steel & Aluminum	74,000	3,643,020
Sims Metal Management ADR	198,600	3,900,504
Steel Dynamics	110,000	1,921,700

		12,471,252

Miscellaneous Manufacturing - 0.6%
AZZ	54,200	1,834,670

Paper and Packaging - 1.2%
Greif Cl. A	64,200	3,525,864

Pumps, Valves and Bearings - 0.9%
Gardner Denver	62,800	2,765,712

Total		46,154,044

Industrial Services – 22.9%
Commercial Services - 10.9%
Brink’s Company (The)	87,115	2,459,257
Cintas Corporation	90,300	2,536,527
Copart [a]	69,700	2,481,320
Corinthian Colleges [a]	159,400	2,803,846
Corporate Executive Board	46,700	1,241,753
CRA International [a]	70,213	1,609,282
Gartner [a]	145,000	3,224,800
Hewitt Associates Cl. A [a]	80,400	3,198,312
ITT Educational Services [a]	21,311	2,397,061
Manpower	49,766	2,842,634
MAXIMUS	32,800	1,998,504
Quanta Services [a]	50,000	958,000
Universal Technical Institute [a]	112,100	2,558,122
Verisk Analytics Cl. A [a]	80,600	2,272,920

		32,582,338

Engineering and Construction - 2.3%
EMCOR Group [a]	109,500	2,696,985
KBR	131,600	2,916,256
NVR [a]	1,700	1,235,050

		6,848,291

Food, Tobacco and Agriculture - 2.4%
Intrepid Potash [a]	117,000	3,548,610
Sanderson Farms	66,200	3,548,982

		7,097,592

Industrial Distribution - 1.6%
Applied Industrial Technologies	101,300	2,517,305
MSC Industrial Direct Cl. A	47,500	2,409,200

		4,926,505

Transportation and Logistics - 5.7%
Arkansas Best	75,900	2,267,892
Expeditors International of Washington	87,300	3,223,116
Forward Air	89,500	2,353,850
Kirby Corporation [a]	58,500	2,231,775
Landstar System	79,300	3,329,014
Patriot Transportation Holding [a]	20,227	1,708,777
UTI Worldwide	124,900	1,913,468

		17,027,892

Total		68,482,618

Natural Resources – 13.1%
Energy Services - 10.2%
CARBO Ceramics	16,000	997,440
Ensign Energy Services	196,500	2,844,041
Helmerich & Payne	79,300	3,019,744
Major Drilling Group International	114,500	2,886,034
Oil States International [a]	89,400	4,053,396
Pason Systems	302,800	3,407,674
SEACOR Holdings [a]	43,500	3,508,710
ShawCor Cl. A	127,900	3,543,648
Trican Well Service	237,700	3,075,250
Unit Corporation [a]	73,200	3,094,896

		30,430,833

Precious Metals and Mining - 2.9%
Cliffs Natural Resources	48,500	3,441,075
Fresnillo	200,000	2,573,678
Randgold Resources ADR	34,000	2,612,220

		8,626,973

Total		39,057,806

Technology – 12.4%
Aerospace and Defense - 1.0%
HEICO Corporation Cl. A	75,900	3,011,712

Components and Systems - 3.1%
Diebold	79,800	2,534,448
Dionex Corporation [a]	43,000	3,215,540
Plexus Corporation [a]	58,400	2,104,152
Teradata Corporation [a]	46,200	1,334,718

		9,188,858

IT Services - 3.0%
Sapient Corporation	327,900	2,997,006
SRA International Cl. A [a]	174,175	3,621,098
Total System Services	153,600	2,405,376

		9,023,480

Semiconductors and Equipment - 1.0%
Coherent [a]	93,700	2,994,652

Software - 2.4%
Blackbaud	49,100	1,236,829
Blackboard [a]	50,000	2,083,000
National Instruments	111,800	3,728,530

		7,048,359

Telecommunications - 1.9%
ADTRAN	127,800	3,367,530
Comtech Telecommunications [a]	70,000	2,239,300

		5,606,830

Total		36,873,891

TOTAL COMMON STOCKS
(Cost $217,669,708)		263,050,741

REPURCHASE AGREEMENT – 9.6%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $28,823,004 (collateralized by obligations of various U.S. Government Agencies, 0.95% due 11/30/10, valued at $29,544,938)

(Cost $28,823,000)		28,823,000

TOTAL INVESTMENTS – 97.8%
(Cost $246,492,708)		291,873,741

CASH AND OTHER ASSETS LESS LIABILITIES – 2.2%		6,480,173

NET ASSETS – 100.0%		$298,353,914

SCHEDULE OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.4%

Consumer Products – 6.5%
Apparel, Shoes and Accessories - 0.9%
Barry (R.G.)	2,700	$27,540

Food/Beverage/Tobacco - 0.8%
Schiff Nutrition International Cl. A	3,100	25,358

Health, Beauty and Nutrition - 1.1%
NutriSystem	1,800	32,058

Home Furnishing and Appliances - 1.0%
Hooker Furniture	1,800	28,944

Household Products/Wares - 0.9%
Blyth	900	28,125

Sports and Recreation - 1.8%
JAKKS Pacific [a]	2,200	28,710
Sturm, Ruger & Company	2,200	26,378

		55,088

Total		197,113

Consumer Services – 3.7%
Online Commerce - 1.0%
Systemax	1,400	30,436

Restaurants and Lodgings - 1.8%
Caribou Coffee [a]	3,900	25,818
Papa John’s International [a]	1,100	28,281

		54,099

Retail Stores - 0.9%
QKL Stores [a]	4,300	27,735

Total		112,270

Financial Intermediaries – 5.5%
Insurance - 5.5%
American Safety Insurance Holdings [a]	1,700	28,203
Amerisafe [a]	1,700	27,829
First Mercury Financial	1,800	23,454
Hallmark Financial Services [a]	3,020	27,180
Meadowbrook Insurance Group	3,899	30,802
SeaBright Insurance Holdings	2,800	30,828

Total		168,296

Health – 12.1%
Commercial Services - 1.0%
AMN Healthcare Services [a]	3,400	29,920

Drugs and Biotech - 1.7%
Harvard Bioscience [a]	6,999	27,086
Hi-Tech Pharmacal [a]	1,100	24,354

		51,440

Health Services - 2.0%
Metropolitan Health Networks [a]	9,148	29,548
Molina Healthcare [a]	1,200	30,204

		59,752

Medical Products and Devices - 7.4%
Atrion Corporation	200	28,608
HealthTronics [a]	8,200	29,356
ICU Medical [a]	800	27,560
Kensey Nash [a]	1,267	29,888
Medical Action Industries [a]	2,200	26,994
Quidel Corporation [a]	2,100	30,534
Symmetry Medical [a]	3,000	30,120
Utah Medical Products	813	22,870

		225,930

Total		367,042

Industrial Products – 16.2%
Automotive - 2.4%
Miller Industries	1,700	21,131
Spartan Motors	4,600	25,760
Standard Motor Products	2,700	26,784

		73,675

Building Systems and Components - 0.9%
Apogee Enterprises	1,800	28,458

Industrial Components - 4.6%
Bel Fuse Cl. B	1,200	24,180
CTS Corporation	3,400	32,028
Gerber Scientific [a]	4,114	25,548
Graham Corporation	1,600	28,784
Powell Industries [a]	900	29,277

		139,817

Machinery - 0.9%
FreightCar America	1,100	26,576

Metal Fabrication and Distribution - 1.8%
Encore Wire	1,300	27,040
Foster (L.B.) Company Cl. A [a]	900	26,001

		53,041

Miscellaneous Manufacturing - 0.9%
AZZ	800	27,080

Paper and Packaging - 1.0%
KapStone Paper and Packaging [a]	2,600	30,862

Specialty Chemicals and Materials - 3.7%
Aceto Corporation	4,600	27,784
Innophos Holdings	1,100	30,690
Schulman (A.)	1,100	26,917
Stepan Company	500	27,945

		113,336

Total		492,845

Industrial Services – 7.8%
Commercial Services - 3.0%
ATC Technology [a]	1,200	20,592
GP Strategies [a]	3,100	25,916
ICF International [a]	1,100	27,324
Innodata Isogen [a]	4,100	16,605

		90,437

Engineering and Construction - 2.8%
Baker (Michael) [a]	800	27,584
Comfort Systems USA	2,400	29,976
Dycom Industries [a]	3,200	28,064

		85,624

Printing - 2.0%
CSS Industries	1,581	31,778
Ennis	1,700	27,659

		59,437

Total		235,498

Natural Resources – 5.5%
Oil and Gas - 3.3%
China Integrated Energy [a]	3,200	33,536
TransGlobe Energy [a]	6,500	37,700
VAALCO Energy [a]	6,000	29,640

		100,876

Precious Metals and Mining - 2.2%
International Coal Group [a]	6,800	31,076
L&L Energy [a]	2,900	35,612

		66,688

Total		167,564

Technology – 27.2%
Aerospace and Defense - 4.4%
Ducommun	1,400	29,414
Dynamics Research [a]	2,300	25,921
Force Protection [a]	4,500	27,090
Kaman Corporation	1,200	30,012
LaBarge [a]	2,100	23,205

		135,642

Components and Systems - 7.1%
China Security & Surveillance Technology [a]	3,400	26,146
Cray [a]	4,600	27,370
DDi Corporation [a]	5,000	28,350
Multi-Fineline Electronix [a]	1,200	30,912
Nam Tai Electronics [a]	4,398	21,990
RadiSys Corporation [a]	3,100	27,776
Rimage Corporation [a]	1,700	24,582
Super Micro Computer [a]	1,700	29,376

		216,502

Internet Software and Services - 3.7%
ePlus [a]	1,600	28,080
GigaMedia [a]	8,200	26,158
United Online	4,000	29,920
VASCO Data Security International [a]	3,500	28,875

		113,033

IT Services - 2.6%
CIBER [a]	6,700	25,058
Computer Task Group [a]	3,300	23,925
iGATE Corporation	3,000	29,190

		78,173

Semiconductors and Equipment - 3.5%
GSI Technology [a]	5,400	25,164
Image Sensing Systems [a]	1,537	20,089
Integrated Silicon Solution [a]	3,200	33,760
TTM Technologies [a]	3,000	26,640

		105,653

Software - 1.2%
Double-Take Software [a]	3,300	29,403
Pervasive Software [a]	1,200	6,072

		35,475

Telecommunications - 4.7%
Audiovox Corporation Cl. A [a]	1,460	11,359
Communications Systems	2,000	25,860
Globecomm Systems [a]	3,400	26,146
Novatel Wireless [a]	3,900	26,247
PC-Tel [a]	4,100	25,338
Sierra Wireless [a]	3,300	27,819

		142,769

Total		827,247

Miscellaneous[d] – 4.9%
Total		148,760

TOTAL COMMON STOCKS
(Cost $2,756,795)		2,716,635

REPURCHASE AGREEMENT – 8.3%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $253,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 9/17/10, valued at $260,228)
(Cost $253,000)		253,000

TOTAL INVESTMENTS – 97.7%
(Cost $3,009,795)		2,969,635

CASH AND OTHER ASSETS LESS LIABILITIES – 2.3%		68,644

NET ASSETS – 100.0%		$3,038,279

SCHEDULE OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.8%

Banking - 8.1%
Bank of N.T. Butterfield & Son [a]	5,362	$7,775
Bank Sarasin & Cie Cl. B	3,085	128,005
Banque Privee Edmond de Rothschild	3	73,620
BOK Financial	2,427	127,272
Fauquier Bankshares	2,400	35,664
Julius Baer Group	3,900	141,478
Northern Trust	3,700	204,462
Peapack-Gladstone Financial	2,835	44,538
Vontobel Holding	3,000	88,771
Wilber Corporation (The)	6,100	39,955
Wilmington Trust	9,800	162,386

Total		1,053,926

Diversified Financial Services - 1.1%
IOOF Holdings	11,528	72,147
World Acceptance [a]	2,000	72,160

Total		144,307

Information and Processing - 9.4%
Interactive Data	5,000	160,000
MasterCard Cl. A	700	177,800
Morningstar [a]	4,600	221,214
MSCI Cl. A [a]	5,900	212,990
SEI Investments	9,400	206,518
Western Union	14,000	237,440

Total		1,215,962

Insurance - 13.3%
Alleghany Corporation [a]	518	150,681
Berkley (W.R.)	7,600	198,284
CNA Surety [a]	5,900	104,961
E-L Financial	150	65,721
Enstar Group [a]	4,000	276,640
Erie Indemnity Cl. A	6,500	280,345
Marsh & McLennan	10,800	263,736
Primerica [a]	17,500	262,500
RLI	1,100	62,722
Validus Holdings	2,300	63,319

Total		1,728,909

Insurance Brokers - 3.2%
Aon Corporation	2,500	106,775
Brown & Brown	2,600	46,592
Gallagher (Arthur J.) & Co.	5,400	132,570
Willis Group Holdings	4,000	125,160

Total		411,097

Investment Management - 34.9%
Affiliated Managers Group [a]	1,400	110,600
AGF Management Cl. B	10,600	188,277
AllianceBernstein Holding L.P.	9,200	282,072
Artio Global Investors Cl. A	5,000	123,700
Ashmore Group	75,000	300,123
Azimut Holding	10,500	132,955
Cohen & Steers	10,500	262,080
Endeavour Financial [a]	17,900	42,827
Federated Investors Cl. B	6,400	168,832
GAM Holding [a]	3,300	40,530
GAMCO Investors Cl. A	3,300	150,150
Gartmore Group [a]	20,000	37,938
Invesco	12,425	272,232
Investec	8,500	69,524
Janus Capital Group	13,700	195,773
MVC Capital	3,800	51,566
Och-Ziff Capital Management Group Cl. A	10,000	160,000
Partners Group Holding	1,250	176,996
Reinet Investments [a]	5,500	88,772
RHJ International [a]	10,000	86,712
SHUAA Capital [a]	150,000	59,216
SPARX Group [a]	400	50,572
Sprott	43,900	166,411
T. Rowe Price Group	4,400	241,692
U.S. Global Investors Cl. A	19,700	194,833
Value Partners Group	250,000	192,549
VZ Holding	3,100	263,870
Waddell & Reed Financial Cl. A	6,400	230,656
Westwood Holdings Group	5,300	195,040

Total		4,536,498

Other Financial Intermediaries - 0.5%
KKR & Company (Guernsey) L.P.	5,500	63,250

Total		63,250

Other Financial Services - 2.9%
Hilltop Holdings [a]	5,200	61,100
Kennedy-Wilson Holdings [a]	31,376	318,467

Total		379,567

Real Estate - 2.6%
Jones Lang LaSalle	4,600	335,294

Total		335,294

Real Estate Investment Trusts - 1.0%
Lexington Realty Trust	20,000	130,200

Total		130,200

Securities Brokers - 21.6%
Bolsas y Mercados Espanoles	4,000	107,080
Broadpoint Gleacher Securities Group [a]	14,000	56,000
Cowen Group Cl. A [a]	30,700	173,762
Egyptian Financial Group-Hermes Holding	15,000	85,870
FBR Capital Markets [a]	29,000	131,950
GFI Group	10,300	59,534
GMP Capital	6,000	84,183
HQ	7,200	131,623
Interactive Brokers Group Cl. A [a]	14,100	227,715
Investcorp Bank GDR [a]	20,300	73,080
Jefferies Group	6,900	163,323
KBW [a]	5,500	147,950
Kim Eng Holdings	100,000	144,394
Lazard Cl. A	6,000	214,200
MF Global Holdings [a]	11,000	88,770
Mirae Asset Securities	1,081	54,458
Mizuho Securities	10,800	34,194
Numis Corporation	28,000	65,222
Oppenheimer Holdings Cl. A	4,300	109,693
Raymond James Financial	5,600	149,744
Samsung Securities	1,600	86,261
Sanders Morris Harris Group	18,200	112,658
Stifel Financial [a]	2,250	120,937
Thomas Weisel Partners Group [a]	9,600	37,632
Tokai Tokyo Securities	9,400	39,213
UOB-Kay Hian Holdings	95,000	114,765

Total		2,814,211

Securities Exchanges - 2.9%
ASX	4,700	146,382
Hellenic Exchanges	10,500	92,182
Singapore Exchange	25,000	136,709

Total		375,273

Specialty Finance - 0.3%
Credit Acceptance [a]	1,066	43,962

Total		43,962

TOTAL COMMON STOCKS
(Cost $12,399,253)		13,232,456

TOTAL INVESTMENTS – 101.8%
(Cost $12,399,253)		13,232,456

LIABILITIES LESS CASH AND OTHER ASSETS – (1.8)%		(234,556)

NET ASSETS – 100.0%		$12,997,900

SCHEDULE OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.8%

Consumer Products – 5.1%
Apparel, Shoes and Accessories - 1.3%
Guess?	2,600	$122,148
Marimekko	12,300	197,528
Wolverine World Wide	8,400	244,944

		564,620

Food/Beverage/Tobacco - 1.6%
Industrias Bachoco ADR	6,100	134,688
J & J Snack Foods	5,400	234,738
Lancaster Colony	4,400	259,424
Lindt & Spruengli	2	54,154

		683,004

Home Furnishing and Appliances - 1.4%
American Woodmark	3,700	71,743
Ethan Allen Interiors	15,200	313,576
Hunter Douglas	2,500	128,008
Leggett & Platt	2,800	60,592

		573,919

Sports and Recreation - 0.3%
Thor Industries	4,000	120,840

Other Consumer Products - 0.5%
Societe BIC	2,500	191,421

Total		2,133,804

Consumer Services – 6.7%
Leisure and Entertainment - 0.9%
International Speedway Cl. A	8,100	208,737
World Wrestling Entertainment Cl. A	8,400	145,320

		354,057

Retail Stores - 5.8%
American Eagle Outfitters	18,700	346,324
Buckle (The)	13,650	501,774
Cato Corporation (The) Cl. A	12,473	267,421
Dress Barn (The) [a]	15,300	400,248
Family Dollar Stores	13,900	508,879
Le Chateau Cl. A	10,000	137,843
Lewis Group	18,000	139,626
Williams-Sonoma	5,100	134,079

		2,436,194

Total		2,790,251

Financial Intermediaries – 20.9%
Banking - 1.7%
Banca Generali	4,200	46,970
Bank of Hawaii	8,900	400,055
Bank of N.T. Butterfield & Son [a]	4,088	5,928
Bank Sarasin & Cie Cl. B	1,748	72,529
Fauquier Bankshares	4,400	65,384
Peapack-Gladstone Financial	2,205	34,641
Wilmington Trust	6,300	104,391

		729,898

Insurance - 10.7%
Allied World Assurance Company Holdings	7,000	313,950
Aspen Insurance Holdings	11,400	328,776
Berkley (W.R.)	5,600	146,104
Cincinnati Financial	4,700	135,830
Erie Indemnity Cl. A	8,100	349,353
Fidelity National Financial Cl. A	10,000	148,200
First American	9,300	314,712
Harleysville Group	13,500	455,760
Marsh & McLennan	5,100	124,542
Max Capital Group	9,400	216,106
Montpelier Re Holdings	17,600	295,856
NYMAGIC	20,000	424,600
Old Republic International	8,600	109,048
PartnerRe	6,400	510,208
Reinsurance Group of America	4,400	231,088
Validus Holdings	8,200	225,746
White Mountains Insurance Group	400	142,000

		4,471,879

Real Estate Investment Trusts - 4.9%
Colony Financial	22,800	456,000
Cousins Properties	24,116	200,404
DCT Industrial Trust	23,400	122,382
Gladstone Commercial	3,800	54,910
HRPT Properties Trust	25,000	194,500
Lexington Realty Trust	137,567	895,561
National Health Investors	3,200	124,032

		2,047,789

Securities Brokers - 2.5%
Egyptian Financial Group-Hermes Holding	48,000	274,784
GMP Capital	6,500	91,198
Lazard Cl. A	4,900	174,930
Raymond James Financial	4,800	128,352
Sanders Morris Harris Group	58,000	359,020

		1,028,284

Securities Exchanges - 1.1%
TMX Group	16,100	474,289

Total		8,752,139

Financial Services – 11.4%
Information and Processing - 2.0%
Fiserv [a]	2,000	101,520
Interactive Data	4,400	140,800
SEI Investments	25,000	549,250
Value Line	3,000	69,270

		860,840

Insurance Brokers - 1.7%
Aon Corporation	2,000	85,420
Brown & Brown	16,800	301,056
Gallagher (Arthur J.) & Co.	4,400	108,020
Willis Group Holdings	6,800	212,772

		707,268

Investment Management - 7.1%
A.F.P. Provida ADR	3,200	145,920
AGF Management Cl. B	8,900	158,082
AllianceBernstein Holding L.P.	12,400	380,184
Apollo Investment	7,300	92,929
Ashmore Group	28,000	112,046
BlackRock Kelso Capital	5,200	51,792
CI Financial	2,300	48,688
Cohen & Steers	10,600	264,576
Federated Investors Cl. B	18,900	498,582
Gluskin Sheff + Associates	4,200	92,010
Invesco	4,000	87,640
Investec	9,600	78,521
Och-Ziff Capital Management Group Cl. A	16,100	257,600
Partners Group Holding	500	70,799
Sprott	15,900	60,272
U.S. Global Investors Cl. A	10,500	103,845
VZ Holding	1,000	85,119
Waddell & Reed Financial Cl. A	2,200	79,288
Westwood Holdings Group	8,300	305,440

		2,973,333

Other Financial Services - 0.6%
Kennedy-Wilson Holdings [a]	24,298	246,625

Total		4,788,066

Health – 3.6%
Commercial Services - 1.1%
Chemed Corporation	6,400	348,032
OdontoPrev	3,200	111,114

		459,146

Drugs and Biotech - 0.5%
Boiron	1,500	63,798
Recordati	20,000	152,218

		216,016

Health Services - 1.0%
Pharmaceutical Product Development	17,500	415,625

Medical Products and Devices - 1.0%
Carl Zeiss Meditec	9,500	152,050
Fielmann	3,200	257,639

		409,689

Total		1,500,476

Industrial Products – 17.5%
Automotive - 0.1%
Xinyi Glass Holdings	65,000	59,272

Building Systems and Components - 2.0%
AAON	12,500	282,750
Preformed Line Products	10,100	385,315
WaterFurnace Renewable Energy	6,000	168,897

		836,962

Construction Materials - 0.7%
Duratex	13,741	118,607
Geberit	1,000	178,964

		297,571

Industrial Components - 1.4%
Amphenol Corporation Cl. A	2,400	101,256
CLARCOR	6,200	213,838
Deswell Industries	11,000	46,200
Donaldson Company	4,500	203,040

		564,334

Machinery - 4.7%
Burckhardt Compression Holding	1,600	315,630
Franklin Electric	3,000	89,970
Hardinge	5,000	45,000
Lincoln Electric Holdings	3,100	168,423
Nordson Corporation	8,700	590,904
Regal-Beloit	3,400	201,994
Spirax-Sarco Engineering	5,500	117,098
Tennant Company	15,300	419,067

		1,948,086

Metal Fabrication and Distribution - 1.2%
Carpenter Technology	2,200	80,520
CompX International Cl. A	12,900	115,971
Sims Metal Management ADR	1,150	22,586
Steel Dynamics	16,000	279,520

		498,597

Miscellaneous Manufacturing - 1.8%
AZZ	10,600	358,810
Rational	1,000	175,314
Raven Industries	7,400	218,226

		752,350

Paper and Packaging - 1.3%
AptarGroup	6,800	267,580
Greif Cl. A	5,300	291,076

		558,656

Pumps, Valves and Bearings - 1.7%
Gardner Denver	2,600	114,504
Graco	7,800	249,600
Kaydon Corporation	9,000	338,400

		702,504

Specialty Chemicals and Materials - 2.1%
Balchem Corporation	14,050	346,332
Cabot Corporation	6,500	197,600
Quaker Chemical	6,300	170,793
Schulman (A.)	3,000	73,410
Victrex	7,500	100,212

		888,347

Textiles - 0.2%
Interface Cl. A	8,000	92,640

Other Industrial Products - 0.3%
MTS Systems	3,500	101,605

Total		7,300,924

Industrial Services – 11.8%
Commercial Services - 4.9%
Brink’s Company (The)	7,400	208,902
Corporate Executive Board	3,900	103,701
Grupo Aeroportuario del Centro Norte ADR	14,600	219,438
Grupo Aeroportuario del Pacifico ADR	6,500	240,630
Hewitt Associates Cl. A [a]	4,200	167,076
Kelly Services Cl. A [a]	13,600	226,576
Landauer	3,200	208,704
MAXIMUS	7,200	438,696
Michael Page International	36,000	218,520

		2,032,243

Engineering and Construction - 0.6%
Comfort Systems USA	4,500	56,205
Skyline Corporation	9,700	180,420

		236,625

Food, Tobacco and Agriculture - 1.4%
Hormel Foods	7,400	310,874
Sanderson Farms	5,300	284,133

		595,007

Industrial Distribution - 1.3%
Applied Industrial Technologies	2,400	59,640
Grainger (W.W.)	400	43,248
Houston Wire & Cable	10,300	119,274
Mine Safety Appliances	12,000	335,520

		557,682

Printing - 0.5%
Domino Printing Sciences	36,000	211,527

Transportation and Logistics - 2.8%
Arkansas Best	8,500	253,980
Landstar System	5,500	230,890
Pacer International [a]	8,000	48,160
Tidewater	10,200	482,154
UTI Worldwide	11,400	174,648

		1,189,832

Other Industrial Services - 0.3%
US Ecology	7,700	123,970

Total		4,946,886

Natural Resources – 7.7%
Energy Services - 3.0%
Ensign Energy Services	4,600	66,578
Exterran Partners L.P.	6,404	140,568
Helmerich & Payne	9,900	376,992
Lamprell	71,000	260,737
Lufkin Industries	3,700	292,855
Oil States International [a]	2,600	117,884

		1,255,614

Oil and Gas - 2.5%
Cimarex Energy	2,600	154,388
Energen Corporation	10,600	493,218
Pioneer Southwest Energy Partners L.P.	13,800	323,196
Plains All American Pipeline L.P.	1,100	62,590

		1,033,392

Precious Metals and Mining - 0.9%
Fresnillo	18,000	231,631
Randgold Resources ADR	1,900	145,977

		377,608

Other Natural Resources - 1.3%
China Forestry Holdings [a]	1,220,000	543,671

Total		3,210,285

Technology – 6.7%
Aerospace and Defense - 1.0%
Ducommun	6,600	138,666
HEICO Corporation Cl. A	7,400	293,632

		432,298

Components and Systems - 1.6%
AVX Corporation	21,000	298,200
Diebold	8,800	279,488
Vaisala Cl. A	3,300	99,172

		676,860

Internet Software and Services - 0.8%
EarthLink	36,900	315,126

IT Services - 1.6%
Jack Henry & Associates	10,700	257,442
Total System Services	27,500	430,650

		688,092

Semiconductors and Equipment - 0.4%
Analog Devices	3,300	95,106
Cognex Corporation	3,000	55,470

		150,576

Software - 1.1%
Blackbaud	3,900	98,241
National Instruments	10,600	353,510

		451,751

Telecommunications - 0.2%
ADTRAN	3,300	86,955

Total		2,801,658

Utilities – 0.4%
Northeast Utilities	4,100	113,324
UGI Corporation	2,000	53,080

Total		166,404

Miscellaneous[d] – 5.0%
Total		2,084,023

TOTAL COMMON STOCKS
(Cost $35,206,566)		40,474,916

REPURCHASE AGREEMENT – 3.0%

State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $1,230,000 (collateralized by obligations of various U.S. Government Agencies, 0.42% due 9/21/10, valued at $1,265,000)

(Cost $1,230,000)		1,230,000

TOTAL INVESTMENTS – 99.8%
(Cost $36,436,566)		41,704,916

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		95,492

NET ASSETS – 100.0%		$41,800,408

SCHEDULE OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.5%

Australia – 1.6%
Centamin Egypt [a]	60,000	$123,600

Total		123,600

Austria – 4.4%
Mayr-Melnhof Karton	1,600	151,273
Semperit AG Holding	4,500	175,713

Total		326,986

Belgium – 3.8%
EVS Broadcast Equipment	1,300	73,816
GIMV	1,800	97,125
Sipef	1,800	113,900

Total		284,841

Denmark – 1.8%
H Lundbeck	7,000	131,953

Total		131,953

Egypt – 2.1%
Egyptian Financial Group-Hermes Holding	27,500	157,428

Total		157,428

Finland – 6.8%
Marimekko	3,200	51,390
Nokian Renkaat	4,000	103,892
Orion Cl. B	2,600	57,521
Ponsse	10,000	106,026
Vacon	2,000	81,309
Vaisala Cl. A	3,500	105,182

Total		505,320

France – 9.1%
Beneteau [a]	4,000	73,070
Boiron	1,900	80,811
Manutan International	1,500	83,065
Meetic	1,900	58,253
Piscines Desjoyaux	6,500	70,234
Societe BIC	700	53,598
Societe Internationale de Plantations d’Heveas	1,800	118,763
Vetoquinol	2,200	69,531
Virbac	700	74,124

Total		681,449

Germany – 9.3%
AS Creation Tapeten	2,000	84,740
Carl Zeiss Meditec	8,000	128,042
Deutsche Beteiligungs	2,700	62,250
Fuchs Petrolub	1,000	90,359
Pfeiffer Vacuum Technology	1,800	137,361
Rational	500	87,657
Takkt	9,000	104,540

Total		694,949

Greece – 1.1%
Hellenic Exchanges	9,000	79,013

Total		79,013

Hong Kong – 1.8%
Asian Citrus Holdings	165,000	135,684

Total		135,684

Ireland – 0.6%
Charter International	4,000	45,555

Total		45,555

Italy – 2.3%
Recordati	7,500	57,082
SAES Getters [a]	5,000	38,899
Tod’s	1,000	73,570

Total		169,551

Jersey – 1.4%
Randgold Resources	1,400	106,544

Total		106,544

Mexico – 2.1%
Fresnillo	12,000	154,421

Total		154,421

Netherlands – 4.0%
Fugro	1,800	117,645
Hunter Douglas	2,000	102,406
Smartrac [a]	3,500	76,109

Total		296,160

Norway – 3.2%
Ekornes	5,000	108,527
Fred Olsen Energy	2,000	76,558
Tandberg [a]	2,000	57,040

Total		242,125

Peru – 2.3%
Hochschild Mining	40,000	171,053

Total		171,053

South Africa – 7.4%
Bell Equipment [a]	75,000	119,959
Brait	15,000	41,496
Discovery Holdings	15,000	71,049
Lewis Group	12,500	96,962
Net 1 UEPS Technologies [a]	2,000	36,780
Northam Platinum	14,000	92,260
Raubex Group	29,500	93,153

Total		551,659

Sweden – 2.0%
Lundin Petroleum [a]	10,000	84,688
Q-Med [a]	7,000	67,862

Total		152,550

Switzerland – 11.0%
Bank Sarasin & Cie Cl. B	2,468	102,405
Banque Privee Edmond de Rothschild	4	98,160
Burckhardt Compression Holding	1,000	197,269
Geberit	200	35,793
Groupe Agta Record	364	9,439
Inficon Holding	600	80,918
Julius Baer Group	1,100	39,904
Partners Group Holding	1,000	141,597
VZ Holding	1,400	119,167

Total		824,652

United Arab Emirates – 2.2%
Lamprell	45,000	165,256

Total		165,256

United Kingdom – 12.2%
African Barrick Gold [a]	8,100	71,722
Anglo-Eastern Plantations	10,000	72,081
Ashmore Group	45,000	180,074
Begbies Traynor	35,000	40,897
Diploma	30,000	90,367
Domino Printing Sciences	15,000	88,136
Hikma Pharmaceuticals	6,000	57,544
Michael Page International	17,500	106,225
Rotork	3,000	63,872
Spirax-Sarco Engineering	4,000	85,162
Victrex	4,000	53,446

Total		909,526

TOTAL COMMON STOCKS
(Cost $6,530,528)		6,910,275

REPURCHASE AGREEMENT – 5.8%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $430,000 (collateralized by obligations of various U.S. Government Agencies, due 11/9/10, valued at $444,444) (Cost $430,000)		430,000

TOTAL INVESTMENTS – 98.3%
(Cost $6,960,528)		7,340,275

CASH AND OTHER ASSETS LESS LIABILITIES – 1.7%		127,850

NET ASSETS – 100.0%		$7,468,125

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 89.7%

Austria – 5.2%
Mayr-Melnhof Karton	16,000	$1,512,729
Semperit AG Holding	37,000	1,444,750

Total		2,957,479

Belgium – 3.4%
GIMV	14,500	782,398
Sipef	18,000	1,139,004

Total		1,921,402

Brazil – 2.0%
Amil Participacoes	58,000	451,711
OdontoPrev	20,000	694,464

Total		1,146,175

Canada – 17.7%
Alliance Grain Traders	20,000	641,560
Ensign Energy Services	38,000	549,993
Gammon Gold [a]	80,000	575,200
Ivanhoe Mines [a]	34,500	600,645
Magma Energy [a]	328,000	458,583
Major Drilling Group International	65,000	1,638,360
Pason Systems	80,000	900,310
Red Back Mining [a]	35,600	727,317
Seabridge Gold [a]	31,500	767,340
Silver Standard Resources [a]	57,000	1,014,030
Sprott	175,000	663,368
Tesco Corporation [a]	56,820	663,089
Trican Well Service	68,500	886,221

Total		10,086,016

Cayman Islands – 1.0%
Endeavour Financial [a]	240,000	574,213

Total		574,213

China – 3.2%
China Forestry Holdings [a]	1,300,000	579,322
Simcere Pharmaceutical Group ADR [a]	56,300	479,113
3SBio ADR [a]	59,500	736,610

Total		1,795,045

Denmark – 1.3%
H Lundbeck	40,000	754,019

Total		754,019

Egypt – 1.5%
Egyptian Financial Group-Hermes Holding	152,500	873,011

Total		873,011

France – 3.2%
Boiron	14,000	595,447
Meetic	9,500	291,268
Societe Internationale de Plantations d’Heveas	14,000	923,710

Total		1,810,425

Germany – 4.1%
Carl Zeiss Meditec	65,000	1,040,339
Pfeiffer Vacuum Technology	10,000	763,117
Rational	3,000	525,943

Total		2,329,399

Hong Kong – 8.0%
Asian Citrus Holdings	910,000	752,542
Citic 1616 Holdings	2,200,000	739,544
Luk Fook Holdings (International)	555,000	559,700
Sino Biopharmaceutical	1,500,000	595,035
Sino-Forest Corporation [a]	25,000	489,834
Value Partners Group	1,850,000	1,424,864

Total		4,561,519

Japan – 3.0%
Nomura Research Institute	36,000	820,195
Santen Pharmaceutical	28,500	855,396

Total		1,675,591

Mexico – 3.3%
Fresnillo	67,500	868,616
Industrias Bachoco ADR	46,000	1,015,680

Total		1,884,296

Peru – 1.7%
Hochschild Mining	225,000	962,170

Total		962,170

South Africa – 6.2%
Aquarius Platinum	115,000	751,625
Discovery Holdings	120,000	568,389
Lewis Group	85,000	659,344
Northam Platinum	95,000	626,051
Raubex Group	300,000	947,314

Total		3,552,723

Switzerland – 4.5%
Burckhardt Compression Holding	7,600	1,499,241
Partners Group Holding	7,500	1,061,979

Total		2,561,220

United Arab Emirates – 1.8%
Lamprell	275,000	1,009,896

Total		1,009,896

United Kingdom – 3.7%
African Barrick Gold [a]	61,600	545,444
Ashmore Group	254,500	1,018,418
Aveva Group	30,000	539,471

Total		2,103,333

United States – 14.9%
Gardner Denver	12,500	550,500
GrafTech International [a]	85,000	1,161,950
Intrepid Potash [a]	21,800	661,194
Jacobs Engineering Group [a]	13,600	614,584
Knight Capital Group Cl. A [a]	60,000	915,000
Lincoln Electric Holdings	13,100	711,723
Sanderson Farms	20,000	1,072,200
Schnitzer Steel Industries Cl. A	24,500	1,286,985
U.S. Global Investors Cl. A	70,200	694,278
Unit Corporation [a]	19,500	824,460

Total		8,492,874

TOTAL COMMON STOCKS
(Cost $45,975,476)		51,050,806

REPURCHASE AGREEMENT – 9.8%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $5,576,001 (collateralized by obligations of various U.S. Government Agencies, due 7/1/10, valued at $5,720,000) (Cost $5,576,000)		5,576,000

TOTAL INVESTMENTS – 99.5%
(Cost $51,551,476)		56,626,806

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		256,059

NET ASSETS – 100.0%		$56,882,865

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 88.7%

Consumer Services – 4.2%
Retail Stores - 4.2%
Dollar Tree [a]	400	$23,688
Family Dollar Stores	2,900	106,169
O’Reilly Automotive [a]	1,250	52,138

Total		181,995

Diversified Investment Companies – 0.9%
Exchange Traded Funds - 0.9%
UltraShort 20+ Year Treasury ProShares [a]	800	38,952

Total		38,952

Financial Intermediaries – 5.4%
Banking - 1.8%
Comerica	1,100	41,844
Fifth Third Bancorp	2,800	38,052

		79,896

Insurance - 2.6%
PartnerRe	1,400	111,608

Securities Exchanges - 1.0%
TMX Group	1,500	44,188

Total		235,692

Financial Services – 11.3%
Information and Processing - 4.1%
Equifax	1,810	64,798
SEI Investments	5,000	109,850

		174,648

Investment Management - 7.2%
AllianceBernstein Holding L.P.	1,710	52,429
Artio Global Investors Cl. A	2,900	71,746
Ashmore Group	20,000	80,033
Federated Investors Cl. B	4,100	108,158

		312,366

Total		487,014

Health – 2.2%
Drugs and Biotech - 1.1%
Endo Pharmaceuticals Holdings [a]	2,000	47,380

Medical Products and Devices - 1.1%
Schein (Henry) [a]	800	47,120

Total		94,500

Industrial Products – 17.4%
Industrial Components - 4.1%
GrafTech International [a]	8,300	113,461
PerkinElmer	2,680	64,052

		177,513

Metal Fabrication and Distribution - 3.7%
Reliance Steel & Aluminum	2,600	127,998
Sims Metal Management ADR	1,700	33,388

		161,386

Paper and Packaging - 2.8%
Greif Cl. A	2,200	120,824

Pumps, Valves and Bearings - 0.8%
Flowserve Corporation	300	33,081

Specialty Chemicals and Materials - 6.0%
Lubrizol Corporation (The)	1,440	132,077
Olin Corporation	6,580	129,099

		261,176

Total		753,980

Industrial Services – 10.3%
Engineering and Construction - 3.5%
EMCOR Group [a]	1,800	44,334
Jacobs Engineering Group [a]	2,400	108,456

		152,790

Food, Tobacco and Agriculture - 4.2%
American Italian Pasta Cl. A [a]	2,900	112,723
Sanderson Farms	1,300	69,693

		182,416

Industrial Distribution - 1.1%
Russel Metals	2,350	46,808

Transportation and Logistics - 1.5%
UTI Worldwide	4,250	65,110

Total		447,124

Natural Resources – 14.2%
Energy Services - 8.1%
ENSCO International ADR	3,710	166,134
Pason Systems	9,400	105,786
Unit Corporation [a]	1,900	80,332

		352,252

Precious Metals and Mining - 6.1%
African Barrick Gold [a]	3,600	31,877
Hochschild Mining	10,000	42,763
Pan American Silver	5,000	115,750
Seabridge Gold [a]	3,000	73,080

		263,470

Total		615,722

Technology – 22.8%
Aerospace and Defense - 0.9%
Rockwell Collins	650	40,684

Components and Systems - 6.0%
AVX Corporation	9,400	133,480
Thomas & Betts [a]	1,100	43,164
Western Digital [a]	2,100	81,879

		258,523

Distribution - 3.4%
Arrow Electronics [a]	2,000	60,260
ScanSource [a]	3,000	86,340

		146,600

IT Services - 2.3%
SRA International Cl. A [a]	3,200	66,528
Sykes Enterprises [a]	1,400	31,976

		98,504

Semiconductors and Equipment - 5.8%
International Rectifier [a]	6,170	141,293
Micrel	10,300	109,798

		251,091

Software - 2.0%
CA	3,700	86,839

Telecommunications - 2.4%
ADTRAN	2,000	52,700
Citic 1616 Holdings	156,500	52,608

		105,308

Total		987,549

TOTAL COMMON STOCKS
(Cost $3,485,913)		3,842,528

REPURCHASE AGREEMENT – 13.2%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $571,000 (collateralized by obligations of various U.S. Government Agencies, due 4/28/10, valued at $590,000) (Cost $571,000)		571,000

TOTAL INVESTMENTS – 101.9%
(Cost $4,056,913)		4,413,528

LIABILITIES LESS CASH AND OTHER ASSETS – (1.9)%		(81,657)

NET ASSETS – 100.0%		$4,331,871

SCHEDULE OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 89.9%

Australia – 1.4%
ASX	1,000	$31,145
IOOF Holdings	10,000	62,584
Platinum Asset Management	8,300	39,606
Trust Company	6,800	39,936

Total		173,271

Austria – 2.4%
Mayr-Melnhof Karton	1,600	151,273
Semperit AG Holding	3,500	136,665

Total		287,938

Belgium – 1.7%
EVS Broadcast Equipment	1,200	68,138
GIMV	1,000	53,958
Sipef	1,200	75,934

Total		198,030

Bermuda – 1.6%
Enstar Group [a]	1,500	103,740
Golar LNG	3,800	44,460
Lazard Cl. A	1,100	39,270

Total		187,470

Brazil – 0.8%
Duratex	7,000	60,421
Saraiva SA Livreiros Editores	2,000	39,812

Total		100,233

British Virgin Islands – 0.3%
UTI Worldwide	2,500	38,300

Total		38,300

Canada – 12.8%
AGF Management Cl. B	4,000	71,048
Alliance Grain Traders	2,200	70,572
Dundee Corporation Cl. A [a]	5,400	73,585
DundeeWealth	3,000	44,041
Ensign Energy Services	3,420	49,499
Gildan Activewear [a]	3,000	78,870
Gluskin Sheff + Associates	2,700	59,149
GMP Capital	2,500	35,076
Ivanhoe Mines [a]	2,900	50,489
Magma Energy [a]	33,000	46,138
Major Drilling Group International	4,000	100,822
Onex Corporation	1,100	31,289
Pan American Silver	2,300	53,245
Pason Systems	4,500	50,642
Red Back Mining [a]	1,100	22,473
Ritchie Bros. Auctioneers	3,500	75,355
Seabridge Gold [a]	1,300	31,668
ShawCor Cl. A	2,300	63,725
Silver Standard Resources [a]	1,500	26,685
Silvercorp Metals	3,500	24,080
SouthGobi Energy Resources [a]	5,000	78,694
Sprott	14,000	53,070
Terra Nova Royalty [a]	5,600	73,640
TMX Group	4,175	122,991
Trican Well Service	9,500	122,907
Urbana Corporation [a]	12,400	19,412

Total		1,529,165

Cayman Islands – 0.7%
Endeavour Financial [a]	9,600	22,968
Greenlight Capital Re Cl. A [a]	2,500	66,700

Total		89,668

China – 6.5%
Ajisen China Holdings	40,000	39,308
China Forestry Holdings [a]	200,000	89,127
China High Speed Transmission Equipment Group	11,000	24,311
Ctrip.com International ADR [a]	1,400	54,880
Duoyuan Global Water ADR [a]	1,100	30,547
E-House China Holdings ADR [a]	3,500	66,605
Golden Eagle Retail Group	25,000	49,908
Hollysys Automation Technologies [a]	3,900	44,889
Jiangsu Expressway	12,000	11,252
Jinpan International	3,000	62,400
Kingdee International Software Group	142,000	55,050
Simcere Pharmaceutical Group ADR [a]	5,000	42,550
Sinovac Biotech [a]	5,000	29,550
3SBio ADR [a]	3,500	43,330
Tianneng Power International	76,000	46,789
WuXi PharmaTech (Cayman) ADR [a]	3,800	59,166
Yingli Green Energy Holding Company ADR [a]	2,500	31,850

Total		781,512

Denmark – 0.8%
Bang & Olufsen Cl. B [a]	2,400	28,956
H Lundbeck	3,500	65,977

Total		94,933

Egypt – 0.6%
Egyptian Financial Group-Hermes Holding	12,500	71,558

Total		71,558

Finland – 1.7%
Marimekko	3,600	57,813
Nokian Renkaat	1,600	41,557
Vacon	1,500	60,982
Vaisala Cl. A	1,500	45,078

Total		205,430

France – 4.6%
Alten [a]	1,000	28,181
Beneteau [a]	2,000	36,535
Boiron	1,000	42,532
Bollore	225	37,881
Fimalac	500	24,886
Manutan International	1,000	55,377
Meetic	2,000	61,319
Piscines Desjoyaux	6,000	64,831
Societe BIC	900	68,912
Societe Internationale de Plantations d’Heveas	1,000	65,979
Vetoquinol	1,050	33,185
Virbac	260	27,532

Total		547,150

Germany – 3.6%
Carl Zeiss Meditec	7,500	120,039
Fielmann	600	48,308
Fuchs Petrolub	350	31,626
KHD Humboldt Wedag International	1,601	11,785
Pfeiffer Vacuum Technology	700	53,418
Rational	300	52,594
STRATEC Biomedical Systems	1,500	53,192
Takkt	4,700	54,593

Total		425,555

Greece – 0.6%
Hellenic Exchanges	7,500	65,844

Total		65,844

Hong Kong – 6.1%
Asian Citrus Holdings	27,000	22,638
China Everbright International	59,000	30,016
Citic 1616 Holdings	275,000	92,443
Digital China Holdings	38,000	64,114
First Shanghai Investments [a]	120,000	24,419
Huabao International Holdings	21,000	25,100
Luk Fook Holdings (International)	67,500	68,072
Minth Group	28,000	46,954
Orient Overseas International [a]	3,100	22,978
Pico Far East Holdings	144,000	26,151
Sa Sa International Holdings	40,000	31,014
Sino Biopharmaceutical	72,000	28,562
Sino-Forest Corporation [a]	4,200	82,292
Stella International Holdings	30,000	61,358
Value Partners Group	140,000	107,827

Total		733,938

Italy – 1.2%
Recordati	8,000	60,887
Tod’s	1,050	77,249

Total		138,136

Japan – 10.8%
Benesse Holdings	2,000	86,640
Capcom Company	2,500	47,224
Celsys	27	47,075
en-japan	23	30,752
EPS Company	30	72,810
FamilyMart Company	2,500	79,554
Hogy Medical	1,300	59,932
Ito En	2,700	41,789
Japan Logistics Fund	3	24,035
kabu.com Securities	5,200	28,033
Mizuho Securities	5,700	18,047
Mochida Pharmaceutical	2,300	21,895
Moshi Moshi Hotline	4,000	76,457
Nihon Parkerizing	1,500	20,328
Nomura Research Institute	4,500	102,524
Osaka Securities Exchange	8	41,844
Sankyo Company	1,200	59,365
Santen Pharmaceutical	3,500	105,049
Shimano	1,000	44,229
SPARX Group [a]	380	48,044
Sundrug	1,100	26,120
Sysmex Corporation	400	23,446
THK Company	1,500	32,731
TOTO	10,000	68,136
Unicharm PetCare	800	25,389
Wacom Company	37	56,397

Total		1,287,845

Jersey – 0.4%
Randgold Resources ADR	600	46,098

Total		46,098

Luxembourg – 0.3%
Reinet Investments [a]	2,300	37,123

Total		37,123

Mexico – 3.8%
Alsea	45,000	48,954
Bolsa Mexicana de Valores [a]	37,000	58,655
Desarrolladora Homex ADR [a]	1,200	33,936
Fresnillo	5,000	64,342
Grupo Aeroportuario del Centro Norte ADR	6,000	90,180
Grupo Aeroportuario del Pacifico ADR	2,500	92,550
Industrias Bachoco ADR	3,000	66,240

Total		454,857

Netherlands – 0.5%
Hunter Douglas	1,200	61,444

Total		61,444

Norway – 0.4%
Ekornes	1,000	21,705
Tandberg [a]	915	26,096

Total		47,801

Peru – 1.0%
Hochschild Mining	27,500	117,599

Total		117,599

Singapore – 2.0%
ARA Asset Management	70,000	57,043
Biosensors International Group [a]	70,000	35,026
Kim Eng Holdings	21,300	30,756
Raffles Education [a]	200,000	52,182
Singapore Exchange	8,000	43,747
UOB-Kay Hian Holdings	20,000	24,161

Total		242,915

South Africa – 4.3%
Aquarius Platinum	6,000	39,215
Astral Foods	2,200	34,282
Bell Equipment [a]	50,000	79,972
Brait	20,000	55,329
Lewis Group	13,100	101,617
Net 1 UEPS Technologies [a]	2,300	42,297
Northam Platinum	10,000	65,900
Raubex Group	29,000	91,574

Total		510,186

South Korea – 4.3%
Amorepacific Corporation	40	29,095
Binggrae Company	1,550	64,866
Green Cross	350	37,275
GS Home Shopping	1,000	61,602
MegaStudy Company	750	123,625
Mirae Asset Securities	530	26,701
Samsung Securities	550	29,652
Sung Kwang Bend	3,200	73,251
Woongjin Coway	2,000	61,956

Total		508,023

Sweden – 0.4%
Lundin Petroleum [a]	5,500	46,578

Total		46,578

Switzerland – 5.1%
Bank Sarasin & Cie Cl. B	2,100	87,135
Banque Privee Edmond de Rothschild	3	73,620
Burckhardt Compression Holding	500	98,634
Julius Baer Group	2,000	72,553
Lindt & Spruengli	3	81,231
Partners Group Holding	700	99,118
Vontobel Holding	1,200	35,508
VZ Holding	700	59,584

Total		607,383

Taiwan – 0.7%
Chroma ATE	20,000	43,453
St. Shine Optical	5,000	36,369

Total		79,822

Thailand – 0.4%
Thai Beverage PCL	203,000	42,807

Total		42,807

United Arab Emirates – 1.1%
Lamprell	31,000	113,843
SHUAA Capital [a]	55,000	21,712

Total		135,555

United Kingdom – 6.3%
African Barrick Gold [a]	12,000	106,255
Ashmore Group	30,000	120,049
Begbies Traynor	30,000	35,054
Burberry Group	4,000	43,370
Diploma	9,000	27,110
Domino Printing Sciences	10,000	58,758
Gartmore Group [a]	13,000	24,660
Hikma Pharmaceuticals	7,500	71,930
Michael Page International	12,000	72,840
Rotork	2,200	46,839
Schroders	1,500	32,027
Spirax-Sarco Engineering	2,700	57,484
Victrex	4,500	60,127

Total		756,503

United States – 0.7%
Invesco	1,100	24,101
WaterFurnace Renewable Energy	2,000	56,299

Total		80,400

TOTAL COMMON STOCKS
(Cost $9,409,760)		10,731,070

REPURCHASE AGREEMENT – 15.8%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $1,890,000 (collateralized by obligations of various U.S. Government Agencies, 0.80% due 4/30/10, valued at $1,941,844) (Cost $1,890,000)		1,890,000

TOTAL INVESTMENTS – 105.7%
(Cost $11,299,760)		12,621,070

LIABILITIES LESS CASH AND OTHER ASSETS – (5.7)%		(683,250)

NET ASSETS – 100.0%		$11,937,820

SCHEDULE OF INVESTMENTS
ROYCE FOCUS VALUE FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 85.4%

Consumer Products – 7.7%
Apparel, Shoes and Accessories - 1.0%
Coach	1,500	$59,280

Food/Beverage/Tobacco - 4.7%
Cal-Maine Foods	5,000	169,450
Industrias Bachoco ADR	5,000	110,400

		279,850

Sports and Recreation - 2.0%
Thor Industries	4,000	120,840

Total		459,970

Consumer Services – 1.8%
Retail Stores - 1.8%
Buckle (The)	3,000	110,280

Total		110,280

Diversified Investment Companies – 1.6%
Exchange Traded Funds - 1.6%
UltraShort 20+ Year Treasury ProShares [a]	2,000	97,380

Total		97,380

Financial Intermediaries – 8.1%
Insurance - 4.1%
Berkshire Hathaway Cl. B [a]	3,000	243,810

Securities Brokers - 2.5%
Knight Capital Group Cl. A [a]	10,000	152,500

Securities Exchanges - 1.5%
TMX Group	3,000	88,377

Total		484,687

Financial Services – 10.6%
Information and Processing - 1.5%
SEI Investments	4,000	87,880

Investment Management - 7.7%
Artio Global Investors Cl. A	5,000	123,700
Federated Investors Cl. B	3,000	79,140
Franklin Resources	1,000	110,900
Partners Group Holding	700	99,118
U.S. Global Investors Cl. A	5,000	49,450

		462,308

Other Financial Services - 1.4%
Kennedy-Wilson Holdings [a]	8,000	81,200

Total		631,388

Industrial Products – 19.3%
Building Systems and Components - 1.4%
WaterFurnace Renewable Energy	3,000	84,448

Industrial Components - 2.8%
GrafTech International [a]	12,000	164,040

Metal Fabrication and Distribution - 10.3%
Horsehead Holding Corporation [a]	10,000	118,400
Nucor Corporation	3,000	136,140
Reliance Steel & Aluminum	3,000	147,690
Schnitzer Steel Industries Cl. A	4,000	210,120

		612,350

Miscellaneous Manufacturing - 1.2%
Rational	400	70,126

Pumps, Valves and Bearings - 1.1%
Gardner Denver	1,500	66,060

Specialty Chemicals and Materials - 2.5%
Mosaic Company (The)	2,500	151,925

Total		1,148,949

Industrial Services – 7.2%
Engineering and Construction - 3.0%
Jacobs Engineering Group [a]	4,000	180,760

Food, Tobacco and Agriculture - 1.4%
Alliance Grain Traders	2,500	80,195

Transportation and Logistics - 2.8%
Patriot Transportation Holding [a]	2,000	168,960

Total		429,915

Natural Resources – 22.7%
Energy Services - 5.7%
Major Drilling Group International	5,000	126,028
Pason Systems	5,500	61,896
Tesco Corporation [a]	4,000	46,680
Unit Corporation [a]	2,500	105,700

		340,304

Oil and Gas - 2.5%
Exxon Mobil	2,200	147,356

Precious Metals and Mining - 11.8%
Fresnillo	7,000	90,079
Gammon Gold [a]	10,000	71,900
Ivanhoe Mines [a]	5,000	87,050
Pan American Silver	6,000	138,900
Seabridge Gold [a]	7,500	182,700
Silver Standard Resources [a]	7,500	133,425

		704,054

Real Estate - 1.3%
PICO Holdings [a]	2,000	74,380

Other Natural Resources - 1.4%
Magma Energy [a]	60,200	84,167

Total		1,350,261

Technology – 6.4%
Components and Systems - 1.6%
Western Digital [a]	2,500	97,475

Software - 2.5%
CA	3,500	82,145
Microsoft Corporation	2,300	67,321

		149,466

Telecommunications - 2.3%
ADTRAN	2,000	52,700
Corning	4,000	80,840

		133,540

Total		380,481

TOTAL COMMON STOCKS
(Cost $4,125,993)		5,093,311

REPURCHASE AGREEMENT – 16.7%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $994,000 (collateralized by obligations of various U.S. Government Agencies, due 7/14/10, valued at $1,020,000) (Cost $994,000)		994,000

TOTAL INVESTMENTS – 102.1%
(Cost $5,119,993)		6,087,311

LIABILITIES LESS CASH AND OTHER ASSETS – (2.1)%		(126,858)

NET ASSETS – 100.0%		$5,960,453

SCHEDULE OF INVESTMENTS
ROYCE PARTNERS FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 78.1%

Consumer Products – 1.3%
Home Furnishing and Appliances - 1.3%
Hunter Douglas	400	$20,481

Total		20,481

Consumer Services – 1.3%
Restaurants and Lodgings - 1.3%
Starbucks Corporation [a]	800	19,416

Total		19,416

Diversified Investment Companies – 3.8%
Exchange Traded Funds - 3.8%
UltraShort 20+ Year Treasury ProShares [a]	1,200	58,428

Total		58,428

Financial Intermediaries – 18.9%
Banking - 6.4%
Bank of New York Mellon (The)	1,000	30,880
Bank Sarasin & Cie Cl. B	514	21,327
Northern Trust	500	27,630
State Street	400	18,056

		97,893

Insurance - 6.1%
Alleghany Corporation [a]	82	23,729
Erie Indemnity Cl. A	500	21,565
Marsh & McLennan	1,100	26,862
Primerica [a]	1,500	22,500

		94,656

Real Estate Investment Trusts - 3.0%
Cousins Properties	2,835	23,559
Lexington Realty Trust	3,500	22,785

		46,344

Securities Brokers - 2.5%
Egyptian Financial Group-Hermes
Holding	1,000	5,725
FBR Capital Markets [a]	2,400	10,920
Lazard Cl. A	600	21,420

		38,065

Securities Exchanges - 0.9%
TMX Group	500	14,730

Total		291,688

Financial Services – 18.9%
Information and Processing - 7.8%
MasterCard Cl. A	100	25,400
Morningstar [a]	600	28,854
SEI Investments	1,500	32,955
Western Union	1,900	32,224

		119,433

Investment Management - 11.1%
Artio Global Investors Cl. A	1,000	24,740
Ashmore Group	4,500	18,007
Cohen & Steers	1,200	29,952
Invesco	1,100	24,101
Partners Group Holding	100	14,160
T. Rowe Price Group	300	16,479
VZ Holding	300	25,536
Westwood Holdings Group	500	18,400

		171,375

Total		290,808

Industrial Products – 7.6%
Automotive - 1.0%
Toyota Motor ADR	200	16,084

Industrial Components - 2.2%
Amphenol Corporation Cl. A	300	12,657
GrafTech International [a]	1,500	20,505

		33,162

Machinery - 1.1%
Spirax-Sarco Engineering	800	17,032

Metal Fabrication and Distribution - 2.1%
Nucor Corporation	700	31,766

Pumps, Valves and Bearings - 1.2%
Graco	600	19,200

Total		117,244

Industrial Services – 17.0%
Commercial Services - 8.2%
Brink’s Company (The)	800	22,584
Copart [a]	800	28,480
Manpower	400	22,848
Ritchie Bros. Auctioneers	1,300	27,989
Sotheby’s	800	24,872

		126,773

Engineering and Construction - 2.4%
Fluor Corporation	800	37,208

Food, Tobacco and Agriculture - 1.6%
Potash Corporation of Saskatchewan	200	23,870

Transportation and Logistics - 4.8%
C. H. Robinson Worldwide	300	16,755
Expeditors International of Washington	500	18,460
Landstar System	500	20,990
Patriot Transportation Holding [a]	200	16,896

		73,101

Total		260,952

Natural Resources – 7.3%
Energy Services - 2.9%
CARBO Ceramics	400	24,936
Schlumberger	300	19,038

		43,974

Oil and Gas - 1.1%
Transocean [a]	200	17,276

Precious Metals and Mining - 2.5%
Randgold Resources ADR	500	38,415

Other Natural Resources - 0.8%
Magma Energy [a]	9,000	12,583

Total		112,248

Technology – 2.0%
Software - 1.0%
Microsoft Corporation	500	14,635

Telecommunications - 1.0%
Corning	800	16,168

Total		30,803

TOTAL COMMON STOCKS
(Cost $1,002,973)		1,202,068

REPURCHASE AGREEMENT – 24.7%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $381,000 (collateralized by obligations of various U.S. Government Agencies, 0.95% due 11/30/10, valued at $392,925) (Cost $381,000)		381,000

TOTAL INVESTMENTS – 102.8%
(Cost $1,383,973)		1,583,068

LIABILITIES LESS CASH AND OTHER ASSETS – (2.8)%		(43,410)

NET ASSETS – 100.0%		$1,539,658

SCHEDULE OF INVESTMENTS
ROYCE MID-CAP FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.0%

Consumer Products – 5.8%
Food/Beverage/Tobacco - 4.4%
J.M. Smucker Company (The)	1,300	$78,338
Ralcorp Holdings [a]	600	40,668

		119,006

Sports and Recreation - 1.4%
Hasbro	1,000	38,280

Total		157,286

Consumer Services – 10.1%
Retail Stores - 10.1%
Abercrombie & Fitch Cl. A	600	27,384
American Eagle Outfitters	2,200	40,744
Bed Bath & Beyond [a]	900	39,384
Dollar Tree [a]	1,900	112,518
O’Reilly Automotive [a]	1,250	52,138

Total		272,168

Financial Intermediaries – 3.1%
Banking - 2.0%
Cullen/Frost Bankers	500	27,900
Marshall & Ilsley	3,300	26,565

		54,465

Insurance - 1.1%
PartnerRe	380	30,294

Total		84,759

Financial Services – 6.6%
Information and Processing - 2.1%
SEI Investments	2,500	54,925

Investment Management - 4.5%
Federated Investors Cl. B	1,300	34,294
Invesco	2,700	59,157
Partners Group Holding	200	28,319

		121,770

Total		176,695

Health – 6.8%
Drugs and Biotech - 4.3%
Biogen Idec [a]	1,300	74,568
BioMarin Pharmaceutical [a]	1,800	42,066

		116,634

Medical Products and Devices - 2.5%
Kinetic Concepts [a]	1,380	65,978

Total		182,612

Industrial Products – 21.1%
Automotive - 1.4%
Advance Auto Parts	900	37,728

Industrial Components - 1.9%
Precision Castparts	400	50,684

Metal Fabrication and Distribution - 4.4%
Nucor Corporation	1,200	54,456
Reliance Steel & Aluminum	1,300	63,999

		118,455

Miscellaneous Manufacturing - 1.9%
Teleflex	800	51,256

Paper and Packaging - 3.0%
Greif Cl. A	1,500	82,380

Pumps, Valves and Bearings - 2.9%
Flowserve Corporation	700	77,189

Specialty Chemicals and Materials - 3.5%
Agrium	900	63,567
FMC Corporation	500	30,270

		93,837

Other Industrial Products - 2.1%
Cooper Industries	1,200	57,528

Total		569,057

Industrial Services – 14.4%
Commercial Services - 11.0%
Apollo Group Cl. A [a]	850	52,096
Cintas Corporation	2,500	70,225
Fidelity National Information Services	2,300	53,912
FTI Consulting [a]	1,000	39,320
Manpower	750	42,840
TeleTech Holdings [a]	2,300	39,284

		297,677

Engineering and Construction - 2.1%
Jacobs Engineering Group [a]	1,220	55,132

Industrial Distribution - 1.3%
MSC Industrial Direct Cl. A	700	35,504

Total		388,313

Natural Resources – 12.0%
Energy Services - 2.5%
ENSCO International ADR	1,500	67,170

Oil and Gas - 2.9%
Questar Corporation	1,800	77,760

Precious Metals and Mining - 6.6%
African Barrick Gold [a]	3,400	30,106
Agnico-Eagle Mines	600	33,402
Fresnillo	2,600	33,458
Kinross Gold	2,200	37,598
Red Back Mining [a]	2,100	42,903

		177,467

Total		322,397

Technology – 11.5%
Aerospace and Defense - 2.9%
Goodrich Corporation	430	30,324
L-3 Communications Holdings	520	47,647

		77,971

Components and Systems - 2.9%
Western Digital [a]	2,000	77,980

Distribution - 2.0%
Avnet [a]	1,800	54,000

Software - 3.7%
Activision Blizzard	4,500	54,270
CA	1,900	44,593

		98,863

Total		308,814

Utilities – 1.8%
EQT Corporation	1,200	49,200

Total		49,200

Miscellaneous[d] – 1.8%
Total		48,516

TOTAL COMMON STOCKS
(Cost $2,433,593)		2,559,817

REPURCHASE AGREEMENT – 7.5%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $203,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 9/17/10, valued at $209,203) (Cost $203,000)		203,000

TOTAL INVESTMENTS – 102.5%
(Cost $2,636,593)		2,762,817

LIABILITIES LESS CASH AND OTHER ASSETS – (2.5)%		(67,442)

NET ASSETS – 100.0%		$2,695,375

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 84.7%

Consumer Products – 9.3%
Apparel, Shoes and Accessories - 6.5%
Aeropostale [a]	23,000	$663,090
Columbia Sportswear	14,200	745,926
Volcom [a]	38,700	755,424
Warnaco Group (The) [a]	21,300	1,016,223

		3,180,663

Food/Beverage/Tobacco - 2.8%
Cal-Maine Foods	19,900	674,411
Hain Celestial Group [a]	39,500	685,325

		1,359,736

Total		4,540,399

Consumer Services – 0.7%
Media and Broadcasting - 0.7%
Scripps Networks Interactive Cl. A	8,100	359,235

Total		359,235

Diversified Investment Companies – 1.7%
Exchange Traded Funds - 1.7%
UltraShort 20+ Year Treasury ProShares [a]	17,500	852,075

Total		852,075

Financial Intermediaries – 4.8%
Insurance - 4.0%
Alleghany Corporation [a]	1,838	534,502
Berkley (W.R.)	9,900	258,291
Markel Corporation [a]	1,100	412,126
Validus Holdings	26,700	735,051

		1,939,970

Securities Brokers - 0.8%
Lazard Cl. A	11,000	392,700

Total		2,332,670

Financial Services – 7.0%
Diversified Financial Services - 1.2%
Duff & Phelps Cl. A	34,200	572,508

Information and Processing - 1.9%
SEI Investments	42,700	938,119

Insurance Brokers - 1.7%
Brown & Brown	47,600	852,992

Investment Management - 2.2%
Evercore Partners Cl. A	11,400	342,000
Federated Investors Cl. B	27,700	730,726

		1,072,726

Total		3,436,345

Health – 2.4%
Health Services - 2.4%
ICON ADR [a]	21,700	572,880
VCA Antech [a]	22,000	616,660

Total		1,189,540

Industrial Products – 18.5%
Automotive - 0.9%
Gentex Corporation	22,200	431,124

Building Systems and Components - 2.1%
Drew Industries [a]	26,200	576,924
Simpson Manufacturing	16,800	466,368

		1,043,292

Industrial Components - 2.2%
GrafTech International [a]	80,400	1,099,068

Machinery - 4.9%
Columbus McKinnon [a]	43,000	682,410
Rofin-Sinar Technologies [a]	44,600	1,008,852
Wabtec Corporation	16,175	681,291

		2,372,553

Metal Fabrication and Distribution - 4.1%
Reliance Steel & Aluminum	20,000	984,600
Sims Metal Management ADR	52,040	1,022,066

		2,006,666

Miscellaneous Manufacturing - 1.3%
AZZ	19,200	649,920

Pumps, Valves and Bearings - 1.5%
Gardner Denver	16,300	717,852

Specialty Chemicals and Materials - 1.5%
Westlake Chemical	28,000	722,120

Total		9,042,595

Industrial Services – 19.4%
Commercial Services - 9.0%
Cintas Corporation	30,200	848,318
Corinthian Colleges [a]	50,600	890,054
CRA International [a]	15,700	359,844
FTI Consulting [a]	11,600	456,112
MAXIMUS	10,900	664,137
Robert Half International	19,000	578,170
Universal Technical Institute [a]	25,800	588,756

		4,385,391

Food, Tobacco and Agriculture - 3.5%
American Italian Pasta Cl. A [a]	20,000	777,400
Intrepid Potash [a]	30,300	918,999

		1,696,399

Industrial Distribution - 1.6%
MSC Industrial Direct Cl. A	15,400	781,088

Transportation and Logistics - 5.3%
Arkansas Best	23,700	708,156
Kirby Corporation [a]	16,500	629,475
Landstar System	21,100	885,778
Universal Truckload Services [a]	21,524	378,392

		2,601,801

Total		9,464,679

Natural Resources – 13.3%
Energy Services - 11.0%
Calfrac Well Services	27,000	563,580
Helmerich & Payne	22,800	868,224
Major Drilling Group International	21,600	544,439
Oil States International [a]	19,700	893,198
Pason Systems	74,500	838,414
ShawCor Cl. A	36,900	1,022,366
Unit Corporation [a]	15,150	640,542

		5,370,763

Precious Metals and Mining - 2.3%
Cliffs Natural Resources	11,000	780,450
Randgold Resources ADR	4,400	338,052

		1,118,502

Total		6,489,265

Technology – 6.9%
Components and Systems - 1.8%
Intermec [a]	36,000	510,480
Teradata Corporation [a]	12,000	346,680

		857,160

IT Services - 1.5%
Total System Services	48,200	754,812

Semiconductors and Equipment - 1.1%
Cabot Microelectronics [a]	14,500	548,535

Software - 0.8%
Fair Isaac	14,500	367,430

Telecommunications - 1.7%
Comtech Telecommunications [a]	7,300	233,527
Harmonic [a]	88,400	557,804
Tekelec [a]	2,500	45,400

		836,731

Total		3,364,668

Miscellaneous[d] – 0.7%
Total		331,320

TOTAL COMMON STOCKS
(Cost $33,350,045)		41,402,791

REPURCHASE AGREEMENT – 17.0%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $8,338,001 (collateralized by obligations of various U.S. Government Agencies, due 4/28/10, valued at $8,550,000)
(Cost $8,338,000)		8,338,000

TOTAL INVESTMENTS – 101.7%
(Cost $41,688,045)		49,740,791

LIABILITIES LESS CASH AND OTHER ASSETS – (1.7)%		(854,859)

NET ASSETS – 100.0%		$48,885,932

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.2%

Consumer Products – 15.5%
Apparel, Shoes and Accessories - 7.8%
Daphne International Holdings	47,700	$46,445
Hengdeli Holdings	45,950	19,530
Luk Fook Holdings (International)	83,100	83,804
Movado Group [a,f]	4,050	45,684
Stella International Holdings	26,900	55,018
True Religion Apparel [a]	2,300	69,828

		320,309

Food/Beverage/Tobacco - 4.8%
Binggrae Company	1,504	62,941
Cal-Maine Foods [f]	2,600	88,114
Thai Beverage PCL	230,100	48,521

		199,576

Health, Beauty and Nutrition - 2.9%
NBTY [a]	900	43,182
NutriSystem [f]	4,300	76,583

		119,765

Total		639,650

Consumer Services – 9.0%
Retail Stores - 7.8%
American Eagle Outfitters	2,150	39,818
Cash America International	1,200	47,376
DSW Cl. A [a,f]	300	7,659
EZCORP Cl. A [a]	2,900	59,740
GameStop Corporation Cl. A [a]	2,700	59,157
Rent-A-Center [a]	3,000	70,950
Tiffany & Co.	800	37,992

		322,692

Other Consumer Services - 1.2%
First Cash Financial Services [a]	2,200	47,454

Total		370,146

Diversified Investment Companies – 0.9%
Exchange Traded Funds - 0.9%
UltraShort 20+ Year Treasury ProShares [a]	800	38,952

Total		38,952

Financial Intermediaries – 5.1%
Insurance - 2.4%
Fidelity National Financial Cl. A	5,200	77,064
Greenlight Capital Re Cl. A [a]	900	24,012

		101,076

Securities Brokers - 0.6%
Lazard Cl. A	700	24,990

Securities Exchanges - 1.2%
TMX Group	1,700	50,080

Other Financial Intermediaries - 0.9%
NASDAQ OMX Group (The) [a]	1,700	35,904

Total		212,050

Financial Services – 5.6%
Diversified Financial Services - 1.4%
World Acceptance [a]	1,640	59,171

Information and Processing - 0.9%
Interactive Data [f]	1,100	35,200

Investment Management - 3.3%
AllianceBernstein Holding L.P.	1,200	36,792
Evercore Partners Cl. A	1,200	36,000
Value Partners Group	83,200	64,081

		136,873

Total		231,244

Health – 7.7%
Drugs and Biotech - 2.7%
China Nuokang Bio-Pharmaceutical ADR [a]	1,923	11,923
Endo Pharmaceuticals Holdings [a]	2,300	54,487
3SBio ADR [a]	3,500	43,330

		109,740

Health Services - 5.0%
Pharmaceutical Product Development [f]	5,350	127,062
Res-Care [a]	6,743	80,849

		207,911

Total		317,651

Industrial Products – 10.9%
Automotive - 2.3%
Minth Group	14,200	23,812
SORL Auto Parts [a]	6,000	55,440
Xinyi Glass Holdings	19,200	17,508

		96,760

Building Systems and Components - 1.0%
WaterFurnace Renewable Energy	1,400	39,409

Machinery - 2.3%
Hollysys Automation Technologies [a]	2,600	29,926
Jinpan International [f]	3,202	66,602

		96,528

Metal Fabrication and Distribution - 3.3%
China Metal Recycling Holdings [a]	30,200	27,577
Commercial Metals	2,300	34,638
Foster (L.B.) Company Cl. A [a]	1,300	37,557
Fushi Copperweld [a]	2,640	29,621
Kennametal [f]	300	8,436

		137,829

Miscellaneous Manufacturing - 0.8%
China Automation Group	40,400	31,168

Pumps, Valves and Bearings - 0.5%
Kaydon Corporation	500	18,800

Specialty Chemicals and Materials - 0.7%
China BlueChemical	23,000	14,989
OM Group [a,f]	400	13,552

		28,541

Total		449,035

Industrial Services – 9.0%
Advertising and Publishing - 0.7%
ValueClick [a]	2,760	27,986

Commercial Services - 3.3%
Copart [a]	800	28,480
Global Sources [a]	2,635	17,154
Team [a,f]	3,190	52,922
Verisk Analytics Cl. A [a]	1,300	36,660

		135,216

Engineering and Construction - 0.8%
KBR	1,500	33,240

Food, Tobacco and Agriculture - 3.3%
Chaoda Modern Agriculture	18,324	19,518
China Green (Holdings)	55,300	69,728
Hanfeng Evergreen [a]	6,200	47,676

		136,922

Printing - 0.9%
CSS Industries [f]	1,800	36,180

Total		369,544

Natural Resources – 15.4%
Energy Services - 5.6%
CE Franklin [a]	8,000	54,320
Lufkin Industries	400	31,660
Patterson-UTI Energy	3,100	43,307
Rowan Companies [a]	2,050	59,676
Willbros Group [a]	3,500	42,035

		230,998

Oil and Gas - 2.7%
Arena Resources [a]	1,500	50,100
Gran Tierra Energy [a]	5,200	30,680
St. Mary Land & Exploration	900	31,329

		112,109

Precious Metals and Mining - 7.1%
Market Vectors Gold Miners ETF [f]	2,400	106,584
Market Vectors Junior Gold Miners ETF [a]	2,500	64,300
Randgold Resources ADR	550	42,256
Seabridge Gold [a,f]	3,300	80,388

		293,528

Total		636,635

Technology – 7.3%
Aerospace and Defense - 0.9%
HEICO Corporation	700	36,092

Components and Systems - 1.5%
AAC Acoustic Technologies Holdings	10,900	18,222
Western Digital [a]	1,150	44,839

		63,061

IT Services - 0.4%
Yucheng Technologies [a,f]	4,485	17,491

Semiconductors and Equipment - 0.3%
Varian Semiconductor Equipment Associates [a]	400	13,248

Software - 1.0%
American Software Cl. A	6,770	39,334

Telecommunications - 3.2%
Cogo Group [a]	2,294	16,035
Comtech Telecommunications [a,f]	1,700	54,383
Tekelec [a]	3,350	60,836

		131,254

Total		300,480

Miscellaneous[d] – 4.8%
Total		198,235

TOTAL COMMON STOCKS
(Cost $3,003,908)		3,763,622

REPURCHASE AGREEMENT – 11.2%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $461,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 9/17/10, valued at $474,533)
(Cost $461,000)		461,000

TOTAL INVESTMENTS – 102.4%
(Cost $3,464,908)		4,224,622

LIABILITIES LESS CASH AND OTHER ASSETS – (2.4)%		(100,504)

NET ASSETS – 100.0%		$4,124,118

SECURITIES SOLD SHORT COMMON STOCKS – 9.7%
Diversified Investment Companies – 9.7%
Closed-End Funds - 0.3%
Morgan Stanley China A Share Fund	525	$15,225

Exchange Traded Funds - 9.4%
iShares MSCI Emerging Markets Index Fund	1,200	50,544
iShares MSCI Hong Kong Index Fund	2,850	46,427
iShares Russell 2000 Index Fund	2,100	142,401
Ultra S&P500 ProShares	3,500	147,035

		386,407

TOTAL SECURITIES SOLD SHORT
(Proceeds $337,548)		$401,632

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.1%

Austria – 5.9%
Mayr-Melnhof Karton	3,100	$293,091
Semperit AG Holding	7,200	281,141

Total		574,232

Belgium – 1.9%
Sipef	3,000	189,834

Total		189,834

Brazil – 2.8%
Amil Participacoes	8,500	66,199
Duratex	10,000	86,316
OdontoPrev	3,500	121,531

Total		274,046

Canada – 11.3%
Alliance Grain Traders	3,000	96,234
Ensign Energy Services	10,000	144,735
Ivanhoe Mines [a]	6,000	104,460
Major Drilling Group International	11,500	289,863
Red Back Mining [a]	6,000	122,582
SouthGobi Energy Resources [a]	5,000	78,694
Sprott	23,000	87,186
Tesco Corporation [a,f]	15,000	175,050

Total		1,098,804

Cayman Islands – 0.7%
Endeavour Financial [a]	30,000	71,777

Total		71,777

China – 3.7%
China Forestry Holdings [a]	400,000	178,253
Simcere Pharmaceutical Group ADR [a]	12,500	106,375
3SBio ADR [a]	6,000	74,280

Total		358,908

Denmark – 1.9%
H Lundbeck	10,000	188,505

Total		188,505

Egypt – 1.9%
Egyptian Financial Group-Hermes
Holding	32,500	186,051

Total		186,051

Finland – 1.1%
Vaisala Cl. A	3,500	105,182

Total		105,182

France – 0.6%
Boiron	1,300	55,291

Total		55,291

Germany – 4.0%
Carl Zeiss Meditec	12,500	200,065
Pfeiffer Vacuum Technology	2,500	190,779

Total		390,844

Hong Kong – 7.9%
Asian Citrus Holdings	180,000	149,021
Citic 1616 Holdings	300,000	100,847
Sino Biopharmaceutical	325,000	128,924
Sino-Forest Corporation [a]	4,500	88,170
Value Partners Group	400,000	308,079

Total		775,041

Italy – 1.8%
Recordati	22,500	171,246

Total		171,246

Japan – 9.2%
Benesse Holdings	3,500	151,621
EPS Company	57	138,339
FamilyMart Company	4,000	127,286
Moshi Moshi Hotline	5,100	97,483
Nomura Research Institute	9,000	205,049
Santen Pharmaceutical	6,000	180,083

Total		899,861

Jersey – 1.2%
Randgold Resources ADR	1,500	115,245

Total		115,245

Mexico – 4.9%
Fresnillo	22,000	283,105
Industrias Bachoco ADR	9,000	198,720

Total		481,825

Papua New Guinea – 1.3%
Lihir Gold	45,000	125,122

Total		125,122

Peru – 2.6%
Hochschild Mining	60,000	256,579

Total		256,579

South Africa – 8.9%
Aquarius Platinum	33,500	218,952
Discovery Holdings	32,500	153,938
Lewis Group	25,000	193,925
Northam Platinum	22,500	148,275
Raubex Group	50,000	157,886

Total		872,976

Sweden – 0.5%
Q-Med [a]	5,000	48,472

Total		48,472

Switzerland – 5.1%
Burckhardt Compression Holding	1,400	276,176
Partners Group Holding	1,600	226,555

Total		502,731

United Arab Emirates – 2.3%
Lamprell	60,000	220,341

Total		220,341

United Kingdom – 5.3%
African Barrick Gold [a]	11,500	101,828
Ashmore Group	60,000	240,099
Hikma Pharmaceuticals	7,000	67,134
Spirax-Sarco Engineering	5,000	106,452

Total		515,513

United States – 10.3%
Intrepid Potash [a]	5,500	166,815
Knight Capital Group Cl. A [a]	6,500	99,125
Schnitzer Steel Industries Cl. A	4,500	236,385
UltraShort 20+ Year Treasury ProShares [a]	2,600	126,594
UltraShort Consumer Services ProShares [a]	1,500	45,705
UltraShort Health Care ProShares [a]	1,500	47,115
UltraShort Industrials ProShares [a]	2,000	39,140
UltraShort Real Estate ProShares [a]	5,000	30,200
UltraShort Utilities ProShares [a]	2,000	42,220
Unit Corporation [a]	4,000	169,120

Total		1,002,419

TOTAL COMMON STOCKS
(Cost $8,124,914)		9,480,845

REPURCHASE AGREEMENT – 4.2%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $408,000 (collateralized by obligations of various U.S. Government Agencies, 0.42% due 9/21/10, valued at $420,000)
(Cost $408,000)		408,000

TOTAL INVESTMENTS – 101.3%
(Cost $8,532,914)		9,888,845

LIABILITIES LESS CASH AND OTHER ASSETS – (1.3)%		(125,960)

NET ASSETS – 100.0%		$9,762,885

SECURITIES SOLD SHORT
COMMON STOCKS – 1.6%
Canada – 1.1%
iShares MSCI Canada Index Fund	3,800	$105,982

Total		105,982

Hong Kong – 0.5%
iShares MSCI Hong Kong Index Fund	3,200	52,128

Total		52,128

TOTAL SECURITIES SOLD SHORT
(Proceeds $152,992)		$158,110

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 79.9%

Consumer Services – 4.6%
Retail Stores - 4.6%
Family Dollar Stores	600	$21,966
O’Reilly Automotive [a]	400	16,684
PetSmart	300	9,588

Total		48,238

Diversified Investment Companies – 1.8%
Exchange Traded Funds - 1.8%
UltraShort 20+ Year Treasury ProShares [a]	200	9,738
UltraShort S&P500 ProShares [a]	300	9,300

Total		19,038

Financial Intermediaries – 12.6%
Banking - 3.0%
Comerica	235	8,939
Fifth Third Bancorp	900	12,231
Marshall & Ilsley	1,300	10,465

		31,635

Insurance - 9.6%
Alleghany Corporation [a]	81	23,468
Berkley (W.R.)	200	5,218
Leucadia National [a]	550	13,645
PartnerRe	162	12,915
Wesco Financial	116	44,718

		99,964

Total		131,599

Financial Services – 7.8%
Information and Processing - 6.3%
Equifax	780	27,924
Fiserv [a]	200	10,152
SEI Investments	1,250	27,462

		65,538

Investment Management - 1.5%
Federated Investors Cl. B	600	15,828

Total		81,366

Health – 3.8%
Commercial Services - 1.4%
AmerisourceBergen Corporation	510	14,749

Drugs and Biotech - 1.0%
Endo Pharmaceuticals Holdings [a]	420	9,950

Health Services - 0.6%
DaVita [a]	100	6,340

Medical Products and Devices - 0.8%
C.R. Bard	100	8,662

Total		39,701

Industrial Products – 14.3%
Industrial Components - 2.4%
GrafTech International [a]	800	10,936
Hubbell Cl. B	65	3,278
PerkinElmer	450	10,755

		24,969

Metal Fabrication and Distribution - 1.8%
Reliance Steel & Aluminum	370	18,215

Miscellaneous Manufacturing - 1.3%
Acuity Brands	318	13,423

Paper and Packaging - 2.5%
Greif Cl. A	475	26,087

Pumps, Valves and Bearings - 0.7%
Flowserve Corporation	70	7,719

Specialty Chemicals and Materials - 5.6%
Albemarle Corporation	360	15,347
Lubrizol Corporation (The)	220	20,178
Olin Corporation	1,200	23,544

		59,069

Total		149,482

Industrial Services – 5.3%
Commercial Services - 1.8%
Cintas Corporation	670	18,820

Food, Tobacco and Agriculture - 1.8%
American Italian Pasta Cl. A [a]	480	18,658

Industrial Distribution - 0.5%
Russel Metals	300	5,976

Transportation and Logistics - 1.2%
Landstar System	80	3,358
UTI Worldwide	600	9,192

		12,550

Total		56,004

Natural Resources – 4.5%
Energy Services - 2.6%
ENSCO International ADR	610	27,316

Precious Metals and Mining - 1.9%
Agnico-Eagle Mines	200	11,134
Pan American Silver	400	9,260

		20,394

Total		47,710

Technology – 23.6%
Aerospace and Defense - 4.0%
Mercury Computer Systems [a]	800	10,976
Rockwell Collins	330	20,655
Teledyne Technologies [a]	250	10,317

		41,948

Components and Systems - 5.5%
AVX Corporation	2,135	30,317
Intermec [a]	500	7,090
Thomas & Betts [a]	520	20,405

		57,812

Distribution - 3.3%
Arrow Electronics [a]	300	9,039
ScanSource [a]	900	25,902

		34,941

IT Services - 1.0%
SRA International Cl. A [a]	260	5,405
Sykes Enterprises [a]	200	4,568

		9,973

Semiconductors and Equipment - 7.3%
International Rectifier [a]	2,270	51,983
Micrel	2,300	24,518

		76,501

Telecommunications - 2.5%
Citic 1616 Holdings	33,600	11,295
Tekelec [a]	800	14,528

		25,823

Total		246,998

Utilities – 1.5%
EQT Corporation	100	4,100
UGI Corporation	450	11,943

Total		16,043

Miscellaneous[d] – 0.1%
Total		1,328

TOTAL COMMON STOCKS
(Cost $741,859)		837,507

REPURCHASE AGREEMENT – 18.7%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $196,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 9/17/10, valued at $204,100)
(Cost $196,000)		196,000

TOTAL INVESTMENTS – 98.6%
(Cost $937,859)		1,033,507

CASH AND OTHER ASSETS LESS LIABILITIES – 1.4%		14,248

NET ASSETS – 100.0%		$1,047,755

SCHEDULE OF INVESTMENTS
ROYCE ASIA-PACIFIC SELECT FUND
MARCH 31, 2010 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.8%

British Virgin Islands – 1.3%
Yucheng Technologies [a,f]	5,500	$21,450

Total		21,450

China – 20.4%
Ajisen China Holdings [f]	66,800	65,645
China Shineway Pharmaceutical Group	3,900	10,800
E-House China Holdings ADR [a,f]	1,200	22,836
Golden Eagle Retail Group	16,000	31,941
Semiconductor Manufacturing International [a]	175,000	22,539
Shandong Weigao Group Medical Polymer	5,600	23,369
Simcere Pharmaceutical Group ADR [a,f]	1,700	14,467
Sinovac Biotech [a,f]	5,800	34,278
3SBio ADR [a,f]	3,700	45,806
Tianneng Power International	100,000	61,564

Total		333,245

Hong Kong – 19.0%
Bosideng International Holdings [f]	76,000	17,032
China Green (Holdings) [f]	37,700	47,536
Citic 1616 Holdings	124,500	41,852
Comba Telecom Systems Holdings	21,000	26,885
Huabao International Holdings	41,000	49,004
Pico Far East Holdings	168,000	30,509
Sa Sa International Holdings	61,000	47,296
Shimao Property Holdings	5,000	9,196
SJM Holdings	29,000	19,049
Value Partners Group	21,600	16,636
VODone	12,000	4,451

Total		309,446

Japan – 22.5%
Benesse Holdings	300	12,996
Capcom Company [f]	1,300	24,557
Celsys	20	34,870
Daiichikosho Company	800	10,320
EPS Company	6	14,562
FamilyMart Company	400	12,729
Fancl Corporation	600	11,372
Gree	200	12,215
Kakaku.com	4	14,504
Kao Corporation [f]	900	22,815
MEC Company	2,200	12,237
Meitec Corporation [a]	600	11,751
Nihon Kohden	1,100	20,237
Nomura Research Institute	500	11,392
Oriental Land	200	13,948
Proto Corporation	300	10,172
Ryohin Keikaku [f]	400	16,879
Sankyo Company	300	14,841
Shiseido Company [f]	700	15,200
Terumo Corporation	200	10,654
TOTO	3,100	21,122
Tsumura & Company [f]	800	23,232
Wacom Company	10	15,242

Total		367,847

Singapore – 6.4%
Biosensors International Group [a]	47,000	23,518
Raffles Education [a,f]	51,400	13,411
Raffles Medical Group	30,300	34,654
Singapore Airport Terminal Services	17,000	32,202

Total		103,785

South Korea – 12.4%
Green Cross [f]	510	54,315
Hanmi Pharm [f]	240	23,227
KT&G Corporation [f]	800	44,262
MegaStudy Company	200	32,967
NCSoft Corporation [f]	150	19,024
Woongjin Coway	900	27,880

Total		201,675

Taiwan – 9.8%
Chroma ATE	5,900	12,819
Delta Electronics	9,000	28,481
Paragon Technologies	4,100	11,309
St. Shine Optical	6,000	43,643
Taiwan Hon Chuan Enterprise	17,000	31,850
WPG Holdings	19,100	31,214

Total		159,316

TOTAL COMMON STOCKS
(Cost $1,342,484)		1,496,764

REPURCHASE AGREEMENT – 5.8%
State Street Bank & Trust Company, 0.005% dated 3/31/10, due 4/1/10, maturity value $95,000 (collateralized by obligations of various U.S. Government Agencies, 4.375% due 9/17/10, valued at $102,050)
(Cost $95,000)		95,000

TOTAL INVESTMENTS – 97.6%
(Cost $1,437,484)		1,591,764

CASH AND OTHER ASSETS LESS LIABILITIES – 2.4%		38,310

NET ASSETS – 100.0%		$1,630,074

SECURITIES SOLD SHORT COMMON STOCKS – 16.7%
China – 5.8%
iShares FTSE/Xinhua China 25 Index Fund	600	$25,260
Morgan Stanley China A Share Fund	1,200	34,800
Suntech Power Holdings ADR	600	8,412
Trina Solar ADR	300	7,323
Yingli Green Energy Holding Company ADR	1,500	19,110

Total		94,905

Hong Kong – 1.0%
iShares MSCI Hong Kong Index Fund	1,000	16,290

Total		16,290

Japan – 1.9%
iShares MSCI Japan Index Fund	3,000	31,320

Total		31,320

Singapore – 0.7%
iShares MSCI Singapore Index Fund	1,000	11,500

Total		11,500

South Korea – 3.4%
iShares MSCI South Korea Index Fund	1,100	55,000

Total		55,000

Taiwan – 2.3%
iShares MSCI Taiwan Index Fund	3,000	37,650

Total		37,650

Non-Country Specific – 1.6%
iShares MSCI Emerging Markets Index Fund	600	25,272

Total		25,272

TOTAL SECURITIES SOLD SHORT
(Proceeds $267,563)		$271,937

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2010. Total market value of loaned securities as of March 31, 2010 was as follows:

Fund	Market Value

Royce Pennsylvania Mutual Fund	$23,574,807
Royce Micro-Cap Fund	8,133,256
Royce Premier Fund	15,424,976
Royce Low-Priced Stock Fund	30,699,802
Royce Total Return Fund	2,951,835
Royce Heritage Fund	1,671,844
Royce Opportunity Fund	45,316,618
Royce Value Fund	4,155,093
Royce Value Plus Fund	34,515,767

[c]
At March 31, 2010, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[d]	Includes securities first acquired in 2010 and less than 1% of net assets.
[e]
Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Heritage Fund. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

[f]	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At March 31, 2010, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$4,826,194,409	$737,612,405	$1,101,798,105	$364,185,700
Royce Micro-Cap Fund	1,041,713,915	149,219,745	258,405,064	109,185,319
Royce Premier Fund	4,450,233,545	1,356,034,748	1,482,084,111	126,049,363
Royce Low-Priced Stock Fund	2,985,064,957	716,178,050	974,726,281	258,548,231
Royce Total Return Fund	3,574,067,861	754,959,144	1,031,290,975	276,331,831
Royce Heritage Fund	208,085,351	35,781,674	40,681,271	4,899,597
Royce Opportunity Fund	1,857,334,183	109,167,851	360,748,299	251,580,448
Royce Special Equity Fund	1,220,903,121	305,600,122	316,665,899	11,065,777
Royce Value Fund	1,375,433,149	186,743,832	242,629,387	55,885,555
Royce Value Plus Fund	3,236,590,898	106,487,324	470,592,144	364,104,820
Royce 100 Fund	246,749,704	45,124,037	46,866,583	1,742,546
Royce Discovery Fund	3,009,795	(40,160)	205,050	245,210
Royce Financial Services Fund	12,399,253	833,203	1,913,019	1,079,816
Royce Dividend Value Fund	36,452,486	5,252,430	5,778,294	525,864
Royce European Smaller-Companies Fund	6,966,374	373,901	866,277	492,376
Royce Global Value Fund	51,684,738	4,942,068	7,870,419	2,928,351
Royce SMid-Cap Value Fund	4,067,395	346,133	393,215	47,082
Royce International Smaller-Companies Fund	11,301,835	1,319,235	1,599,770	280,535
Royce Focus Value Fund	5,119,993	967,318	1,000,982	33,664
Royce Partners Fund	1,383,973	199,095	203,013	3,918
Royce Mid-Cap Fund	2,640,853	121,964	147,181	25,217
Royce Select Fund I	41,779,562	7,961,229	8,142,189	180,960
Royce Select Fund II	3,127,845	695,145	842,409	147,264
Royce Global Select Fund	8,381,239	1,349,496	1,801,734	452,238
Royce SMid-Cap Select Fund	938,127	95,380	100,617	5,237
Royce Asia-Pacific Select Fund	1,169,921	149,906	218,797	68,891

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common stocks	$5,079,803,623	$230,827,448	$–	$5,310,631,071
Cash equivalents	24,406,743	228,769,000	–	253,175,743
Royce Micro-Cap Fund
Common stocks	749,253,959	292,301,118	104,881	1,041,659,958
Cash equivalents	8,825,702	140,448,000	–	149,273,702
Royce Premier Fund
Common stocks	4,638,739,863	398,011,834	–	5,036,751,697
Cash equivalents	15,988,596	753,528,000	–	769,516,596
Royce Low-Priced Stock Fund
Common stocks	2,746,827,051	655,589,048	–	3,402,416,099
Cash equivalents	31,564,908	267,262,000	–	298,826,908
Royce Total Return Fund
Common stocks	3,890,257,274	157,431,755	–	4,047,689,029
Preferred stocks	23,934,559	5,681,250	–	29,615,809
Corporate bonds	–	21,400,060	–	21,400,060
Cash equivalents	3,060,107	227,262,000	–	230,322,107
Royce Heritage Fund
Common stocks	186,520,929	45,022,093	25,080	231,568,102
Cash equivalents	1,750,923	10,548,000	–	12,298,923
Royce Opportunity Fund
Common stocks	1,781,871,089	4,658,066	–	1,786,529,155
Corporate bonds	–	1,058,727	–	1,058,727
Cash equivalents	47,269,152	131,645,000	–	178,914,152
Royce Special Equity Fund
Common stocks	1,211,492,741	15,755,502	–	1,227,248,243
Cash equivalents	–	299,255,000	–	299,255,000
Royce Value Fund
Common stocks	1,378,886,587	138,606,398	–	1,517,492,985
Cash equivalents	4,266,996	40,417,000	–	44,683,996
Royce Value Plus Fund
Common stocks	2,946,272,125	215,096,553	–	3,161,368,678
Cash equivalents	34,681,544	147,028,000	–	181,709,544
Royce 100 Fund
Common stocks	244,720,416	18,330,325	–	263,050,741
Cash equivalents	–	28,823,000	–	28,823,000
Royce Discovery Fund
Common stocks	2,716,635	–	–	2,716,635
Cash equivalents	–	253,000	–	253,000
Royce Financial Services Fund
Common stocks	9,435,130	3,797,326	–	13,232,456
Cash equivalents	–	–	–	–
Royce Dividend Value Fund
Common stocks	33,476,750	6,998,166	–	40,474,916
Cash equivalents	–	1,230,000	–	1,230,000
Royce European Smaller-Companies Fund
Common stocks	36,780	6,873,495	–	6,910,275
Cash equivalents	–	430,000	–	430,000
Royce Global Value Fund
Common stocks	14,344,581	36,706,225	–	51,050,806
Cash equivalents	–	5,576,000	–	5,576,000
Royce SMid-Cap Value Fund
Common stocks	3,438,464	404,064	–	3,842,528
Cash equivalents	–	571,000	–	571,000
Royce International Smaller-Companies Fund
Common stocks	1,543,591	9,187,479	–	10,731,070
Cash equivalents	–	1,890,000	–	1,890,000
Royce Focus Value Fund
Common stocks	4,308,877	784,434	–	5,093,311
Cash equivalents	–	994,000	–	994,000
Royce Partners Fund
Common stocks	1,052,487	149,581	–	1,202,068
Cash equivalents	–	381,000	–	381,000
Royce Mid-Cap Fund
Common stocks	2,425,030	134,787	–	2,559,817
Cash equivalents	–	203,000	–	203,000
Royce Select Fund I
Common stocks	38,433,992	2,968,799	–	41,402,791
Cash equivalents	–	8,338,000	–	8,338,000
Royce Select Fund II
Common stocks	2,915,562	848,060	–	3,763,622
Cash equivalents	–	461,000	–	461,000
Royce Global Select Fund
Common stocks	1,776,549	7,704,296	–	9,480,845
Cash equivalents	–	408,000	–	408,000
Royce SMid-Cap Select Fund
Common stocks	820,237	17,270	–	837,507
Cash equivalents	–	196,000	–	196,000
Royce Asia-Pacific Select Fund
Common stocks	138,837	1,357,927	–	1,496,764
Cash equivalents	–	95,000	–	95,000

Short positions:

	Level 1	Level 2	Level 3	Total

Royce Select Fund II
Common stocks	$(401,632)	$–	$–	$(401,632)
Royce Global Select Fund
Common stocks	(158,110)	–	–	(158,110)
Royce Asia-Pacific Select Fund
Common stocks	(271,937)	–	–	(271,937)

Level 3 Reconciliation:

					Realized and
	Balance as of				Unrealized	Balance as of
	12/31/09	Purchases	Transfers In	Sales	Gain (Loss)	3/31/10

Royce Micro-Cap Fund
Common stocks	$–	$–	$–	$–	$104,881	$104,881
Royce Heritage Fund
Common stocks	25,115	–	–	–	(35)	25,080
Royce Special Equity Fund
Common stocks	225,131	–	–	1,793,930	1,568,799	–
Royce Value Plus Fund
Common stocks	97,821	–	–	–	(97,821)	–

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:

The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2010:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/09	12/31/09	Purchases	Sales	(Loss)	Income	3/31/10	3/31/10

Royce Pennsylvania Mutual Fund
Colony Financial	286,647	$5,838,999	$10,323,643	$–	$–	$124,560	806,701	$16,134,020
Ethan Allen Interiors	1,587,541	21,304,800	–	314,732	(73,287)	79,377	1,573,910	32,469,763
Harbinger Group	1,009,600	7,087,392	–	–	–	–	1,009,600	6,834,992
Home Diagnostics*	878,647	5,359,747	–	7,104,923	2,934,721	–
Nutraceutical International	737,810	9,126,710	–	–	–	–	737,810	11,022,881
Obagi Medical Products*	1,143,524	13,722,288	36,960	1,508,362	330,334	–
Pervasive Software	1,461,500	7,044,430	–	–	–	–	1,461,500	7,395,190
Rimage Corporation	648,314	11,241,765	–	–	–	–	648,314	9,374,620
Stanley Furniture	689,924	7,002,729	–	–	–	–	689,924	7,009,628
U.S. Physical Therapy	905,675	15,333,078	–	–	–	–	905,675	15,758,745
Weyco Group	590,500	13,959,420	–	–	–	88,575	590,500	13,888,560
		117,021,358			3,191,768	292,512		119,888,399
Royce Micro-Cap Fund
Arctic Cat*	1,013,800	9,286,408	–	3,896,734	(323,262)	–
Cache*	708,800	3,239,216	–	678,939	1,632,467	–
CryptoLogic	751,575	2,750,765	–	–	–	–	751,575	2,863,501
GP Strategies	1,028,900	7,747,617	612,054	–	–	–	1,109,900	9,278,764
Heritage-Crystal Clean	317,133	3,317,211	2,291,630	–	–	–	566,033	6,396,173
Key Technology	405,314	4,725,961	531,959	–	–	–	444,814	6,116,192
LaCrosse Footwear	522,669	6,648,350	155,300	–	–	588,003	532,669	8,176,469
PDI	740,394	3,568,699	403,144	–	–	–	811,394	6,101,683
TGC Industries	1,405,193	5,494,305	114,019	–	–	–	1,432,999	5,789,316
ULURU	4,423,519	928,939	–	–	–	–	4,423,519	743,151
World Energy Solutions*	428,100	1,232,928	–	–	–	–
		48,940,399			1,309,205	588,003		45,465,249
Royce Premier Fund
Arkansas Best	1,906,902	56,120,126	–	–	–	57,207	1,906,902	56,978,232
Cabot Microelectronics	2,086,191	68,760,855	1,799,524	–	–	–	2,136,191	80,812,106
Cal-Maine Foods	1,712,686	58,368,339	–	–	–	294,582	1,712,686	58,042,929
Cognex Corporation	2,957,717	52,410,745	–	–	–	147,886	2,957,717	54,688,187
Dionex Corporation	1,294,500	95,624,715	2,507,551	–	–	–	1,329,500	99,420,010
Fossil	3,548,290	119,080,612	–	2,317,360	497,839	–	3,473,290	131,081,964
Lincoln Electric Holdings	2,512,497	134,318,090	–	–	–	703,499	2,512,497	136,503,962
MKS Instruments	2,941,910	51,218,653	–	–	–	–	2,941,910	57,632,017
Nu Skin Enterprises Cl. A	3,381,500	90,860,905	–	–	–	422,688	3,381,500	98,401,650
ProAssurance Corporation	1,633,449	87,732,546	–	–	–	–	1,633,449	95,622,104
Sanderson Farms	1,957,391	82,523,605	4,229,400	–	–	293,609	2,037,191	109,213,810
Schnitzer Steel Industries Cl. A	1,635,238	78,000,853	8,697,260	–	–	29,859	1,826,438	95,942,788
Seabridge Gold	2,103,900	51,061,653	7,359,804	–	–	–	2,403,900	58,559,004
Silver Standard Resources	4,116,399	90,025,646	–	–	–	–	4,116,399	73,230,738
Simpson Manufacturing	3,308,986	88,978,634	2,014,668	–	–	330,899	3,397,886	94,325,315
Thor Industries	3,754,300	117,885,020	8,608,781	–	–	267,659	4,023,700	121,555,977
Trican Well Service	6,069,100	81,590,616	4,565,220	–	–	–	6,419,100	83,047,286
Unit Corporation	2,920,474	124,120,145	–	–	–	–	2,920,474	123,477,641
Woodward Governor	3,841,024	98,983,188	–	–	–	230,461	3,841,024	122,835,948
		1,627,664,946			497,839	2,778,349		1,751,371,668
Royce Low-Priced Stock Fund
Castle (A.M.) & Co.	1,849,667	25,321,941	–	–	–	–	1,849,667	24,193,644
Ceradyne	1,583,100	30,411,351	–	1,796,658	289,628	–	1,491,667	33,845,924
Cross Country Healthcare	2,328,100	23,071,471	–	–	–	–	2,328,100	23,537,091
Houston Wire & Cable	1,465,700	17,441,830	1,486,093	–	–	126,752	1,591,200	18,426,096
Imperial Sugar	713,740	12,447,625	–	580,000	193,505	14,275	663,740	10,294,608
Integral Systems	1,366,294	11,832,106	–	516,097	(62,488)	–	1,316,294	12,675,911
KVH Industries	1,100,200	16,227,950	–	–	–	–	1,100,200	14,511,638
LECG Corporation*	1,722,490	5,150,245	–	–	–	–
New Frontier Media	1,903,000	3,596,670	–	181,000	3,278	–	1,803,000	3,606,000
Novatel Wireless	2,292,176	18,268,643	–	–	–	–	2,292,176	15,426,344
PC-Tel	1,295,592	7,669,905	–	–	–	–	1,295,592	8,006,759
Sigma Designs	2,045,558	21,887,471	–	–	–	–	2,045,558	23,994,395
Tesco Corporation	3,077,305	39,728,008	–	–	–	–	3,077,305	35,912,149
Total Energy Services	1,966,700	13,069,335	–	–	–	49,134	1,966,700	16,265,722
TTM Technologies*	2,300,035	26,519,403	–	6,683,971	(1,855,157)	–
WaterFurnace Renewable Energy	700,500	17,387,752	2,439,683	–	–	125,146	799,500	22,505,494
		290,031,706			(1,431,234)	315,307		263,201,775
Royce Total Return Fund
Bancorp Rhode Island	261,300	6,710,184	–	–	–	44,421	261,300	7,146,555
Chase Corporation	773,974	9,140,633	–	–	–	–	773,974	9,767,552
Mueller (Paul) Company	116,700	2,334,000	–	–	–	–	116,700	2,474,040
Peapack-Gladstone Financial	463,145	5,872,679	–	–	–	23,157	463,145	7,276,008
Starrett (L.S.) Company (The) Cl. A	529,400	4,664,014	–	–	–	31,764	529,400	5,479,290
		28,721,510			–	99,342		32,143,445
Royce Opportunity Fund
AXT	1,796,352	5,838,144	123,538	–	–	–	1,836,852	5,859,558
BTU International	622,455	3,952,589	–	–	–	–	622,455	3,803,200
Cambrex Corporation	1,595,708	8,904,051	552,313	842,044	50,785	–	1,493,151	6,047,262
ClearOne Communications	699,862	2,211,564	–	–	–	–	699,862	2,113,583
Comstock Homebuilding Cl. A	911,315	738,165	226,841	10,644	636	–	1,150,865	1,265,952
Concurrent Computer	459,787	1,839,148	–	–	–	–	459,787	2,643,775
Cost Plus	1,103,440	1,125,509	331,547	–	–	–	1,318,838	2,729,995
dELiA*s	2,037,584	3,810,282	–	16,566	(6,546)	–	2,031,584	3,514,640
Dixie Group	698,444	1,892,783	106,283	–	–	–	731,444	3,620,648
Evans & Sutherland Computer	766,730	76,673	–	–	–	–	766,730	84,340
Gerber Scientific	1,267,500	6,400,875	51,737	–	–	–	1,277,500	7,933,275
Interlink Electronics*	792,875	261,649	–	2,739,956	(2,521,522)	–
Interphase Corporation	404,700	1,036,032	–	8,837	(2,233)	–	401,800	1,048,698
LeCroy Corporation	855,536	3,122,706	144,176	21,662	2,083	–	886,536	4,406,084
Lydall	874,600	4,556,666	–	–	–	–	874,600	6,865,610
MarineMax	1,285,700	11,815,583	–	3,497,502	(1,897,425)	–	1,132,700	12,187,852
Material Sciences	970,950	1,718,581	–	–	–	–	970,950	2,000,157
Merix Corporation*	1,722,167	4,219,309	–	–	–	–
Network Equipment Technologies	1,830,887	7,415,092	25,472	–	–	–	1,835,887	10,115,737
Planar Systems	1,372,633	3,912,004	38,421	–	–	–	1,386,933	3,869,543
REX Stores	670,200	9,423,012	–	1,671,515	164,278	–	559,400	9,062,280
SigmaTron International	329,572	1,647,860	–	–	–	–	329,572	1,766,506
Thermadyne Holdings	713,971	5,190,569	–	355,309	(186,839)	–	692,271	5,074,346
TRC Companies	1,756,647	5,252,375	–	–	–	–	1,756,647	5,146,976
		96,361,221			(4,396,783)	–		101,160,017
Royce Special Equity Fund
Ampco-Pittsburgh	536,000	16,900,080	1,653,480	–	–	96,480	600,000	14,892,000
Atrion Corporation	132,000	20,555,040	359,959	35,905	3,463	840,054	134,392	19,223,432
Baker (Michael)	173,655	7,189,317	11,134,623	–	–	–	471,000	16,240,080
Bowl America Cl. A	303,587	3,961,810	30,946	–	–	47,242	305,987	3,977,831
CSS Industries	646,000	12,558,240	725,403	–	–	100,635	685,000	13,768,500
Dorman Products	1,059,063	16,584,926	1,373,372	–	–	–	1,147,000	21,781,530
Foster (L.B.) Company Cl. A	752,911	22,444,277	1,828,282	–	–	–	818,011	23,632,338
Frisch’s Restaurants	506,784	12,086,798	17,300	–	–	65,975	507,500	11,215,750
Hooker Furniture	577,640	7,145,407	483,673	–	–	59,933	615,000	9,889,200
Hurco Companies	334,900	4,956,520	268,841	–	–	–	350,500	5,898,915
Insteel Industries	831,510	10,809,630	1,183,562	–	–	28,080	936,000	10,005,840
Koss Corporation*	450,262	225,131	–	4,384,872	(2,590,942)	–
Lawson Products	582,700	10,284,655	–	1,159,525	(544,542)	–	546,728	8,457,882
Mesa Laboratories	231,644	6,103,820	1,703,881	–	–	28,936	296,121	7,583,659
National Presto Industries	499,500	54,560,385	–	–	–	4,070,925	499,500	59,395,545
Park Electrochemical	1,007,000	27,833,480	1,135,128	–	–	100,700	1,049,100	30,151,134
Psychemedics Corporation	436,672	3,209,539	181,123	–	–	52,401	460,000	3,519,000
Utah Medical Products	149,216	4,375,013	1,041,838	–	–	41,704	186,580	5,248,495
Versant Corporation	310,614	4,739,970	471,144	–	–	–	342,000	5,157,360
		246,524,038			(3,132,021)	5,533,065		270,038,491
Royce Value Plus Fund
A.C. Moore Arts & Crafts	1,883,100	5,536,314	–	8,548,247	(7,363,960)	–	1,456,451	4,267,401
Avid Technology	2,342,672	29,892,495	–	–	–	–	2,342,672	32,282,020
Bancorp (The)	1,317,170	9,035,786	–	–	–	–	1,317,170	11,722,813
Berkshire Hills Bancorp	612,500	12,666,500	8,231,693	–	–	174,128	1,088,300	19,948,539
Caliper Life Sciences	2,990,500	7,685,585	–	–	–	–	2,990,500	11,812,475
Casual Male Retail Group	4,088,734	9,526,750	–	–	–	–	4,088,734	15,762,069
Celadon Group	1,893,600	20,545,560	–	–	–	–	1,893,600	26,396,784
Cerus Corporation	2,884,500	5,740,155	–	–	–	–	2,884,500	8,047,755
Christopher & Banks	2,253,900	17,174,718	–	–	–	135,234	2,253,900	18,031,200
Cosi	3,997,600	2,398,560	489,106	–	–	–	4,975,812	4,403,594
Cosi (Rights)*	3,997,600	97,821	–	–	–	–
Cypress Bioscience	2,259,200	13,012,992	–	–	–	–	2,259,200	11,070,080
Digi International	1,213,800	11,069,856	516,421	–	–	–	1,263,800	13,446,832
Energy Partners	–	–	24,019,620	–	–	–	2,289,108	27,881,335
Exar Corporation	2,171,464	15,439,109	350,630	–	–	–	2,221,464	15,661,321
FARO Technologies	1,584,700	33,975,968	–	7,571,329	(821,496)	–	1,304,800	33,598,600
GSI Group	2,538,394	2,157,635	–	–	–	–	2,538,394	5,026,020
HealthTronics	2,518,718	6,649,416	–	–	–	–	2,518,718	9,017,010
Liquidity Services	1,748,723	17,609,641	–	–	–	–	1,748,723	20,180,263
Littelfuse	1,549,395	49,813,049	1,799,795	1,004,238	(18,506)	–	1,573,495	59,808,545
Mercury Computer Systems	2,198,749	24,208,226	–	–	–	–	2,198,749	30,166,836
NutriSystem	1,158,874	36,122,102	9,899,030	–	–	285,928	1,683,874	29,989,796
RADVision*	1,391,600	8,405,264	–	13,777,031	(8,466,628)	–
Shamir Optical Industry	1,257,200	10,057,600	–	2,662,620	(328,889)	–	1,023,119	9,954,948
Supertex	782,053	23,305,179	1,288,760	–	–	–	832,053	21,292,236
Symyx Technologies	3,132,577	17,229,174	1,407,120	–	–	–	3,444,577	15,466,151
Tennant Company	861,000	22,549,590	1,878,719	–	–	132,244	944,602	25,872,648
Theratechnologies	3,319,600	14,061,125	437,989	242,280	(117,945)	–	3,394,600	16,978,849
TradeStation Group	2,190,000	17,279,100	–	–	–	–	2,190,000	15,351,900
		443,245,270			(17,117,424)	727,534		513,438,020
*Not an Affiliated Company at March 31, 2010.
Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 26, 2010

By:

/s/John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: May 26, 2010